UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05742

Name of Fund:	BlackRock Funds

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:	Donald C. Burke, Chief Executive Officer, BlackRock Funds, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code:	(800) 441-7762

Date of fiscal year end:	09/30/2008

Date of reporting period:	10/01/2007 – 12/31/2007

Item 1 – Schedule of Investments

Capital Appreciation Portfolio
Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks — 97.7%
Advertising — 0.3%
Focus Media Holding Ltd. -ADR(b)(c)	16,200	$920,322

Aerospace — 1.8%
Northrop Grumman Corp.	41,500	3,263,560
United Technologies Corp.	22,800	1,745,112

		5,008,672

Banks — 0.7%
JPMorgan Chase & Co.	45,300	1,977,345

Beverages & Bottling — 4.4%
The Coca-Cola Co.	150,000	9,205,500
PepsiCo, Inc.	34,400	2,610,960

		11,816,460

Business Services — 0.5%
Fluor Corp.	9,200	1,340,624

Computer & Office Equipment — 6.6%
Apple Computer, Inc.(b)	54,899	10,874,394
Cisco Systems, Inc.(b)	260,767	7,058,963

		17,933,357

Computer Software & Services — 14.7%
Adobe Systems, Inc.(b)	192,394	8,220,996
Electronic Arts, Inc.(b)	45,900	2,681,019
Google, Inc.- Class A(b)	14,894	10,298,903
Microsoft Corp.	282,170	10,045,252
Salesforce.com, Inc.(b)(c)	81,600	5,115,504
Sun Microsystems, Inc.(b)	113,000	2,048,690
VMware, Inc.(b)(c)	17,290	1,469,477

		39,879,841

Energy & Utilities — 0.7%
Exelon Corp.	24,700	2,016,508

Entertainment & Leisure — 0.6%
Las Vegas Sands Corp.(b)(c)	15,522	1,599,542

Finance — 1.5%
The Goldman Sachs Group, Inc.	8,900	1,913,945
NYSE Euronext, Inc.	24,400	2,141,588

		4,055,533

Food & Agriculture — 3.3%
Monsanto Co.	65,440	7,308,994
Potash Corp. of Saskatchewan, Inc.	11,120	1,600,835

		8,909,829

Insurance — 3.1%
American International Group, Inc.	57,900	3,375,570
WellPoint, Inc.(b)	56,700	4,974,291

		8,349,861

Machinery & Heavy Equipment — 1.7%
Joy Global, Inc.	68,700	4,521,834

Manufacturing — 10.1%
Corning, Inc.	147,793	3,545,554
Crocs, Inc.(b)	48,200	1,774,242
Danaher Corp.	67,500	5,922,450
Foster Wheeler Ltd.(b)	33,480	5,190,070
General Electric Co.	102,491	3,799,341
Honeywell International, Inc.	114,740	7,064,542

		27,296,199

Measuring & Controlling Devices — 2.1%
Thermo Electron Corp.(b)	97,000	5,594,960

Medical & Medical Services — 2.7%
Henry Schein, Inc.(b)	55,900	3,432,260
Medco Health Solutions, Inc.(b)	38,511	3,905,015

		7,337,275

Medical Instruments & Supplies — 5.2%
C.R. Bard, Inc.	23,800	2,256,240
Hologic, Inc.(b)	99,200	6,809,088
Johnson & Johnson	76,600	5,109,220

		14,174,548

Metal & Mining — 3.9%
CONSOL Energy, Inc.(c)	113,300	8,103,216
Freeport-McMoRan Copper & Gold, Inc. - Class B	24,537	2,513,570

		10,616,786

Oil & Gas — 3.2%
EOG Resources, Inc.	35,900	3,204,075
Schlumberger Ltd.	28,200	2,774,034
Transocean, Inc.(b)	18,955	2,713,408

		8,691,517

Pharmaceuticals — 7.7%
Abbott Laboratories	102,300	5,744,145
Celgene Corp.(b)	26,800	1,238,428
Elan Corp. Plc - ADR(b)	184,800	4,061,904
Gilead Sciences, Inc.(b)	96,200	4,426,162
Merck & Co., Inc.	91,446	5,313,927

		20,784,566

Retail Merchandising — 5.9%
Amazon.com, Inc.(b)	47,422	4,393,174
Kohl’s Corp.(b)	87,300	3,998,340
Nordstrom, Inc.	38,200	1,403,086
Wal-Mart Stores, Inc.	132,586	6,301,813

		16,096,413

Security Brokers & Dealers — 1.9%
Janus Capital Group, Inc.	153,183	5,032,061

Semiconductors & Related Devices — 1.9%
Broadcom Corp. - Class A(b)	79,500	2,078,130
PMC-Sierra, Inc.(b)	449,400	2,939,076

		5,017,206

Soaps & Cosmetics — 2.6%
Avon Products, Inc.	52,800	2,087,184
The Procter & Gamble Co.	69,400	5,095,348

		7,182,532

Telecommunications — 6.3%
AT&T, Inc.	125,183	5,202,606
NII Holdings, Inc.(b)	46,681	2,255,626
QUALCOMM, Inc.	125,569	4,941,140

DECEMBER 31, 2007	1

Capital Appreciation Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks (Continued)
Telecommunications (Continued)
Research In Motion Ltd.(b)	12,120	$1,374,408
Verizon Communications, Inc.	74,500	3,254,905

		17,028,685

Tobacco — 3.2%
Altria Group, Inc.	116,412	8,798,419

Transportation — 1.1%
Expeditors International of Washington, Inc.(c)	64,528	2,883,111

TOTAL COMMON STOCKS
(Cost $208,916,992)		264,864,006

Short Term Investment — 2.4%
Galileo Money Market Fund, 4.32%(d)
(Cost $6,515,700)	6,515,700	6,515,700

TOTAL INVESTMENTS IN SECURITIES BEFORE SECURITIES LENDING COLLATERAL AND AFFILIATED INVESTMENT — 100.1%
(Cost $215,432,692)		271,379,706

Affiliated Investment — 6.9%
Short Term Investment — 6.9%
BlackRock Liquidity Series, LLC Money Market Series(e)
(Cost $18,812,600)	18,812,600	18,812,600

TOTAL INVESTMENTS IN SECURITIES — 107.0%
(Cost $234,245,292(a))		290,192,306
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL — (6.9)%		(18,812,600)
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(245,878)

NET ASSETS — 100.0%		$271,133,828

(a)	Cost for federal income tax purposes is $235,369,538. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$60,344,233
Gross unrealized depreciation	(5,521,465)

$54,822,768

(b)	Non-income producing security.
(c)	Total or partial security on loan.
(d)	Represents current yield as of December 31, 2007.
(e)	Security purchased with the cash proceeds from securities loaned.

2	DECEMBER 31, 2007

Mid-Cap Value Equity Portfolio
Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks — 95.6%
Banks — 7.1%
The Bank of New York Mellon Corp.	299,300	$14,593,868
Cullen/Frost Bankers, Inc.	209,935	10,635,307
First Midwest Bancorp, Inc.	405,100	12,396,060
People’s United Financial, Inc.	914,220	16,273,116
Wintrust Financial Corp.	274,900	9,107,437
Zions Bancorporation	184,900	8,632,981

		71,638,769

Beverages & Bottling — 1.2%
Constellation Brands, Inc.(b)(c)	493,700	11,671,068

Broadcasting — 1.6%
Belo Corp.	921,626	16,073,157

Business Services — 2.2%
The Brink’s Co.	258,100	15,418,894
W.W. Grainger, Inc.	75,192	6,580,804

		21,999,698

Chemicals — 3.0%
Ashland, Inc.	232,000	11,003,760
Celanese Corp. - Series A	268,900	11,379,848
Hercules, Inc.	384,000	7,430,400

		29,814,008

Computer & Office Equipment — 1.4%
Electronics for Imaging, Inc.(b)	616,100	13,849,928
Phase Metrics, Inc.(b)(d)	108,409	2,168

		13,852,096

Computer Software & Services — 1.6%
International Game Technology	117,100	5,144,203
Tech Data Corp.(b)	284,500	10,731,340

		15,875,543

Containers — 2.5%
Owens-Illinois, Inc.(b)	115,800	5,732,100
Pactiv Corp.(b)	530,500	14,127,215
Smurfit-Stone Container Corp.(b)(c)	472,500	4,989,600

		24,848,915

Electronics — 2.1%
Agilent Technologies, Inc.(b)	359,800	13,219,052
Intersil Corp. - Class A	342,300	8,379,504

		21,598,556

Energy & Utilities — 12.6%
Constellation Energy Group, Inc.	129,700	13,298,141
Edison International	257,400	13,737,438
Entergy Corp.	104,300	12,465,936
Equitable Resources, Inc.	288,500	15,371,280
NRG Energy, Inc.(b)	266,700	11,558,778
PPL Corp.	337,400	17,575,166
Public Service Enterprise Group, Inc.	177,500	17,437,600
Questar Corp.	269,800	14,596,180
Wisconsin Energy Corp.	211,800	10,316,778

		126,357,297

Entertainment & Leisure — 0.6%
Pinnacle Entertainment, Inc.(b)	242,800	5,720,368

Finance — 5.2%
Affiliated Managers Group, Inc.(b)	87,400	10,266,004
Ambac Financial Group, Inc.(c)	141,650	3,650,320
Capital One Financial Corp.(c)	124,000	5,860,240
CIT Group, Inc.	154,900	3,722,247
Freedom Pay, Inc.(d)	43,051	431
Invesco Ltd.	424,000	13,305,120
TD Ameritrade Holding Corp.(b)	786,700	15,781,202

		52,585,564

Food & Agriculture — 2.8%
Dean Foods Co.(c)	561,900	14,530,734
Del Monte Foods Co.	1,448,417	13,702,025

		28,232,759

Insurance — 7.2%
Assurant, Inc.	192,300	12,864,870
AXIS Capital Holdings Ltd.	323,000	12,587,310
Endurance Specialty Holdings Ltd.(c)	294,519	12,290,278
HCC Insurance Holdings, Inc.	523,600	15,016,848
W.R. Berkley Corp.	502,900	14,991,449
XL Capital Ltd.	94,800	4,769,388

		72,520,143

Machinery & Heavy Equipment — 0.9%
Albany International Corp. - Class A	247,100	9,167,410

Manufacturing — 4.9%
Dover Corp.	326,500	15,048,385
Eaton Corp.	112,200	10,877,790
General Cable Corp.(b)(c)	76,600	5,613,248
Jones Apparel Group, Inc.(c)	628,000	10,041,720
Textron, Inc.	115,700	8,249,410

		49,830,553

Medical & Medical Services — 4.6%
Coventry Health Care, Inc.(b)	216,300	12,815,775
Covidien Ltd.	228,500	10,120,265
Laboratory Corp. of America Holdings(b)(c)	140,600	10,619,518
Quest Diagnostics, Inc.(c)	245,400	12,981,660

		46,537,218

Medical Instruments & Supplies — 2.1%
The Cooper Cos., Inc.,(c)	352,800	13,406,400
Hillenbrand Industries, Inc.	142,166	7,922,911

		21,329,311

Metal & Mining — 1.2%
CONSOL Energy, Inc.	49,400	3,533,088
Reliance Steel & Aluminum Co.	151,200	8,195,040

		11,728,128

Motor Vehicles — 1.3%
Ford Motor Co.(b)(c)	1,191,314	8,017,543
General Motors Corp.(c)	210,600	5,241,834

		13,259,377

Oil & Gas — 7.0%
Diamond Offshore Drilling, Inc.	71,700	10,181,400
EOG Resources, Inc.	154,700	13,806,975
Grant Prideco, Inc.(b)	338,600	18,795,686
Newfield Exploration Co.(b)	266,900	14,065,630
Southwestern Energy Co.(b)	241,200	13,439,664

		70,289,355

Personal Services — 0.2%
Och-Ziff Capital Management Group LLC(b)(c)	91,000	2,391,480

DECEMBER 31, 2007	3

Mid-Cap Value Equity Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks (Continued)
Publishing & Printing — 1.9%
The McGraw-Hill Cos., Inc.(c)	143,300	$6,277,973
R.R. Donnelley & Sons Co.	350,000	13,209,000

		19,486,973

Railroad & Shipping — 1.3%
Norfolk Southern Corp.	262,100	13,220,324

Real Estate — 2.3%
Boston Properties, Inc. (REIT)(c)	131,500	12,073,015
Simon Property Group, Inc. (REIT)(c)	134,400	11,673,984

		23,746,999

Retail Merchandising — 8.2%
Advance Auto Parts, Inc.	324,800	12,339,152
Borders Group, Inc.(c)	437,400	4,658,310
The Children’s Place Retail Stores, Inc.(b)	254,600	6,601,778
Limited Brands, Inc.(c)	630,500	11,935,365
Longs Drug Stores Corp.	139,900	6,575,300
Macy’s, Inc.	374,100	9,677,967
Safeway, Inc.	484,100	16,561,061
SUPERVALU, Inc.	106,600	3,999,632
The Talbots, Inc.(c)	839,374	9,921,401

		82,269,966

Security Brokers & Dealers — 1.0%
Piper Jaffray Cos., Inc.(b)	224,000	10,375,680

Semiconductors & Related Devices — 1.0%
Micron Technology, Inc.(b)	1,394,100	10,107,225

Soaps & Cosmetics — 0.8%
Estee Lauder Cos., Inc.(c)	177,400	7,736,414

Telecommunications — 2.1%
Amdocs Ltd.(b)	239,114	8,242,260
Anixter International, Inc.(b)(c)	204,275	12,720,204

		20,962,464

Textiles — 0.6%
Carter’s, Inc.(b)	300,900	5,822,415

Tobacco — 2.3%
Loews Corp. - Carolina Group	136,600	11,651,980
UST, Inc.(c)	203,700	11,162,760

		22,814,740

Waste Management — 0.8%
URS Corp.(b)	151,200	8,214,696

TOTAL COMMON STOCKS
(Cost $864,616,829)		962,078,669

Short Term Investment — 4.8%
Galileo Money Market Fund, 4.32%(e)
(Cost $48,358,742)(e)	48,358,742	48,358,742

TOTAL INVESTMENTS IN SECURITIES BEFORE SECURITIES LENDING COLLATERAL AND AFFILIATED INVESTMENT — 100.4%
(Cost $912,975,571)		1,010,437,411

Affiliated Investment — 14.3%
Short Term Investment — 14.3%
BlackRock Liquidity Series, LLC Money Market Series(f)
(Cost $144,538,100)	144,538,100	144,538,100

TOTAL INVESTMENTS IN SECURITIES — 114.7%
(Cost $1,057,513,671(a))		1,154,975,511
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL — (14.3)%		(144,538,100)
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(3,702,717)

NET ASSETS — 100.0%		$1,006,734,694

(a)	Cost for federal income tax purposes is $1,081,211,229. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$127,132,312
Gross unrealized depreciation	(53,368,030)

$73,764,282

(b)	Non-income producing security.
(c)	Total or partial security on loan.
(d)	Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees. As of December 31, 2007, these securities had a total market value of $2,599, which represents less than 0.1% of net assets.
(e)	Represents current yield as of December 31, 2007.
(f)	Security purchased with the cash proceeds from securities loaned.

4	DECEMBER 31, 2007

Mid-Cap Growth Equity Portfolio
Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks — 98.4%
Aerospace — 3.3%
BE Aerospace, Inc.(b)	133,400	$7,056,860
Goodrich Corp.	89,700	6,333,717

		13,390,577

Banks — 1.7%
Fidelity National Information Services, Inc.	163,700	6,808,283

Broadcasting — 1.1%
CKX, Inc.(b)	353,000	4,236,000

Business Services — 3.3%
DeVry, Inc.	68,614	3,565,184
Genpact Ltd.(b)	130,400	1,985,992
Iron Mountain, Inc.(b)(c)	203,400	7,529,868

		13,081,044

Chemicals — 4.2%
Agrium, Inc.	121,900	8,802,399
Celanese Corp. - Series A	186,900	7,909,608

		16,712,007

Computer & Office Equipment — 0.5%
Intuit, Inc.(b)	64,600	2,042,006

Computer Software & Services — 11.0%
ACI Worldwide, Inc.(b)	156,800	2,985,472
Adobe Systems, Inc.(b)	201,600	8,614,368
Foundry Networks, Inc.(b)	289,500	5,072,040
IHS, Inc.(b)	125,000	7,570,000
International Game Technology(c)	127,000	5,579,110
Jack Henry & Associates, Inc.	162,400	3,952,816
Juniper Networks, Inc.(b)	124,900	4,146,680
MICROS Systems, Inc.(b)	86,700	6,082,872

		44,003,358

Electronics — 5.4%
Ametek, Inc.	194,600	9,115,064
Amphenol Corp.	194,400	9,014,328
Intersil Corp. - Class A	147,100	3,601,008

		21,730,400

Energy & Utilities — 0.5%
Quanta Services, Inc.(b)	80,600	2,114,944

Entertainment & Leisure — 5.1%
DreamWorks Animation SKG, Inc. - Class A(b)	213,600	5,455,344
Orient-Express Hotels Ltd. - Class A	85,400	4,912,208
Pinnacle Entertainment, Inc.(b)	105,500	2,485,580
Scientific Games Corp. - Class A(b)	227,800	7,574,350

		20,427,482

Finance — 5.9%
Affiliated Managers Group, Inc.(b)(c)	26,200	3,077,452
AllianceBernstein Holding LP	47,200	3,551,800
CME Group, Inc.	15,100	10,358,600
Invesco Ltd.	88,700	2,783,406
T. Rowe Price Group, Inc.	60,100	3,658,888

		23,430,146

Food & Agriculture — 0.8%
Panera Bread Co. - Class A(b)(c)	86,300	3,091,266

Machinery & Heavy Equipment — 1.7%
Joy Global, Inc.	102,300	6,733,386

Manufacturing — 4.6%
IDEX Corp.	177,900	6,427,527
Phillips-Van Heusen Corp.	68,400	2,521,224
Precision Castparts Corp.	27,000	3,744,900
Quanex Corp.	113,000	5,864,700

		18,558,351

Measuring & Controlling Devices — 2.6%
Thermo Electron Corp.(b)	178,600	10,301,648

Medical & Medical Services — 6.6%
Coventry Health Care, Inc.(b)	77,450	4,588,913
Magellan Health Services, Inc.(b)	87,200	4,066,136
Medco Health Solutions, Inc.(b)	84,400	8,558,160
Pediatrix Medical Group, Inc.(b)	135,900	9,261,585

		26,474,794

Medical Instruments & Supplies — 2.8%
Hologic, Inc.(b)	98,100	6,733,584
Martek Biosciences Corp.(b)(c)	144,400	4,271,352

		11,004,936

Metal & Mining — 5.3%
Century Aluminum Co.(b)	97,900	5,280,726
CONSOL Energy, Inc.	122,900	8,789,808
Massey Energy Co.	202,600	7,242,950

		21,313,484

Miscellaneous Services — 1.5%
TeleTech Holdings, Inc.(b)	289,300	6,153,411

Motor Vehicles — 2.3%
Oshkosh Truck Corp.(c)	193,200	9,130,632

Oil & Gas — 9.2%
Acergy SA - ADR	220,500	4,844,385
BJ Services Co.	90,500	2,195,530
Chesapeake Energy Corp.	121,700	4,770,640
EOG Resources, Inc.	71,400	6,372,450
Newfield Exploration Co.(b)	131,405	6,925,043
Noble Corp.	103,000	5,820,530
Plains Exploration & Production Co.(b)	58,800	3,175,200
Transocean, Inc.(b)	19,979	2,859,994

		36,963,772

Personal Services — 1.1%
Life Time Fitness, Inc.(b)(c)	65,200	3,239,136
MSCI, Inc.(b)	25,100	963,840

		4,202,976

Pharmaceuticals — 3.8%
Endo Pharmaceuticals Holdings, Inc.(b)	132,500	3,533,775
Forest Laboratories, Inc.(b)	52,600	1,917,270
Medicis Pharmaceutical Corp.	153,100	3,976,007
Shire Plc - ADR	85,656	5,905,981

		15,333,033

Railroad & Shipping — 0.5%
UTI Worldwide, Inc.	99,100	1,942,360

Retail Merchandising — 4.5%
GameStop Corp.(b)	187,200	11,626,992
TJX Cos., Inc.(c)	215,000	6,176,950

		17,803,942

DECEMBER 31, 2007	5

Mid-Cap Growth Equity Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks (Continued)
Semiconductors & Related Devices — 2.4%
Broadcom Corp. - Class A(b)	126,000	$3,293,640
Lam Research Corp.(b)	45,293	1,958,016
PMC - Sierra, Inc.(b)	668,200	4,370,028

		9,621,684

Soaps & Cosmetics — 1.6%
Bare Escentuals, Inc.(b)(c)	269,200	6,528,100

Telecommunications — 5.1%
Amdocs Ltd.(b)	151,300	5,215,311
American Tower Corp. - Class A(b)	130,000	5,538,000
Harris Corp.	157,100	9,847,028

		20,600,339

TOTAL COMMON STOCKS
(Cost $299,183,298)		393,734,361

Short Term Investment — 1.9%
Galileo Money Market Fund, 4.32%(d)(d)
(Cost $7,571,010)(d)	7,571,010	7,571,010

TOTAL INVESTMENTS IN SECURITIES BEFORE SECURITIES LENDING COLLATERAL AND AFFILIATED INVESTMENT — 100.3%
(Cost $306,754,308)		401,305,371

Affiliated Investment — 9.3%
Short Term Investment — 9.3%
BlackRock Liquidity Series, LLC Money Market Series(e)
(Cost $37,207,400)	37,207,400	37,207,400

TOTAL INVESTMENTS IN SECURITIES — 109.6%
(Cost $343,961,708(a))		438,512,771
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL — (9.3)%		(37,207,400)
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(1,279,420)

NET ASSETS — 100.0%		$400,025,951

(a)	Cost for federal income tax purposes is $344,203,835. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$114,696,328
Gross unrealized depreciation	(20,387,392)

$94,308,936

(b)	Non-income producing security.
(c)	Total or partial security on loan.
(d)	Represents current yield as of December 31, 2007.
(e)	Security purchased with the cash proceeds from securities loaned.

6	DECEMBER 31, 2007

Aurora Portfolio
Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks — 99.9%
Canada — 2.4%
Real Estate — 2.4%
Boardwalk Real Estate Investment Trust (REIT)	685,144	$30,926,760

United States — 97.5%
Aerospace — 3.6%
Orbital Sciences Corp.(b)(c)	463,377	11,362,004
Spirit AeroSystems Holdings, Inc. - Class A(b)	712,123	24,568,244
Teledyne Technologies, Inc.(b)	193,000	10,292,690

		46,222,938

Banks — 4.5%
Cullen/Frost Bankers, Inc.(c)	230,000	11,651,800
First Midwest Bancorp, Inc.	384,200	11,756,520
People’s United Financial, Inc.	873,400	15,546,520
Sterling Bancshares, Inc.	1,226,511	13,687,863
United Bankshares, Inc.	207,400	5,811,348

		58,454,051

Business Services — 3.9%
The Brink’s Co.(c)	727,700	43,472,798
Martha Stewart Living Omnimedia, Inc.(b)(c)	397,200	3,682,044
Pzena Investment Management, Inc.(c)	305,500	3,482,700

		50,637,542

Chemicals — 1.0%
Celanese Corp. - Series A	304,000	12,865,280

Computer & Office Equipment — 1.1%
Electronics for Imaging, Inc.(b)	643,100	14,456,888

Computer Software & Services — 6.3%
priceline.com, Inc.(b)(c)	160,200	18,400,572
Sybase, Inc.(b)(c)	1,342,700	35,031,043
Tech Data Corp.(b)	484,100	18,260,252
Teradata Corp.(b)	373,600	10,240,376

		81,932,243

Construction — 4.0%
Chicago Bridge & Iron Co. NV - ADR	243,000	14,686,920
Perini Corp.(b)	355,000	14,704,100
Texas Industries, Inc.(c)	318,400	22,319,840

		51,710,860

Containers — 2.0%
Crown Holdings, Inc.(b)(c)	333,800	8,561,970
Pactiv Corp.(b)	636,900	16,960,647

		25,522,617

Electronics — 0.9%
RF Micro Devices, Inc.(b)(c)	2,130,500	12,165,155

Energy & Utilities — 4.3%
CMS Energy Corp.(c)	484,700	8,424,086
Equitable Resources, Inc.	251,500	13,399,920
Integrys Energy Group, Inc.	217,955	11,266,094
MDU Resources Group, Inc.	410,900	11,344,949
Vectren Corp.	389,000	11,284,890

		55,719,939

Entertainment & Leisure — 9.1%
Hasbro, Inc.	370,100	9,467,158
Morgans Hotel Group Co.(b)	1,013,593	19,542,073
Orient-Express Hotels Ltd. - Class A	341,800	19,660,336
Pinnacle Entertainment, Inc.(b)(c)	983,034	23,160,281
Scientific Games Corp. - Class A(b)	1,070,000	35,577,500
WMS Industries, Inc.(b)	288,500	10,570,640

		117,977,988

Finance — 2.4%
Affiliated Managers Group, Inc.(b)(c)	259,800	30,516,108

Food & Agriculture — 3.5%
Chiquita Brands International, Inc.(b)	344,800	6,340,872
Dean Foods Co.	348,900	9,022,554
Hain Celestial Group, Inc.(b)(c)	917,208	29,350,656

		44,714,082

Insurance — 3.5%
Aspen Insurance Holdings Ltd.	339,600	9,794,064
Endurance Specialty Holdings Ltd.(c)	305,511	12,748,974
Platinum Underwriters Holdings Ltd.	294,577	10,475,158
W.R. Berkley Corp.(c)	395,300	11,783,893

		44,802,089

Machinery & Heavy Equipment — 0.6%
Albany International Corp. - Class A	213,000	7,902,300

Manufacturing — 5.0%
Commercial Metals Co.	220,930	6,484,295
Elizabeth Arden, Inc.(b)	556,400	11,322,740
Fuller (H.B.) Co.	551,900	12,390,155
General Cable Corp.(b)(c)	191,500	14,033,120
Hexel Corp.(b)(c)	494,500	12,006,460
Lennox International, Inc.(c)	219,300	9,083,406

		65,320,176

Medical & Medical Services — 5.3%
Community Health Systems, Inc.(b)	170,601	6,288,353
Davita, Inc.(b)	233,200	13,140,820
Kindred Healthcare, Inc.(b)	597,075	14,914,933
Magellan Health Services, Inc.(b)	728,000	33,946,640

		68,290,746

Medical Instruments & Supplies — 0.7%
DENTSPLY International, Inc.	200,800	9,040,016

Metal & Mining — 1.2%
Foundation Coal Holdings, Inc.	300,000	15,750,000

Motor Vehicles — 1.3%
LKQ Corp.(b)	800,000	16,816,000

Oil & Gas — 6.6%
Cal Dive International, Inc.(b)(c)	313,300	4,148,092
Exterran Holdings, Inc.(b)	141,600	11,582,880
Grant Prideco, Inc.(b)	273,700	15,193,087
Oceaneering International, Inc.(b)	180,300	12,143,205
Petrohawk Energy Corp.(b)	835,200	14,457,312
Sandridge Energy, Inc.(b)(c)	19,300	692,098
Southwest Gas Corp.(c)	390,036	11,611,372
Southwestern Energy Co.(b)	270,900	15,094,548

		84,922,594

Paper & Forest Products — 1.2%
Louisiana-Pacific Corp.(c)	1,169,300	15,996,024

Pharmaceuticals — 2.7%
Axcan Pharma, Inc.(b)	1,238,983	28,496,609

DECEMBER 31, 2007	7

Aurora Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks (Continued)
United States (Continued)
Pharmaceuticals (Continued)
Dyax Corp.(b)	1,721,200	$6,299,592

		34,796,201

Real Estate — 1.0%
Alexandria Real Estate Equities, Inc. (REIT)(c)	133,800	13,603,446

Retail Merchandising — 12.0%
AnnTaylor Stores Corp.(b)	404,400	10,336,464
BJ’s Wholesale Club, Inc.(b)(c)	1,297,200	43,884,276
Copart, Inc.(b)	354,300	15,075,465
Jarden Corp.(b)	368,500	8,700,285
PetSmart, Inc.(c)	589,200	13,863,876
Ruddick Corp.	499,300	17,310,731
Saks, Inc.(b)(c)	1,147,218	23,816,246
Sally Beauty Holdings, Inc.(b)	910,700	8,241,835
The Talbots, Inc.(c)	1,230,903	14,549,273

		155,778,451

Security Brokers & Dealers — 2.2%
Piper Jaffray Cos., Inc.(b)(c)	608,100	28,167,192

Semiconductors & Related Devices — 1.5%
Micron Technology, Inc.(b)	909,100	6,590,975
PMC-Sierra, Inc.(b)(c)	2,048,900	13,399,806

		19,990,781

Telecommunications — 3.1%
Anixter International, Inc.(b)	166,400	10,361,728
Polycom, Inc.(b)	782,100	21,726,738
Tessera Technologies, Inc.(b)	199,800	8,311,680

		40,400,146

Transportation — 0.9%
Kirby Corp.(b)	248,200	11,536,336

Waste Management — 2.1%
URS Corp.(b)	498,400	27,078,072

Total United States		1,263,086,261

TOTAL COMMON STOCKS
(Cost $1,214,898,165)		1,294,013,021

Short Term Investment — 1.1%
Galileo Money Market Fund, 4.32%(d)
(Cost $13,796,882)(d)	13,796,882	13,796,882

TOTAL INVESTMENTS IN SECURITIES BEFORE SECURITIES LENDING COLLATERAL AND AFFILIATED INVESTMENT — 101.0%
(Cost $1,228,695,047)		1,307,809,903

Affiliated Investment — 19.6%
Short Term Investment — 19.6%
BlackRock Liquidity Series, LLC Money Market Series(e)
(Cost $254,573,400)	254,573,400	254,573,400

TOTAL INVESTMENTS IN SECURITIES — 120.6%
(Cost $1,483,268,447(a))		1,562,383,303
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL — (19.6)%		(254,573,400)
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(12,758,259)

NET ASSETS — 100.0%		$1,295,051,644

(a)	Cost for federal income tax purposes is $1,485,960,270. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$177,238,500
Gross unrealized depreciation	(100,815,467)

$76,423,033

(b)	Non-income producing security.
(c)	Total or partial security on loan.
(d)	Represents current yield as of December 31, 2007.
(e)	Security purchased with the cash proceeds from securities loaned.

8	DECEMBER 31, 2007

Small/Mid-Cap Growth Equity Portfolio
Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks — 99.9%
Aerospace — 3.3%
Argon ST, Inc.(b)	147,500	$2,737,600
BE Aerospace, Inc.(b)	119,000	6,295,100

		9,032,700

Banks — 3.0%
Fidelity National Information Services, Inc.	93,448	3,886,502
Signature Bank(b)	70,900	2,392,875
UMB Financial Corp.	47,000	1,802,920

		8,082,297

Broadcasting — 2.2%
CKX, Inc.(b)	508,300	6,099,600

Business Services — 9.0%
3Par, Inc.(b)	6,600	85,140
The Advisory Board Co.(b)	39,700	2,548,343
CommVault Systems, Inc.(b)	160,354	3,396,298
DeVry, Inc.	61,440	3,192,422
ExlService Holdings, Inc.(b)	285,108	6,580,293
Forrester Research, Inc.(b)	183,951	5,154,307
Net1 UEPS Technologies, Inc.(b)(c)	115,100	3,379,336

		24,336,139

Chemicals — 1.9%
Celanese Corp. - Series A(c)	121,500	5,141,880

Computer Software & Services — 17.1%
ACI Worldwide, Inc.(b)	149,424	2,845,033
Blackboard, Inc.(b)	104,700	4,214,175
Foundry Networks, Inc.(b)	134,100	2,349,432
IHS, Inc.(b)	79,808	4,833,172
International Game Technology	66,500	2,921,345
Jack Henry & Associates, Inc.	108,746	2,646,878
MICROS Systems, Inc.(b)	64,300	4,511,288
SkillSoft Plc - ADR(b)	1,037,000	9,913,720
SonicWALL, Inc.(b)	692,300	7,421,456
Sykes Enterprises, Inc.(b)	264,684	4,764,312

		46,420,811

Electronics — 3.1%
Ametek, Inc.	83,800	3,925,192
Intersil Corp. - Class A	82,900	2,029,392
Silicon Motion Technology Corp. - ADR(b)	130,838	2,326,300

		8,280,884

Energy & Utilities — 1.1%
Airgas, Inc.	55,678	2,901,381

Entertainment & Leisure — 4.4%
DreamWorks Animation SKG, Inc. - Class A(b)	112,232	2,866,405
Orient-Express Hotels Ltd. - Class A	55,400	3,186,608
Pinnacle Entertainment, Inc.(b)	102,362	2,411,649
Scientific Games Corp. - Class A(b)	108,000	3,591,000

		12,055,662

Finance — 5.5%
Affiliated Managers Group, Inc.(b)	22,500	2,642,850
CME Group, Inc.	7,490	5,138,140
Invesco Ltd.	122,700	3,850,326
Longtop Financial Technologies Ltd.(b)	700	16,576
Wright Express Corp.(b)	96,218	3,414,777

		15,062,669

Machinery & Heavy Equipment — 1.4%
Joy Global, Inc.	55,900	3,679,338

Manufacturing — 4.4%
IDEX Corp.	58,592	2,116,929
Ladish Co., Inc.(b)	64,100	2,768,479
Phillips-Van Heusen Corp.	58,342	2,150,486
Quanex Corp.	87,000	4,515,300
Smith & Wesson Holding Corp.(b)(c)	59,700	364,170

		11,915,364

Medical & Medical Services — 6.6%
Coventry Health Care, Inc.(b)	58,560	3,469,680
Lifecell Corp.(b)	50,916	2,194,989
Magellan Health Services, Inc.(b)	66,400	3,096,232
MedCath Corp.(b)	146,600	3,600,496
Pediatrix Medical Group, Inc.(b)	81,500	5,554,225

		17,915,622

Medical Instruments & Supplies — 6.2%
Align Technology, Inc.(b)	104,344	1,740,458
Hologic, Inc.(b)	64,900	4,454,736
SonoSite, Inc.(b)	114,478	3,854,475
Wright Medical Group, Inc.(b)	136,348	3,977,271
Zoll Medical Corp.(b)	107,942	2,884,210

		16,911,150

Metal & Mining — 4.4%
Century Aluminum Co.(b)	44,500	2,400,330
CONSOL Energy, Inc.	63,400	4,534,368
Massey Energy Co.(c)	141,600	5,062,200

		11,996,898

Miscellaneous Services — 1.3%
TeleTech Holdings, Inc.(b)	166,540	3,542,306

Motor Vehicles — 1.2%
Oshkosh Truck Corp.	69,700	3,294,022

Oil & Gas — 5.6%
Delta Petroleum Corp.(b)(c)	140,918	2,656,304
Newfield Exploration Co.(b)	57,800	3,046,060
Noble Corp.	58,400	3,300,184
Plains Exploration & Production Co.(b)	56,500	3,051,000
Superior Energy Services, Inc.(b)	92,400	3,180,408

		15,233,956

Personal Services — 1.2%
Life Time Fitness, Inc.(b)(c)	52,014	2,584,055
MSCI, Inc.(b)	17,200	660,480

		3,244,535

Pharmaceuticals — 4.6%
Endo Pharmaceuticals Holdings, Inc.(b)	129,600	3,456,432
Forest Laboratories, Inc.(b)	73,078	2,663,693
Medicis Pharmaceutical Corp.	121,500	3,155,355
Shire Plc - ADR	47,676	3,287,260

		12,562,740

Railroad & Shipping — 0.8%
UTI Worldwide, Inc.	116,600	2,285,360

Restaurants — 0.7%
Ruth’s Chris Steak House, Inc.(b)	226,500	2,024,910

Retail Merchandising — 3.3%
Dick’s Sporting Goods, Inc.(b)	110,030	3,054,433
GameStop Corp.(b)	95,166	5,910,760

		8,965,193

DECEMBER 31, 2007	9

Small/Mid-Cap Growth Equity Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks (Continued)
Semiconductors & Related Devices — 2.7%
Microsemi Corp.(b)	117,200	$2,594,808
Standard Microsystems Corp.(b)	118,300	4,621,981

		7,216,789

Soaps & Cosmetics — 1.1%
Bare Escentuals, Inc.(b)(c)	120,422	2,920,233
Ulta Salon Cosmetics & Fragrance, Inc.(b)	3,900	66,885

		2,987,118

Telecommunications — 3.8%
Amdocs Ltd.(b)	87,675	3,022,157
American Tower Corp. - Class A(b)	78,500	3,344,100
Harris Corp.	64,000	4,011,520

		10,377,777

TOTAL COMMON STOCKS
(Cost $218,272,467)		271,567,101

Short Term Investments — 1.9%
Galileo Money Market Fund, 4.32%(d)
(Cost $5,119,647)(d)	5,119,647	5,119,647

TOTAL INVESTMENTS IN SECURITIES BEFORE SECURITIES LENDING COLLATERAL AND AFFILIATED INVESTMENT — 101.8%
(Cost $223,392,114)		276,686,748

Affiliated Investment — 6.5%
Short Term Investment — 6.5%
BlackRock Liquidity Series, LLC Money Market Series(e)
(Cost $17,521,600)	17,521,600	17,521,600

TOTAL INVESTMENTS IN SECURITIES — 108.3%
(Cost $240,913,714(a))		294,208,348
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL — (6.5)%		(17,521,600)
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(4,931,708)

NET ASSETS — 100.0%		$271,755,040

(a)	Cost for federal income tax purposes is $242,086,734. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$65,835,455
Gross unrealized depreciation	(13,713,841)

$52,121,614

(b)	Non-income producing security.
(c)	Total or partial security on loan.
(d)	Represents current yield as of December 31, 2007.
(e)	Security purchased with the cash proceeds from securities loaned.

10	DECEMBER 31, 2007

Small Cap Value Equity Portfolio
Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks — 95.7%
Aerospace — 1.7%
Orbital Sciences Corp.(b)	40,900	$1,002,868

Banks — 5.2%
First Midwest Bancorp, Inc.	24,800	758,880
First Niagara Financial Group, Inc.	25,400	305,816
KBW, Inc.(b)	21,900	560,421
Sterling Bancshares, Inc.	47,728	532,644
United Bankshares, Inc.	21,480	601,870
Wintrust Financial Corp.	10,956	362,972

		3,122,603

Business Services — 3.5%
The Brink’s Co.	27,200	1,624,928
Forrester Research, Inc.(b)	17,000	476,340

		2,101,268

Chemicals — 1.4%
Sensient Technologies Corp.	29,700	839,916

Computer & Office Equipment — 1.4%
Electronics for Imaging, Inc.(b)	35,800	804,784

Computer Software & Services — 3.8%
Epicor Software Corp.(b)	30,900	364,002
Guidance Software, Inc.(b)	19,715	274,827
Lawson Software, Inc.(b)	51,700	529,408
Quality Systems, Inc.(c)	10,900	332,341
SkillSoft Plc - ADR(b)	59,033	564,356
Tech Data Corp.(b)	4,600	173,512

		2,238,446

Construction — 5.9%
Dycom Industries, Inc.(b)	38,402	1,023,413
Great Lakes Dredge & Dock Corp.	20,997	183,094
Perini Corp.(b)	16,977	703,188
Texas Industries, Inc.	22,600	1,584,260

		3,493,955

Containers — 2.4%
Silgan Holdings, Inc.	27,000	1,402,380

Electronics — 1.6%
RF Micro Devices, Inc.(b)	164,900	941,579

Energy & Utilities — 1.3%
UIL Holdings Corp.	20,700	764,865

Entertainment & Leisure — 8.6%
Leapfrog Enterprises, Inc.(b)(c)	51,406	345,962
Morgans Hotel Group Co.(b)	49,704	958,293
Orient-Express Hotels Ltd. - Class A	14,900	857,048
Pinnacle Entertainment, Inc.(b)	53,400	1,258,104
Vail Resorts, Inc.(b)	12,122	652,285
WMS Industries, Inc.(b)	28,700	1,051,568

		5,123,260

Food & Agriculture — 2.1%
Hain Celestial Group, Inc.(b)	38,200	1,222,400

Insurance — 4.5%
Aspen Insurance Holdings Ltd.	9,600	276,864
Endurance Specialty Holdings Ltd.	13,685	571,075
IPC Holdings Ltd.	39,800	1,149,026
Navigators Group, Inc.(b)	3,191	207,415
Platinum Underwriters Holdings Ltd.	13,289	472,557

		2,676,937

Machinery & Heavy Equipment — 2.9%
Albany International Corp. - Class A	12,100	448,910
Astec Industries, Inc.(b)	8,100	301,239
H&E Equipment Services, Inc.(b)	29,390	554,883
Lufkin Industries, Inc.	7,700	441,133

		1,746,165

Manufacturing — 5.6%
Actuant Corp. - Class A	6,800	231,268
Chart Industries, Inc.(b)	15,300	472,770
Elizabeth Arden, Inc.(b)	35,096	714,204
Fuller (H.B.) Co.	42,200	947,390
Rock-Tenn Co.	14,699	373,501
Watson Wyatt Worldwide, Inc.	13,300	617,253

		3,356,386

Medical & Medical Services — 7.2%
Amedisys, Inc.(b)	20,400	989,808
Amsurg Corp.(b)	17,100	462,726
Kindred Healthcare, Inc.(b)	40,129	1,002,422
Magellan Health Services, Inc.(b)	39,166	1,826,311

		4,281,267

Metal & Mining — 1.0%
AM Castle & Co.	22,600	614,494

Motor Vehicles — 2.0%
LKQ Corp.(b)	57,900	1,217,058

Oil & Gas — 5.9%
Cal Dive International, Inc.(b)	35,700	472,668
Delta Petroleum Corp.(b)	33,300	627,705
North American Energy Partners, Inc.(b)	26,300	356,365
Oil States International, Inc.(b)	10,500	358,260
Southwest Gas Corp.	21,412	637,435
Swift Energy Co.(b)	14,100	620,823
W-H Energy Services, Inc.(b)	8,300	466,543

		3,539,799

Pharmaceuticals — 3.2%
Axcan Pharma, Inc.(b)	81,994	1,885,862

Real Estate — 3.4%
Arbor Realty Trust, Inc. (REIT)	49,622	799,410
Gramercy Capital Corp. (REIT)(c)	49,318	1,198,921

		1,998,331

Retail Merchandising — 13.5%
AnnTaylor Stores Corp.(b)	20,500	523,980
BJ’s Wholesale Club, Inc.(b)	58,800	1,989,204
The Children’s Place Retail Stores, Inc.(b)	33,800	876,434
Dress Barn, Inc.(b)	42,600	532,926
Longs Drug Stores Corp.	20,800	977,600
Ruddick Corp.	47,300	1,639,891
Sally Beauty Holdings, Inc.(b)	71,184	644,215
The Talbots, Inc.(c)	70,151	829,185

		8,013,435

Security Brokers & Dealers — 2.9%
Piper Jaffray Cos., Inc.(b)	28,135	1,303,213
TradeStation Group, Inc.(b)	29,100	413,511

		1,716,724

DECEMBER 31, 2007	11

Small Cap Value Equity Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks (Continued)
Semiconductors & Related Devices — 1.8%
Cirrus Logic, Inc.(b)	92,200	$486,816
PMC-Sierra, Inc.(b)	92,900	607,566

		1,094,382

Textiles — 1.3%
Carter’s, Inc.(b)	40,900	791,415

Transportation — 0.9%
Kirby Corp.(b)	12,000	557,760

Waste Management — 0.7%
Waste Connections, Inc.(b)	14,250	440,325

TOTAL COMMON STOCKS
(Cost $54,354,216)		56,988,664

Short Term Investment — 7.8%
Galileo Money Market Fund, 4.32%(d)
(Cost $4,672,481)(d)	4,672,481	4,672,481

TOTAL INVESTMENTS IN SECURITIES BEFORE SECURITIES LENDING COLLATERAL AND AFFILIATED INVESTMENT — 103.5%
(Cost $59,026,697)		61,661,145

Affiliated Investment — 3.8%
Short Term Investment — 3.8%
BlackRock Liquidity Series, LLC Money Market Series(e)
(Cost $2,240,900)	2,240,900	2,240,900

TOTAL INVESTMENTS IN SECURITIES — 107.3%
(Cost $61,267,597(a))		63,902,045
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL — (3.8)%		(2,240,900)
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%		(2,097,060)

NET ASSETS — 100.0%		$59,564,085

(a)	Cost for federal income tax purposes is $61,685,128. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$5,882,783
Gross unrealized depreciation	(3,665,866)

$2,216,917

(b)	Non-income producing security.
(c)	Total or partial security on loan.
(d)	Represents current yield as of December 31, 2007.
(e)	Security purchased with the cash proceeds from securities loaned.

12	DECEMBER 31, 2007

Small Cap Core Equity Portfolio
Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks — 98.3%
Aerospace — 2.6%
AAR Corp.(b)	41,750	$1,587,753
Orbital Sciences Corp.(b)	49,950	1,224,774

		2,812,527

Banks — 5.8%
CoBiz, Inc.(c)	57,100	849,077
Columbia Banking System, Inc.	29,460	875,846
First State Bancorporation	18,300	254,370
Greenhill & Co., Inc.(c)	20,600	1,369,488
KBW, Inc.(b)	48,200	1,233,438
Umpqua Holdings Corp.(c)	52,700	808,418
Wintrust Financial Corp.	29,300	970,709

		6,361,346

Business Services — 4.6%
Forrester Research, Inc.(b)	69,250	1,940,385
Hiedrick & Struggles International, Inc.	15,200	564,072
HMS Holdings Corp.(b)	39,945	1,326,574
Martha Stewart Living Omnimedia, Inc.(b)(c)	52,000	482,040
Net1 UEPS Technologies, Inc.(b)	25,350	744,276

		5,057,347

Chemicals — 0.6%
Minerals Technologies, Inc.	9,400	629,330

Computer & Office Equipment — 1.1%
Electronics for Imaging, Inc.(b)	54,300	1,220,664

Computer Software & Services — 13.4%
Aladdin Knowledge Systems Ltd.(b)	61,600	1,609,608
Blackboard, Inc.(b)	38,500	1,549,625
CACI International, Inc.(b)	16,650	745,421
Guidance Software, Inc.(b)	113,535	1,582,678
Lawson Software, Inc.(b)	112,950	1,156,608
Phase Forward, Inc.(b)	82,100	1,785,675
PROS Holdings, Inc.(b)	31,800	623,916
Quality Systems, Inc.(c)	29,200	890,308
SkillSoft Plc - ADR(b)	337,508	3,226,576
The TriZetto Group, Inc.(b)	87,268	1,515,845

		14,686,260

Containers — 1.2%
Silgan Holdings, Inc.	25,650	1,332,261

Electronics — 3.1%
Benchmark Electronics, Inc.(b)	32,900	583,317
Brady Corp.	26,500	929,885
RF Micro Devices, Inc.(b)	236,500	1,350,415
TTM Technologies, Inc.(b)	45,200	527,032

		3,390,649

Energy & Utilities — 3.1%
El Paso Electric Co.(b)	41,200	1,053,484
Houston Wire & Cable Co.(c)	31,500	445,410
UIL Holdings Corp.	52,600	1,943,570

		3,442,464

Entertainment & Leisure — 4.3%
Morgans Hotel Group Co.(b)	58,950	1,136,556
Orient-Express Hotels Ltd. - Class A	34,935	2,009,461
Pinnacle Entertainment, Inc.(b)	69,000	1,625,640

		4,771,657

Finance — 1.1%
Evercore Partners, Inc.	57,300	1,234,815

Food & Agriculture — 0.8%
Diamond Foods, Inc.	38,000	814,340

Insurance — 2.5%
First Mercury Financial Corp.(b)	90,600	2,210,640
Platinum Underwriters Holdings Ltd.	15,479	550,433

		2,761,073

Machinery & Heavy Equipment — 2.0%
Altra Holdings, Inc.(b)	71,400	1,187,382
H&E Equipment Services, Inc.(b)	53,600	1,011,968

		2,199,350

Manufacturing — 9.8%
Accuride Corp.(b)	89,400	702,684
Actuant Corp. - Class A(c)	60,000	2,040,600
AptarGroup, Inc.	16,000	654,560
Chart Industries, Inc.(b)	49,700	1,535,730
Chattem, Inc.(b)	14,400	1,087,776
Elizabeth Arden, Inc.(b)	77,800	1,583,230
Fuller (H.B.) Co.	39,300	882,285
Hardinge, Inc.	74,000	1,241,720
Hexel Corp.(b)	42,700	1,036,756

		10,765,341

Medical & Medical Services — 4.0%
Amedisys, Inc.(b)	42,500	2,062,100
Cross Country Healthcare, Inc.(b)	40,200	572,448
Pediatrix Medical Group, Inc.(b)	19,250	1,311,887
Sun Healthcare Group, Inc.(b)	25,700	441,269

		4,387,704

Medical Instruments & Supplies — 6.5%
Align Technology, Inc.(b)	15,400	256,872
Allscripts Healthcare Solutions, Inc.(b)(c)	57,300	1,112,766
ev3, Inc.(b)	89,750	1,140,723
Hologic, Inc.(b)	9,450	648,648
Immucor, Inc.(b)	17,100	581,229
MWI Veterinary Supply, Inc.(b)	25,281	1,011,240
Orthofix International NV(b)	16,000	927,520
Symmetry Medical, Inc.(b)	86,000	1,498,980

		7,177,978

Oil & Gas — 6.3%
Allis-Chalmers Energy, Inc.(b)	43,700	644,575
Cal Dive International, Inc.(b)(c)	41,600	550,784
Goodrich Petroleum Corp.(b)(c)	44,850	1,014,507
Hercules Offshore, Inc.(b)	37,850	900,073
Ion Geophysical Corp.(b)	86,000	1,357,080
Mariner Energy, Inc.(b)	51,500	1,178,320
Oil States International, Inc.(b)	36,900	1,259,028

		6,904,367

Pharmaceuticals — 5.6%
Axcan Pharma, Inc.(b)	57,800	1,329,400
Dyax Corp.(b)	282,321	1,033,295
ICON Plc - ADR(b)	33,900	2,097,054
Kendle International, Inc.(b)	34,900	1,707,308

		6,167,057

Real Estate — 4.8%
Arbor Realty Trust, Inc. (REIT)	64,541	1,039,755
BioMed Realty Trust, Inc. (REIT)	23,400	542,178
California Coastal Communities, Inc.(b)	13,552	79,686

DECEMBER 31, 2007	13

Small Cap Core Equity Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks (Continued)
Real Estate (Continued)
Corporate Office Properties Trust (REIT)	16,100	$507,150
Education Realty Trust, Inc. (REIT)	67,000	753,080
Gramercy Capital Corp. (REIT)(c)	74,000	1,798,940
LaSalle Hotel Properties (REIT)	18,500	590,150

		5,310,939

Restaurants — 0.6%
Carrols Restaurant Group, Inc.(b)	69,267	663,578

Retail Merchandising — 4.1%
Copart, Inc.(b)	52,600	2,238,130
Golfsmith International Holdings, Inc.(b)	50,500	194,425
Jos. A. Bank Clothiers, Inc.(b)(c)	22,400	637,280
Sally Beauty Holdings, Inc.(b)	161,550	1,462,027

		4,531,862

Security Brokers & Dealers — 0.9%
Piper Jaffray Cos., Inc.(b)	22,250	1,030,620

Semiconductors & Related Devices — 1.0%
Ultra Clean Holdings, Inc.(b)	92,134	1,124,035

Telecommunications — 5.2%
EMS Technologies, Inc.(b)	68,300	2,065,392
Iowa Telecommunications Services, Inc.	59,400	965,844
iPCS, Inc.	31,080	1,118,569
Tessera Technologies, Inc.(b)	36,800	1,530,880

		5,680,685

Textiles — 1.3%
Carter’s, Inc.(b)	56,100	1,085,535
Kenneth Cole Productions, Inc.	19,100	334,059

		1,419,594

Transportation — 1.1%
Knight Transportation, Inc.(c)	60,300	893,043
Vitran Corp., Inc.(b)	18,197	258,943

		1,151,986

Waste Management — 0.9%
Clean Harbors, Inc.(b)	19,500	1,008,150

TOTAL COMMON STOCKS
(Cost $101,566,931)		108,037,979

Short Term Investment — 1.5%
Galileo Money Market Fund, 4.32%(d)
(Cost $1,679,883)(d)	1,679,883	1,679,883

TOTAL INVESTMENTS IN SECURITIES BEFORE SECURITIES LENDING COLLATERAL AND AFFILIATED INVESTMENT — 99.8%
(Cost $103,246,814)		109,717,862

Affiliated Investment — 10.3%
Short Term Investment — 10.3%
BlackRock Liquidity Series, LLC Money Market Series(e)
(Cost $11,370,850)	11,370,850	11,370,850

TOTAL INVESTMENTS IN SECURITIES — 110.1%
(Cost $114,617,664(a))		121,088,712
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL — (10.3)%		(11,370,850)
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		225,377

NET ASSETS — 100.0%		$109,943,239

(a)	Cost for federal income tax purposes is $115,255,858. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$15,380,720
Gross unrealized depreciation	(9,547,866)

$5,832,854

(b)	Non-income producing security.
(c)	Total or partial security on loan.
(d)	Represents current yield as of December 31, 2007.
(e)	Security purchased with the cash proceeds from securities loaned.

14	DECEMBER 31, 2007

Small Cap Growth Equity Portfolio
Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks — 93.8%
Aerospace — 2.9%
Argon ST, Inc.(b)	434,500	$8,064,320
BE Aerospace, Inc.(b)	294,060	15,555,774

		23,620,094

Banks — 1.8%
Signature Bank(b)	236,100	7,968,375
UMB Financial Corp.(c)	187,800	7,204,008

		15,172,383

Broadcasting — 2.7%
CKX, Inc.(b)	1,561,800	18,741,600
Outdoor Channel Holdings, Inc.(b)(c)	499,820	3,448,758

		22,190,358

Business Services — 10.0%
The Advisory Board Co.(b)	188,800	12,119,072
American Public Education, Inc.(b)	23,400	977,652
CommVault Systems, Inc.(b)	221,436	4,690,014
DeVry, Inc.(c)	241,558	12,551,354
Diamond Management & Technology Consultants, Inc.	1,225,096	8,906,448
ExlService Holdings, Inc.(b)	959,713	22,150,176
Forrester Research, Inc.(b)	643,400	18,028,068
Healthcare Services Group, Inc.(c)	180,862	3,830,668

		83,253,452

Chemicals — 1.2%
Agrium, Inc.	137,700	9,943,317

Computer Software & Services — 18.0%
ACI Worldwide, Inc.(b)	353,600	6,732,544
Aladdin Knowledge Systems Ltd.(b)	405,700	10,600,941
Blackboard, Inc.(b)	251,252	10,112,893
DemandTec, Inc.(b)	171,300	3,304,377
Foundry Networks, Inc.(b)	349,800	6,128,496
Greenfield Online, Inc.(b)	283,661	4,144,287
i2 Technologies, Inc.(b)(c)	804,800	10,140,480
IHS, Inc.(b)	291,800	17,671,408
Jack Henry & Associates, Inc.	450,400	10,962,736
Move, Inc.(b)	1,483,400	3,634,330
SkillSoft Plc - ADR(b)	2,841,130	27,161,203
SonicWALL, Inc.(b)	1,755,600	18,820,032
Sykes Enterprises, Inc.(b)	1,091,100	19,639,800

		149,053,527

Electronics — 0.8%
Silicon Motion Technology Corp. - ADR(b)	374,500	6,658,610

Energy & Utilities — 1.0%
Airgas, Inc.	161,300	8,405,343

Entertainment & Leisure — 6.6%
Ameristar Casinos, Inc.	306,500	8,441,010
Orient-Express Hotels Ltd. - Class A	294,300	16,928,136
Pinnacle Entertainment, Inc.(b)	337,900	7,960,924
Scientific Games Corp. - Class A(b)	378,500	12,585,125
Vail Resorts, Inc.(b)	44,900	2,416,069
World Wrestling Entertainment, Inc.	400,100	5,905,476

		54,236,740

Finance — 3.0%
Affiliated Managers Group, Inc.(b)(c)	74,400	8,739,024
Wright Express Corp.(b)	446,900	15,860,481

		24,599,505

Machinery & Heavy Equipment — 0.7%
Bucyrus International, Inc. - Class A(c)	61,500	6,112,485

Manufacturing — 7.4%
Actuant Corp. - Class A(c)	120,500	4,098,205
Kaydon Corp.(c)	136,000	7,417,440
Ladish Co., Inc.(b)	120,600	5,208,714
Quanex Corp.(c)	268,100	13,914,390
RBC Bearings, Inc.(b)	172,400	7,492,504
Smith & Wesson Holding Corp.(b)(c)	318,686	1,943,985
The Warnaco Group, Inc.(b)	265,253	9,230,804
Watson Wyatt Worldwide, Inc.	249,500	11,579,295

		60,885,337

Medical & Medical Services — 6.2%
Magellan Health Services, Inc.(b)	267,000	12,450,210
MedCath Corp.(b)	349,100	8,573,896
Pediatrix Medical Group, Inc.(b)	260,400	17,746,260
Qiagen NV(b)	410,060	8,631,764
Santarus, Inc.(b)(c)	1,451,300	3,991,075

		51,393,205

Medical Instruments & Supplies — 8.0%
Align Technology, Inc.(b)	138,859	2,316,168
Bruker BioSciences Corp.(b)	598,200	7,956,060
Cutera, Inc.(b)(c)	127,468	2,001,247
Hologic, Inc.(b)	122,750	8,425,560
Home Diagnostics, Inc.(b)	155,100	1,267,167
Martek Biosciences Corp.(b)	32,800	970,224
SonoSite, Inc.(b)	350,300	11,794,601
Wright Medical Group, Inc.(b)(c)	625,281	18,239,447
Zoll Medical Corp.(b)	501,400	13,397,408

		66,367,882

Metal & Mining — 2.2%
Century Aluminum Co.(b)	110,200	5,944,188
Massey Energy Co.	331,000	11,833,250

		17,777,438

Oil & Gas — 5.0%
Atwood Oceanics, Inc.(b)(c)	176,900	17,732,456
Comstock Resources, Inc.(b)	238,800	8,119,200
Dawson Geophysical Co.(b)	87,100	6,224,166
Delta Petroleum Corp.(b)	179,100	3,376,035
Oceaneering International, Inc.(b)(c)	89,100	6,000,885

		41,452,742

Personal Services — 1.2%
Life Time Fitness, Inc.(b)(c)	167,200	8,306,496
MSCI, Inc.(b)	51,100	1,962,240

		10,268,736

Pharmaceuticals — 1.5%
Medicis Pharmaceutical Corp.	484,400	12,579,868

Publishing & Printing — 1.0%
Dolan Media Co.(b)	293,579	8,563,699

Security Brokers & Dealers — 5.6%
Ishares Russell 2000 Growth Index Fund	392,900	32,799,292
Waddell & Reed Financial, Inc.(c)	387,300	13,977,657

		46,776,949

Semiconductors & Related Devices — 4.1%
Microsemi Corp.(b)(c)	541,700	11,993,238

DECEMBER 31, 2007	15

Small Cap Growth Equity Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks (Continued)
Semiconductors & Related Devices (Continued)
O2Micro International Ltd. - ADR(b)	663,900	$7,661,406
Standard Microsystems Corp.(b)	372,900	14,569,203

		34,223,847

Soaps & Cosmetics — 0.1%
Ulta Salon Cosmetics & Fragrance, Inc.(b)	46,854	803,546

Telecommunications — 1.6%
EMS Technologies, Inc.(b)	396,045	11,976,401
Occam Networks, Inc.(b)	408,400	1,453,904

		13,430,305

Waste Management — 1.2%
Clean Harbors, Inc.(b)	183,200	9,471,440

TOTAL COMMON STOCKS
(Cost $626,276,926)		777,240,808

Short Term Investments — 9.9%
Galileo Money Market Fund, 4.32%(d)
(Cost $82,060,342)(d)	82,060,342	82,060,342

TOTAL INVESTMENTS IN SECURITIES BEFORE SECURITIES LENDING COLLATERAL AND AFFILIATED INVESTMENT — 103.7%
(Cost $708,337,268)		859,301,150

Affiliated Investment — 13.4%
Short Term Investment — 13.4%
BlackRock Liquidity Series, LLC Money Market Series(e)
(Cost $111,234,050)	111,234,050	111,234,050

TOTAL INVESTMENTS IN SECURITIES — 117.1%
(Cost $819,571,318(a))		970,535,200
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL — (13.4)%		(111,234,050)
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(30,797,100)

NET ASSETS — 100.0%		$828,504,050

(a)	Cost for federal income tax purposes is $824,593,670. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$196,029,042
Gross unrealized depreciation	(50,087,512)

$145,941,530

(b)	Non-income producing security.
(c)	Total or partial security on loan.
(d)	Represents current yield as of December 31, 2007.
(e)	Security purchased with the cash proceeds from securities loaned.

16	DECEMBER 31, 2007

Global Science & Technology Opportunities Portfolio
Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks — 95.9%
Argentina — 0.3%
Computer Software & Services — 0.3%
Mercadolibre, Inc.(b)	1,700	$125,596

China — 1.3%
Computer Software & Services — 1.3%
Baidu.Com(b)	700	273,273
Sina Corp.(b)	6,000	265,860

		539,133

Total China		539,133

Finland — 0.7%
Telecommunications — 0.7%
Nokia Corp.—ADR	8,300	318,637

France — 2.0%
Computer Software & Services — 0.8%
Business Objects SA—ADR(b)	5,200	316,680

Entertainment & Leisure — 0.7%
Ubisoft Entertainment	3,100	314,706

Machinery & Heavy Equipment — 0.5%
ALSTOM	1,000	214,793

Medical Instruments & Supplies — 0.0%
NicOx SA	8	128

Total France		846,307

Germany — 1.5%
Computer Software & Services — 0.6%
SAP AG - ADR	5,100	260,355

Manufacturing — 0.6%
Siemens AG	1,700	270,304

Semiconductors & Related Devices — 0.3%
Infineon Technologies AG - ADR(b)	10,400	121,056

Total Germany		651,715

Hong Kong — 1.5%
Semiconductors & Related Devices — 0.5%
ASM Pacific Technology Ltd.	29,900	217,336

Telecommunications — 1.0%
China Mobile Ltd.	24,300	423,173

Total Hong Kong		640,509

India — 0.9%
Telecommunications — 0.9%
Bharti Tele-Ventures Ltd.	15,500	387,695

Indonesia — 0.7%
Telecommunications — 0.7%
PT Telekomunikasi Indonesia	290,500	307,535

Japan — 3.6%
Computer Software & Services — 1.1%
Nintendo Co. Ltd.	800	469,721

Electronics — 0.2%
Nihon Dempa Kogyo Co. Ltd.	1,900	92,084

Energy & Utilities — 1.0%
Kurita Water Industries Ltd.	14,300	431,314

Machinery & Heavy Equipment — 0.3%
Disco Corp.	2,400	132,828

Manufacturing — 0.6%
Konica Corp.	15,000	262,965

Metal & Mining — 0.4%
Sumitomo Metal Mining Co. Ltd.	9,000	152,159

Total Japan		1,541,071

Mexico — 0.6%
Telecommunications — 0.6%
America Movil SA - ADR	3,900	239,421

South Korea — 1.3%
Computer Software & Services — 0.9%
NHN Corp.(b)	1,700	405,376

Electronics — 0.4%
Samsung Electronics Co. Ltd.	300	176,550

Total South Korea		581,926

Switzerland — 0.7%
Pharmaceuticals — 0.7%
Roche Holding AG	1,300	224,725
Roche Holding AG - ADR	800	68,320

		293,045

Taiwan — 2.3%
Computer & Office Equipment — 0.8%
Asustek Computer, Inc.	65,900	196,092
High Tech Computer Corp.	8,400	153,824

		349,916

Computer Software & Services — 0.5%
Inventec Co. Ltd.	203,800	117,124
MediaTek, Inc.	9,250	118,565

		235,689

Electronics — 0.0%
Hon Hai Precision Industry Co. Ltd.	1	5

Semiconductors & Related Devices — 1.0%
Av Tech Corp.	12,560	79,371
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	22,903	228,114
Vanguard International Semiconductor Corp.	130,158	96,775

		404,260

Total Taiwan		989,870

United Kingdom — 0.6%
Aerospace — 0.6%
Meggitt Plc	39,200	259,427

Telecommunications — 0.0%
Blinkx Plc	23,400	12,791

Total United Kingdom		272,218

United States — 77.9%
Aerospace — 3.3%
Goodrich Corp.	6,500	458,965
Lockheed Martin Corp.	6,500	684,190
Raytheon Co.	4,800	291,360

		1,434,515

Broadcasting — 0.6%
Liberty Global, Inc.(b)	6,600	258,654

Computer & Office Equipment — 10.1%
Apple Computer, Inc.(b)	10,200	2,020,416
Cisco Systems, Inc.(b)	30,200	817,514
Dell, Inc.(b)	12,500	306,375

DECEMBER 31, 2007	17

Global Science & Technology Opportunities Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks (Continued)
United States (Continued)
Computer & Office Equipment (Continued)
Hewlett-Packard Co.	15,600	$787,488
International Business Machines Corp.	4,000	432,400
Netezza Corp.(b)	400	5,520

		4,369,713

Computer Software & Services — 27.3%
Adobe Systems, Inc.(b)	15,100	645,223
Autodesk, Inc.(b)	7,400	368,224
BMC Software, Inc.(b)	6,000	213,840
Citrix Systems, Inc.(b)	11,500	437,115
Cognos, Inc.(b)	9,800	564,186
Computer Sciences Corp.(b)	6,200	306,714
DST Systems, Inc.(b)	11,200	924,560
eBay, Inc.(b)	13,700	454,703
Electronic Arts, Inc.(b)	9,500	554,895
EMC Corp.(b)	24,700	457,691
Foundry Networks, Inc.(b)	15,700	275,064
Google, Inc. - Class A(b)	2,100	1,452,108
Juniper Networks, Inc.(b)	15,800	524,560
McAfee, Inc.(b)	11,100	416,250
Medassets, Inc.(b)	3,900	93,366
Microsoft Corp.	23,000	818,800
Oracle Corp.(b)	25,700	580,306
priceline.com, Inc.(b)	2,900	333,094
Progress Software Corp.(b)	5,400	181,872
Salesforce.Com, Inc.(b)	5,600	351,064
Seagate Technology, Inc.	9,200	234,600
Sun Microsystems, Inc.(b)	9,225	167,249
Sybase, Inc.(b)	11,200	292,208
Synopsys, Inc.(b)	6,400	165,952
VeriSign, Inc.(b)	12,200	458,842
VMware, Inc.(b)(c)	2,900	246,471
Yahoo!, Inc.(b)	11,800	274,468

		11,793,425

Electronics — 4.8%
Agilent Technologies, Inc.(b)	11,200	411,488
Amphenol Corp.	7,900	366,323
Intel Corp.	35,000	933,100
Intersil Corp. - Class A	6,400	156,672
National Semiconductor Corp.	8,900	201,496

		2,069,079

Manufacturing — 2.0%
Corning, Inc.	17,000	407,830
Textron, Inc.	3,600	256,680
Varian, Inc.(b)	3,200	208,960

		873,470

Measuring & Controlling Devices — 0.7%
KLA-Tencor Corp.	6,000	288,960

Medical & Medical Services — 1.3%
Bioform Medical, Inc.(b)	3,400	23,222
Covance, Inc.(b)	2,600	225,212
Integra LifeSciences Holdings Corp.(b)	3,800	159,334
Millipore Corp.(b)	2,200	160,996

		568,764

Medical Instruments & Supplies — 6.5%
Becton, Dickinson & Co.	6,700	559,986
Charles River Laboratories International, Inc.(b)	3,700	243,460
Cyberonics, Inc.(b)	6,200	81,592
Johnson & Johnson	1,900	126,730
SenoRx, Inc.(b)	5,400	45,900
St. Jude Medical, Inc.(b)	6,500	264,160
Stryker Corp.	5,700	425,904
Varian Medical Systems, Inc.(b)	6,100	318,176
Waters Corp.(b)	9,066	716,849

		2,782,757

Miscellaneous Services — 0.5%
Owens & Minor, Inc.	4,600	195,178

Pharmaceuticals — 8.2%
Abbott Laboratories	9,500	533,425
Alexion Pharmaceuticals, Inc.(b)	3,200	240,096
Applera Corp. - Applied Biosystems Group	8,100	274,752
Applera Corp. - Celera Genomics Group(b)	9,400	149,178
BioMarin Pharmaceutical, Inc.(b)	9,700	343,380
Cephalon, Inc.(b)	1,000	71,760
Gilead Sciences, Inc.(b)	9,000	414,090
ImClone Systems, Inc.(b)	3,500	150,500
Kosan Biosciences, Inc.(b)	17	61
Merck & Co., Inc.	7,900	459,069
Myriad Genetics, Inc.(b)	1,800	83,556
Onyx Pharmaceuticals, Inc.(b)	6,300	350,406
Pharmion Corp.(b)	2,900	182,294
United Therapeutics Corp.(b)	2,700	263,655

		3,516,222

Retail Merchandising — 0.4%
CVS Caremark Corp.	4,800	190,800

Semiconductors & Related Devices — 4.9%
Applied Materials, Inc.	11,300	200,688
Broadcom Corp. - Class A(b)	8,400	219,576
Cavium Networks, Inc.(b)	5,100	117,402
Kulicke & Soffa Industries, Inc.(b)	17,200	117,992
Lam Research Corp.(b)	4,100	177,243
Maxim Integrated Products, Inc.	8,500	225,080
MEMC Electronic Materials, Inc.(b)	4,500	398,205
Netlogic Microsystems, Inc.(b)	3,800	122,360
NVIDIA Corp.(b)	7,200	244,944
Texas Instruments, Inc.	8,600	287,240

		2,110,730

Telecommunications — 7.3%
American Tower Corp. - Class A(b)	4,800	204,480
AT&T, Inc.	7,900	328,324
Atheros Communications, Inc.(b)	7,200	219,888
Ciena Corp.(b)	3,600	122,796
Harris Corp.	6,600	413,688
Harris Stratex Networks, Inc.(b)	8,600	143,620
Motorola, Inc.	11,200	179,648
QUALCOMM, Inc.	7,200	283,320
Research In Motion Ltd.(b)	7,300	827,820
Syniverse Holdings, Inc.(b)	11,600	180,728

18	DECEMBER 31, 2007

Global Science & Technology Opportunities Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks (Continued)
United States (Continued)
Telecommunications (Continued)
Verizon Communications, Inc.	6,000	$262,140

		3,166,452

Total United States		33,618,719

TOTAL COMMON STOCKS
(Cost $33,451,597)		41,353,397

Short Term Investment — 2.9%
Galileo Money Market Fund, 4.32%(d)
(Cost $1,261,660)(d)	1,261,660	1,261,660

TOTAL INVESTMENTS IN SECURITIES BEFORE SECURITIES LENDING COLLATERAL AND AFFILIATED INVESTMENT — 98.8%
(Cost $34,713,257)		42,615,057

Affiliated Investment — 0.5%
Short Term Investment — 0.5%
BlackRock Liquidity Series, LLC Money Market Series(e)
(Cost $239,400)	239,400	239,400

TOTAL INVESTMENTS IN SECURITIES — 99.3%
(Cost $34,952,657(a))		42,854,457
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL — (0.5)%		(239,400)
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		521,389

NET ASSETS — 100.0%		$43,136,446

(a)	Cost for federal income tax purposes is $35,033,273. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$8,849,356
Gross unrealized depreciation	(1,028,172)

$7,821,184

(b)	Non-income producing security.
(c)	Total or partial security on loan.
(d)	Represents current yield as of December 31, 2007.
(e)	Security purchased with the cash proceeds from securities loaned.

DECEMBER 31, 2007	19

Global Resources Portfolio
Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks — 94.1%
Canada — 22.5%
Banks — 0.0%
Quest Capital Corp.	61,000	$166,878

Energy & Utilities — 0.3%
Epsilon Energy, Inc.	332,500	1,003,951
MGM Energy Corp.(b)	15,084	32,401
Tanganyika Oil Co. Ltd.	232,700	2,718,290

		3,754,642

Metal & Mining — 7.2%
Alexco Resource Corp.(b)	593,683	3,218,202
Aurora Energy Resources, Inc.(b)	246,000	3,372,390
Baja Mining Corp.(b)	3,654,800	6,739,689
Corriente Resources, Inc. - Class A(b)	982,800	5,387,252
Crosshair Exploration & Mining Corp.(b)	352,800	779,273
Denison Mines Corp.(b)	218,500	1,968,149
Erdene Gold, Inc. (acquired 04/12/07, cost $959,233)(b)(c)(d)	1,100,000	1,237,145
European Goldfields Ltd.(b)	561,400	3,117,151
Frontier Pacific Mining Corp.(b)	3,024,300	2,267,574
Gateway Gold Corp.(b)	500,000	179,847
Gold Reserve, Inc.(b)	123,948	644,530
Goldcorp, Inc.	4,600	157,536
Golden Star Resources Ltd.(b)(e)	789,408	2,543,510
MAG Silver Corp.(b)	964,000	14,446,081
Minefinders Corp. Ltd.(b)	250,000	2,825,000
Nevsun Resources Ltd. (acquired 01/20/05, cost $4,883,732)(b)(c)(f)	1,554,800	3,623,324
Northern Star Mining Corp.(b)	1,133,500	976,215
NovaGold Resources, Inc.(b)	371,843	3,034,239
Polymet Mining Corp.(b)	1,250,000	4,103,551
Q2 Gold Resources, Inc.(d)	327,600	0
Romarco Minerals, Inc.(b)	223,000	56,487
Rusoro Mining Ltd.(b)	11,765	19,072
Southwestern Resources Corp.(b)	1,066,900	702,655
Sunridge Gold Corp.(b)	2,434,459	4,020,637
Triex Minerals Corp.(b)	156,050	393,702
Triex Minerals Corp. (acquired 12/23/05, cost $671,761)(b)(c)	312,100	787,405
Uranium One, Inc.(b)	500,365	4,476,643
Virginia Mines, Inc.(b)	216,350	1,773,415
West Timmins Mining, Inc.(b)	2,160,128	1,969,821
X-Cal Resources Ltd.(b)	1,755,500	329,062

		75,149,557

Motor Vehicles — 0.3%
Westport Innovations, Inc.(b)	959,500	2,770,733

Oil & Gas — 14.7%
Accrete Energy, Inc.(b)	13,690	68,523
Alberta Clipper Energy, Inc.(b)	95,415	186,586
Baytex Energy Trust	421,948	8,123,017
Birchcliff Energy Ltd.(b)	262,700	1,945,729
Bow Valley Energy Ltd.(b)	634,600	4,050,843
Canadian Superior Energy, Inc.(b)	1,645,800	4,789,278
Canext Energy Ltd.(b)	207,829	92,654
Cinch Energy Corp.(b)	901,980	795,099
Compton Petroleum Corp.(b)	1,267,329	11,736,549
Cork Exploration, Inc.(b)	89,600	257,829
Crescent Point Energy Trust	102,001	2,564,106
Crew Energy, Inc.(b)	727,137	5,326,714
Cyries Energy, Inc.(b)	69,096	471,865
Daylight Resources Trust	346,361	2,537,303
Delphi Energy Corp.(b)	831,300	1,541,394
Ember Resources, Inc.(b)	274,224	330,641
Endev Energy, Inc.(b)	1,538,300	1,184,567
Equinox Minerals Ltd.(b)	776,014	4,293,061
Fairborne Energy Trust	259,558	1,577,940
First Calgary Petroleums Ltd.(b)	740,786	2,169,179
Galleon Energy, Inc. - Class A(b)	1,750,482	27,491,232
Gastar Exploration Ltd.(b)	1,055,300	1,319,125
Heritage Oil Corp.(b)	252,300	13,415,780
Highpine Oil & Gas Ltd.(b)	323,650	3,272,736
HSE Integrated Ltd.(b)	28,238	30,042
Iteration Energy Ltd.(b)	114,809	552,554
Leader Energy Services Ltd.(b)	454,104	43,710
Lynden Ventures Ltd.(b)	39,200	29,789
Masters Energy, Inc.(b)	27,741	65,491
Midnight Oil Exploration Ltd.(b)	1,127,700	1,234,020
Niko Resources Ltd. (acquired 01/20/05, cost $689,948)(b)(c)	39,000	3,526,774
Oilexco, Inc.(b)	673,075	8,988,427
Open Range Energy Corp.(b)	48,061	136,837
Pacific Rodera Energy, Inc.(b)	990,200	561,844
Pan Orient Energy Corp.(b)	178,500	2,741,841
Paramount Resources Ltd. - Class A(b)	377,100	5,234,581
Pengrowth Energy Trust	21,699	387,387
Penn West Energy Trust	72,000	1,885,080
Petro Andina Resources Inc.(b)	49,500	619,408
Petrolifera Petroleum Ltd.(b)	230,815	2,308,267
ProspEx Resources Ltd.(b)	1,504,120	4,572,025
Tag Oil Ltd. (acquired 09/22/05, cost $218,247)(b)(c)	198,000	19,059
Technicoil Corp.(b)	1,300,900	593,146
Trafalgar Energy Ltd.(b)	21,717	61,612
TransCanada Corp.	40,700	1,671,795
Trilogy Energy Trust	152,791	1,066,650
TriStar Oil & Gas Ltd.(b)	903,437	11,478,900
True Energy Trust	188,332	639,254
Tusk Energy Corp. (acquired 10/11/05 through 01/05/07, cost $8,250,724)(b)(c)	2,248,186	3,234,637
Vault Energy Trust	130,450	477,151
Vero Energy, Inc.(b)	91,642	538,552
West Energy Ltd.(b)	2,735	6,374
WesternZagros Resources Ltd.(b)	76,800	186,757

		152,433,714

Transportation — 0.0%
Railpower Technologies Corp.(b)	360,600	230,182

Total Canada		234,505,706

Norway — 1.5%
Oil & Gas — 0.6%
Sevan Marine ASA	425,800	6,430,306

Transportation — 0.9%
Stolt-Nielsen SA (acquired 01/20/05 through 07/24/07, cost $3,997,892)(b)(c)	296,100	8,834,167

Total Norway		15,264,473

United Kingdom — 1.5%
Energy & Utilities — 0.1%
ITM Power Plc	525,200	1,217,967

Oil & Gas — 1.4%
Archipelago Resources Plc (acquired 5/13/05, cost $1,453,189)(b)(c)	2,247,400	995,394
Gulfsands Petroleum Plc	563,300	1,827,731

20	DECEMBER 31, 2007

Global Resources Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks (Continued)
United Kingdom (Continued)
Oil & Gas (Continued)
Tullow Oil Plc	544,198	$7,057,587
Venture Production Plc	289,729	4,567,747

		14,448,459

Total United Kingdom		15,666,426

United States — 68.6%
Energy & Utilities — 1.7%
Dynegy, Inc - Class A(b)	1,560	11,138
Equitable Resources, Inc.	256,500	13,666,320
Evergreen Energy, Inc.(b)(e)	393,400	877,282
Longview Energy Co. (acquired 01/20/05, cost $1,281,000)(b)(c)(d)(f)	85,400	1,708,000
Ocean Power Technologies, Inc.(b)	63,900	1,037,097

		17,299,837

Metal & Mining — 27.5%
Arch Coal, Inc.(e)	1,324,400	59,505,292
CONSOL Energy, Inc.(e)	1,323,100	94,628,112
Foundation Coal Holdings, Inc.	72,000	3,780,000
James River Coal Co.(b)(e)	131,100	1,465,698
Kinross Gold Corp.(b)	111,175	2,045,620
Massey Energy Co.	1,663,040	59,453,680
Patriot Coal Corp.(b)	88,673	3,701,211
Peabody Energy Corp.(e)	886,736	54,658,407
Randgold Resources Ltd.	200,000	7,426,000

		286,664,020

Oil & Gas — 39.4%
American Oil & Gas, Inc.(b)	224,088	1,299,710
Approach Resources, Inc.(b)	83,900	1,078,954
Aventine Renewable Energy Holdings, Inc.(b)	264,900	3,380,124
BJ Services Co.	401,400	9,737,964
Bois d’Arc Energy, Inc.(b)	165,300	3,281,205
Brigham Exploration Co.(b)	81,900	615,888
Callon Petroleum Co.(b)	92,200	1,516,690
CanArgo Energy Corp.(b)	5,024,200	4,572,022
Clayton Williams Energy, Inc.(b)	267,021	8,320,374
Complete Production Services, Inc.(b)	34,400	618,168
Comstock Resources, Inc.(b)	230,500	7,837,000
Delta Petroleum Corp.(b)(e)	1,008,797	19,015,824
Denbury Resources, Inc.(b)(e)	595,200	17,707,200
Diamond Offshore Drilling, Inc.(e)	94,223	13,379,666
ENSCO International, Inc.	94,100	5,610,242
EXCO Resources, Inc.(b)	379,800	5,879,304
Gasco Energy, Inc.(b)(e)	927,600	1,836,648
Grant Prideco, Inc.(b)	96,200	5,340,062
Halliburton Co.	290,626	11,017,632
Hercules Offshore, Inc.(b)	68,900	1,638,442
Marathon Oil Corp.	6,447	392,365
Matador Resources Co. (acquired 01/20/05 through 04/19/06, cost $2,957,155)(b)(c)(d)(f)	171,131	5,133,930
McMoRan Exploration Co.(b)(e)	110,900	1,451,681
Newfield Exploration Co.(b)	959,310	50,555,637
Parallel Petroleum Corp.(b)	107,032	1,886,974
Particle Drilling Technologies, Inc.(b)	337,600	871,008
Penn Virginia Corp.	866,200	37,792,306
Petrohawk Energy Corp.(b)	306,600	5,307,246
Pioneer Natural Resources Co.	209,200	10,217,328
Plains Exploration & Production Co.(b)	1,005,525	54,298,350
Schlumberger Ltd.	126,836	12,476,857
Southwestern Energy Co.(b)	624,300	34,785,996
Transocean, Inc.(b)(e)	233,982	33,494,523
Treasure Island Royalty Trust(b)	366,922	106,407
TXCO Resources, Inc.(b)	179,600	2,165,976
Verasun Energy Corp.(b)(e)	383,900	5,865,992
Warren Resources, Inc.(b)	222,282	3,140,845
Weatherford International Ltd.(b)	377,198	25,875,783

		409,502,323

Waste Management — 0.0%
Republic Resources, Inc.(b)	28,750	72

Total United States		713,466,252

TOTAL COMMON STOCKS
(Cost $522,134,200)		978,902,857

Warrants — 0.0%
Nevsun Resources Ltd. (issued 12/18/03, expiring 12/18/08, strike price 10.00 CAD) (acquired 1/20/05, cost $2)(b)(f)(g)	250,000	64,593
Point North Energy Ltd. (issued 7/24/03, expiring 7/23/08, strike price 5.00 CAD) (acquired 7/24/03, cost $74)(b)(d)(f)(h)	147,124	107
WesternZagros Resources Ltd. (issued 10/22/07, expiring 1/18/08, strike price 2.50 CAD) (acquired 10/25/07, cost $12,070)(b)(i)	7,680	1,167

TOTAL WARRANTS
(Cost $12,147)		65,867

Short Term Investment — 5.5%
Galileo Money Market Fund, 4.32%(j)
(Cost $56,742,791)(j)	56,742,791	56,742,791

	Number of Contracts
Call Options Purchased — 0.0%
U.S. Dollar Versus Canadian Dollar, Strike Price 1.050 CAD, Expires 3/04/08	29,150,000	122,692
U.S. Dollar Versus Canadian Dollar, Strike Price 1.050 CAD, Expires 3/04/08	52,470,000	220,846
U.S. Dollar Versus Canadian Dollar, Strike Price 1.050 CAD, Expires 3/04/08	29,150,000	122,693

TOTAL CALL OPTIONS PURCHASED
(Cost $1,188,154)		466,231

DECEMBER 31, 2007	21

Global Resources Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

		Value
TOTAL INVESTMENTS IN SECURITIES BEFORE SECURITIES LENDING COLLATERAL AND AFFILIATED INVESTMENT — 99.6%
(Cost $580,077,292)		$1,036,177,746

	Number of Shares
Affiliated Investment — 12.6%
Short Term Investment — 12.6%
BlackRock Liquidity Series, LLC Money Market Series(k)
(Cost $130,799,450)	130,799,450	130,799,450

TOTAL INVESTMENTS IN SECURITIES — 112.2%
(Cost $710,876,742(a))		$1,166,977,196
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL — (12.6)%		(130,799,450)
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		4,029,694

NET ASSETS — 100.0%		$1,040,207,440

(a)	Cost for federal income tax purposes is $710,876,782. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$500,622,101
Gross unrealized depreciation	(44,521,687)

$456,100,414

(b)	Non-income producing security.
(c)	Security restricted as to public resale. These securities are ineligible for resale into the public market until such time that either (i) a resale Registration Statement has been filed with the SEC and declared effective or (ii) resale is permitted under Rule 144A without the need for an effective registration statement. As of December 31, 2007, the Portfolio held 2.8% of its net assets, with a current market value of $29,099,835 and an original cost of $25,362,881 in these securities.
(d)	Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees. As of December 31, 2007, these securities had a total market value of $8,079,182, which represents 0.8% of net assets.
(e)	Total or partial security on loan.
(f)	Security is illiquid. As of December 31, 2007, the Portfolio held 1.0% of its net assets, with a current market value of $10,529,954, in these securities.1
(g)	As of December 31, 2007, the aggregate amount of shares called for by these warrants is 250,000. These warrants became exercisable as of December 18, 2003.
(h)	As of December 31, 2007, the aggregate amount of shares called for by these warrants is 147,124. These warrants became exercisable as of July 24, 2003.
(i)	As of December 31, 2007, the aggregate amount of shares called for by these warrants is 7,680. These warrants were exercisable as of October 22, 2007.
(j)	Represents current yield as of December 31, 2007.
(k)	Security purchased with the cash proceeds from securities loaned.

22	DECEMBER 31, 2007

All Cap Global Resources Portfolio
Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks — 95.4%
Australia — 2.1%
Metal & Mining — 2.1%
BHP Billiton Ltd. - ADR(b)	280,290	$19,631,512
Zinifex Ltd.	820,000	8,795,916

		28,427,428

Bermuda — 0.9%
Oil & Gas — 0.9%
Seadrill Ltd.	528,800	12,762,174

Brazil — 1.8%
Oil & Gas — 1.8%
Petroleo Brasileiro SA - ADR(b)	215,300	24,811,172

Canada — 7.3%
Metal & Mining — 2.7%
Eldorado Gold Corp.(c)	1,378,500	8,142,920
NovaGold Resources, Inc.(c)	710,100	5,794,416
Teck Cominco Ltd.	647,460	23,242,827

		37,180,163

Oil & Gas — 4.6%
Canadian Natural Resources Ltd.	202,860	14,837,180
Compton Petroleum Corp.(c)	774,280	7,170,494
Crescent Point Energy Trust	426,500	10,721,379
Galleon Energy, Inc. - Class A(c)	821,574	12,902,778
Heritage Oil Corp.(c)	57,900	3,078,770
Nexen, Inc.	358,114	11,647,459
TriStar Oil & Gas Ltd.(c)	270,854	3,441,420

		63,799,480

Total Canada		100,979,643

China — 0.5%
Oil & Gas — 0.5%
Petrochina Co. Ltd. - ADR	39,300	6,895,971

France — 2.2%
Oil & Gas — 2.2%
Compagnie Gernerale de Geophysique (CGG Veritas ) - ADR(c)	308,904	17,314,069
Total SA - ADR	153,160	12,651,016

		29,965,085

Luxembourg — 0.5%
Manufacturing — 0.5%
Tenaris SA - ADR	160,565	7,182,073

Netherlands — 2.5%
Oil & Gas — 2.5%
Core Laboratories NV(c)	238,140	29,700,821
SBM Offshore NV	167,940	5,294,813

		34,995,634

Norway — 1.4%
Oil & Gas — 1.4%
Statoil ASA	439,952	13,572,871
Statoil ASA - ADR	185,480	5,660,849

		19,233,720

United Kingdom — 3.5%
Oil & Gas — 3.5%
BG Group Plc - ADR	177,080	20,268,524
Cairn Energy Plc	451,399	27,592,477

		47,861,001

Total United Kingdom		47,861,001

United States — 72.7%
Energy & Utilities — 3.5%
Equitable Resources, Inc.	297,800	15,866,784
NRG Energy, Inc.(b)(c)	361,400	15,663,076
Questar Corp.	318,520	17,231,932

		48,761,792

Food & Agriculture — 2.8%
Potash Corp. of Saskatchewan, Inc.	272,100	39,171,516

Metal & Mining — 14.6%
Agnico-Eagle Mines Ltd.(c)	155,500	8,494,965
Arch Coal, Inc.	390,400	17,540,672
Cameco Corp.	90,000	3,582,900
CONSOL Energy, Inc.	636,100	45,493,872
Goldcorp, Inc.	807,602	27,401,936
Massey Energy Co.	740,729	26,481,062
Patriot Coal Corp.(c)	38,858	1,621,933
Peabody Energy Corp.(b)	479,080	29,530,491
Silver Standard Resources, Inc.(c)	800,990	29,260,164
Silver Wheaton Corp.(c)	700,274	11,883,650

		201,291,645

Oil & Gas — 51.8%
Apache Corp.	225,600	24,261,024
Atp Oil & Gas Corp.(c)	155,815	7,874,890
Bill Barrett Corp.(b)(c)	212,600	8,901,562
Cameron International Corp.(b)(c)	257,600	12,398,288
Chesapeake Energy Corp.(b)	412,730	16,179,016
ConocoPhillips	104,300	9,209,690
Denbury Resources, Inc.(c)	287,700	8,559,075
Devon Energy Corp.	234,800	20,876,068
EnCana Corp.	327,500	22,256,900
ENSCO International, Inc.	363,378	21,664,596
EOG Resources, Inc.(b)	310,770	27,736,223
Exterran Holdings, Inc.(c)	198,280	16,219,304
FMC Technologies, Inc.(b)(c)	409,200	23,201,640
Forest Oil Corp.(b)(c)	342,900	17,433,036
Helix Energy Solutions Group, Inc.(c)	351,600	14,591,400
Helmerich & Payne, Inc.	618,300	24,775,281
Hercules Offshore, Inc.(c)	445,557	10,595,345
Hess Corp.(b)	368,440	37,160,858
Hugoton Royalty Trust	1	23
Marathon Oil Corp.	346,100	21,063,646
Murphy Oil Corp.	161,400	13,693,176
National-Oilwell, Inc.(c)	92,778	6,815,472
Newfield Exploration Co.(c)	334,900	17,649,230
Noble Corp.	388,600	21,959,786
Noble Energy, Inc.	359,310	28,572,331
Occidental Petroleum Corp.	314,950	24,248,001
Plains Exploration & Production Co.(c)	220,600	11,912,400
Pride International, Inc.(c)	209,600	7,105,440
Quicksilver Resources, Inc.(c)	285,400	17,006,986
Range Resources Corp.(b)	438,500	22,521,360
Schlumberger Ltd.	327,500	32,216,175
Smith International, Inc.(b)	243,300	17,967,705
Southwestern Energy Co.(c)	208,020	11,590,874
Suncor Energy, Inc.(b)	201,330	21,890,611
Transocean, Inc.(c)	402,619	57,634,910
TXCO Resources, Inc.(c)	279,500	3,370,770
Warren Resources, Inc.(c)	250,883	3,544,977
Weatherford International Ltd.(b)(c)	428,780	29,414,308

DECEMBER 31, 2007	23

All Cap Global Resources Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks (Continued)
United States (Continued)
Oil & Gas (Continued)
XTO Energy, Inc.(b)	415,791	$21,355,039

		715,427,416

Total United States		1,004,652,369

TOTAL COMMON STOCKS
(Cost $922,182,036)		1,317,766,270

Short Term Investment — 5.8%
Galileo Money Market Fund, 4.32%(d)
(Cost $79,696,061)(d)	79,696,061	79,696,061

TOTAL INVESTMENTS IN SECURITIES BEFORE SECURITIES LENDING COLLATERAL AND AFFILIATED INVESTMENT — 101.2%
(Cost $1,001,878,097)		1,397,462,331

Affiliated Investment — 15.2%
Short Term Investment — 15.2%
BlackRock Liquidity Series, LLC Money Market Series(e)
(Cost $210,063,850)	210,063,850	210,063,850

TOTAL INVESTMENTS IN SECURITIES — 116.4%
(Cost $1,211,941,947(a))		1,607,526,181
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL — (15.2)%		(210,063,850)
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(16,159,530)

NET ASSETS — 100.0%		$1,381,302,801

(a)	Cost for federal income tax purposes is $1,215,167,579. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$408,856,039
Gross unrealized depreciation	(16,497,437)

$392,358,602

(b)	Total or partial security on loan.
(c)	Non-income producing security.
(d)	Represents current yield as of December 31, 2007.
(e)	Security purchased with the cash proceeds from securities loaned.

24	DECEMBER 31, 2007

Health Sciences Opportunities Portfolio
Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks — 91.8%
France — 0.3%
Medical Instruments & Supplies — 0.3%
NicOx SA	283,867	$4,542,213

Germany — 0.5%
Medical Instruments & Supplies — 0.5%
Fresenius Medical Care AG & Co.	135,900	7,297,440

Switzerland — 2.9%
Pharmaceuticals — 2.9%
Roche Holding AG	226,700	39,188,671

United States — 88.1%
Computer Software & Services — 0.2%
Medassets, Inc.(b)	123,900	2,966,166
Phase Forward, Inc.(b)	9,400	204,450

		3,170,616

Insurance — 3.0%
Aetna, Inc.	712,500	41,132,625

Manufacturing — 1.2%
Varian, Inc.(b)	264,100	17,245,730

Medical & Medical Services — 8.9%
Baxter International, Inc.	578,500	33,581,925
Bioform Medical, Inc.(b)	155,600	1,062,748
Covance, Inc.(b)	190,800	16,527,096
Integra LifeSciences Holdings Corp.(b)(c)	564,100	23,652,713
Millipore Corp.(b)	202,100	14,789,678
Power Medical Interventions, Inc.(b)	107,200	1,476,144
Psychiatric Solutions, Inc.(b)(c)	289,964	9,423,830
Tongjitang Chinese Medicines Co. - ADR(b)	342,957	3,378,127
UnitedHealth Group, Inc.	334,400	19,462,080

		123,354,341

Medical Instruments & Supplies — 32.8%
Alcon, Inc.	183,800	26,290,752
Alphatec Holdings, Inc.(b)	412,000	2,076,480
Becton, Dickinson & Co.	906,600	75,773,628
Cepheid, Inc.(b)(c)	414,400	10,919,440
Charles River Laboratories International, Inc.(b)(c)	403,700	26,563,460
China Medical Technologies, Inc. - ADR	324,300	14,395,677
Cyberonics, Inc.(b)	640,800	8,432,928
DENTSPLY International, Inc.(c)	762,220	34,315,144
Dynavax Technologies Corp.(b)	273,369	1,388,715
Edwards Lifesciences Corp.(b)(c)	270,600	12,444,894
Halozyme Therapeutics, Inc.(b)	360,400	2,562,444
Johnson & Johnson	560,200	37,365,340
Medtronic, Inc.	443,800	22,309,826
MWI Veterinary Supply, Inc.(b)	123,400	4,936,000
SenoRx, Inc.(b)	264,900	2,251,650
St. Jude Medical, Inc.(b)	491,700	19,982,688
Stryker Corp.	958,800	71,641,536
Varian Medical Systems, Inc.(b)	570,200	29,741,632
Ventana Medical Systems, Inc.(b)	116,800	10,188,464
Waters Corp.(b)	494,993	39,139,096

		452,719,794

Miscellaneous Services — 0.8%
Owens & Minor, Inc.(c)	265,200	11,252,436

Pharmaceuticals — 39.5%
Abbott Laboratories	821,200	46,110,380
Alexion Pharmaceuticals, Inc.(b)	377,900	28,353,837
Applera Corp. - Applied Biosystems Group(c)	771,000	26,152,320
Applera Corp. - Celera Genomics Group(b)	629,500	9,990,165
ArQule, Inc.(b)	262,600	1,523,080
Aryx Therapeutics, Inc.(b)	122,000	945,500
Auxilium Pharmaceuticals, Inc.(b)	354,000	10,616,460
BioMarin Pharmaceutical, Inc.(b)(c)	1,237,679	43,813,837
Bristol-Myers Squibb Co.	676,900	17,951,388
Celgene Corp.(b)	121,700	5,623,757
Cephalon, Inc.(b)	80,200	5,755,152
Epix Pharmaceuticals, Inc.(b)	79,300	312,442
Gilead Sciences, Inc.(b)	1,331,700	61,271,517
InterMune, Inc.(b)(c)	540,081	7,199,280
Kosan Biosciences, Inc.(b)	723,687	2,605,273
Merck & Co., Inc.	1,606,700	93,365,337
Myriad Genetics, Inc.(b)(c)	284,000	13,183,280
Nanosphere, Inc.(b)	79,600	1,113,604
Novartis AG - ADR	129,200	7,016,852
Onyx Pharmaceuticals, Inc.(b)(c)	782,200	43,505,964
Pfizer, Inc.	570,259	12,961,987
Pharmion Corp.(b)(c)	389,900	24,509,114
Poniard Pharmaceuticals, Inc.(b)(c)	401,100	1,768,851
Rigel Pharmaceuticals, Inc.(b)	181,100	4,598,129
Schering-Plough Corp.	1,085,900	28,928,376
Teva Pharmaceutical Industries Ltd. - ADR	245,900	11,429,432
United Therapeutics Corp.(b)	300,800	29,373,120
Wyeth	114,802	5,073,100

		545,051,534

Retail Merchandising — 1.7%
CVS Caremark Corp.	590,600	23,476,350

Total United States		1,217,403,426

TOTAL COMMON STOCKS
(Cost $1,044,389,601)		1,268,431,750

Short Term Investments — 12.6%
Galileo Money Market Fund, 4.32%(d)
(Cost $174,232,022)(d)	174,232,022	174,232,022

TOTAL INVESTMENTS IN SECURITIES BEFORE SECURITIES LENDING COLLATERAL AND AFFILIATED INVESTMENT — 104.4%
(Cost $1,218,621,623)		1,442,663,772

Affiliated Investment — 10.2%
Short Term Investment — 10.2%
BlackRock Liquidity Series, LLC Money Market Series(e)
(Cost $140,254,800)	140,254,800	140,254,800

TOTAL INVESTMENTS BEFORE OUTSTANDING OPTIONS WRITTEN — 114.6%
(Cost $1,358,876,423(a))		1,582,918,572

DECEMBER 31, 2007	25

Health Sciences Opportunities Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

	Number of Contracts	Value
Call Options Written — (0.1)%
Alexion Pharmaceuticals, Inc., Strike Price $75, Expiring 1/19/08	(1,270)	$(295,275)
Alexion Pharmaceuticals, Inc., Strike Price $75, Expiring 2/16/08	(1,270)	(603,250)
Merck & Co., Inc., Strike Price $57.50, Expires 1/19/08	(2,985)	(492,525)

TOTAL CALL OPTIONS WRITTEN
(Premiums received $1,808,916)		(1,391,050)

Put Option Written — 0.0%
Celgene Corp., Strike Price $42.50, Expiring 1/19/08
(Premiums received $117,771)	(815)	(89,650)

TOTAL INVESTMENTS NET OF OUTSTANDING OPTIONS WRITTEN — 114.5%
(Cost $1,356,949,736)		$1,581,437,872
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL — (10.2)%		(140,254,800)
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(59,959,484)

NET ASSETS — 100.0%		$1,381,223,588

(a)	Cost for federal income tax purposes is $1,361,112,984. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$248,983,614
Gross unrealized depreciation	(27,178,026)

$221,805,588

(b)	Non-income producing security.
(c)	Total or partial security on loan.
(d)	Represents current yield as of December 31, 2007.
(e)	Security purchased with the cash proceeds from securities loaned.

26	DECEMBER 31, 2007

U.S. Opportunities Portfolio
Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks — 94.2%
Aerospace — 4.1%
Alliant Techsystems, Inc.(b)(c)	47,400	$5,392,224
Curtiss-Wright Corp.	114,000	5,722,800
Goodrich Corp.	116,000	8,190,760
Orbital Sciences Corp.(b)	213,400	5,232,568
Triumph Group, Inc.	38,100	3,137,535

		27,675,887

Banks — 3.5%
Boston Private Financial Holdings, Inc.	63,600	1,722,288
Commerce Bancorp, Inc.	41,400	1,578,996
Cullen/Frost Bankers, Inc.	43,300	2,193,578
Fidelity National Information Services, Inc.	86,200	3,585,058
Hudson City Bancorp, Inc.	217,200	3,262,344
New York Community Bancorp, Inc.(c)	177,600	3,122,208
Northern Trust Corp.	75,000	5,743,500
UMB Financial Corp.	62,000	2,378,320

		23,586,292

Beverages & Bottling — 0.7%
Molson Coors Brewing Co. - Class B	89,600	4,625,152

Business Services — 3.1%
The Dun & Bradstreet Corp.	48,800	4,325,144
Fluor Corp.	33,600	4,896,192
FTI Consulting, Inc.(b)	109,400	6,743,416
Hewitt Associates, Inc. - Class A(b)	60,400	2,312,716
Huron Consulting Group, Inc.(b)	33,000	2,660,790

		20,938,258

Chemicals — 4.0%
Albemarle Corp.	42,200	1,740,750
Celanese Corp. - Series A	111,300	4,710,216
CF Industries Holdings, Inc.	51,700	5,690,102
Church & Dwight Co., Inc.	58,600	3,168,502
The Lubrizol Corp.	92,000	4,982,720
Terra Industries, Inc.(b)	109,500	5,229,720
UAP Holding Corp.	48,000	1,852,800

		27,374,810

Computer & Office Equipment — 0.8%
Netezza Corp.(b)	7,600	104,880
Western Digital Corp.(b)	185,500	5,603,955

		5,708,835

Computer Software & Services — 6.5%
DST Systems, Inc.(b)(c)	77,600	6,405,880
Foundry Networks, Inc.(b)	128,500	2,251,320
McAfee, Inc.(b)	124,700	4,676,250
Medassets, Inc.(b)	58,300	1,395,702
priceline.com, Inc.(b)(c)	48,300	5,547,738
Quest Software, Inc.(b)	219,900	4,054,956
Salesforce.Com, Inc.(b)(c)	86,800	5,441,492
Seagate Technology, Inc.(c)	153,300	3,909,150
THQ, Inc.(b)	137,800	3,884,582
VeriSign, Inc.(b)(c)	170,000	6,393,700

		43,960,770

Construction — 1.0%
Jacobs Engineering Group, Inc.(b)	67,800	6,482,358

Containers — 1.1%
Owens-Illinois, Inc.(b)	81,500	4,034,250
Smurfit-Stone Container Corp.(b)	351,000	3,706,560

		7,740,810

Electronics — 2.8%
AES Corp.(b)	202,300	4,327,197
Amphenol Corp.	104,000	4,822,480
GrafTech International Ltd.(b)(c)	226,200	4,015,050
IntercontinentalExchange, Inc.(b)(c)	31,100	5,986,750

		19,151,477

Energy & Utilities — 5.6%
Airgas, Inc.	81,100	4,226,121
DPL, Inc.	163,700	4,853,705
Edison International	77,600	4,141,512
MDU Resources Group, Inc.	180,700	4,989,127
Mirant Corp.(b)	116,400	4,537,272
Pepco Holdings, Inc.	191,600	5,619,628
PPL Corp.	87,100	4,537,039
Questar Corp.	90,300	4,885,230

		37,789,634

Entertainment & Leisure — 3.1%
Ameristar Casinos, Inc.	108,700	2,993,598
Gaylord Entertainment Co.(b)(c)	57,700	2,335,119
Morgans Hotel Group Co.(b)	152,800	2,945,984
Penn National Gaming, Inc.(b)	40,900	2,435,595
Scientific Games Corp. - Class A(b)	97,000	3,225,250
Vail Resorts, Inc.(b)	52,300	2,814,263
WMS Industries, Inc.(b)	118,900	4,356,496

		21,106,305

Finance — 2.5%
AllianceBernstein Holding LP	50,300	3,785,075
Invesco Ltd.	180,100	5,651,538
Investment Technology Group, Inc.(b)	50,900	2,422,331
Nymex Holdings, Inc.	17,500	2,338,175
Wright Express Corp.(b)	74,500	2,644,005

		16,841,124

Food & Agriculture — 2.4%
CNH Global N.V.	78,800	5,186,616
Flowers Foods, Inc.(c)	200,500	4,693,705
The Mosaic Co.(b)	68,200	6,433,988

		16,314,309

Insurance — 2.4%
Assurant, Inc.	74,100	4,957,290
AXIS Capital Holdings Ltd.(c)	123,400	4,808,898
Reinsurance Group of America, Inc.	73,100	3,836,288
Solera Holdings, Inc.(b)	96,800	2,398,704

		16,001,180

Machinery & Heavy Equipment — 2.1%
AGCO Corp.(b)	141,500	9,619,170
Columbus Mckinnon Corp.(b)	138,700	4,524,394

		14,143,564

Manufacturing — 4.6%
Energizer Holdings, Inc.(b)	42,600	4,776,738
FEI Co.(b)(c)	86,400	2,145,312
Greif, Inc.	68,500	4,477,845
Guess?, Inc.	60,000	2,273,400
Textron, Inc.	103,300	7,365,290
Varian, Inc.(b)	42,700	2,788,310
VF Corp.	36,700	2,519,822

DECEMBER 31, 2007	27

U.S. Opportunities Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks (Continued)
Manufacturing (Continued)
Watson Wyatt Worldwide, Inc.	99,400	$4,613,154

		30,959,871

Medical & Medical Services — 2.3%
Bioform Medical, Inc.(b)	50,700	346,281
Covance, Inc.(b)	60,900	5,275,158
Integra LifeSciences Holdings Corp.(b)	64,200	2,691,906
Millipore Corp.(b)	60,600	4,434,708
Psychiatric Solutions, Inc.(b)	86,800	2,821,000

		15,569,053

Medical Instruments & Supplies — 4.8%
Becton, Dickinson & Co.	67,900	5,675,082
Charles River Laboratories International, Inc.(b)	66,300	4,362,540
DENTSPLY International, Inc.	78,700	3,543,074
MWI Veterinary Supply, Inc.(b)	25,100	1,004,000
SenoRx, Inc.(b)	51,100	434,350
St. Jude Medical, Inc.(b)	83,900	3,409,696
Varian Medical Systems, Inc.(b)	99,800	5,205,568
Waters Corp.(b)	112,296	8,879,245

		32,513,555

Metal & Mining — 2.7%
Arch Coal, Inc.	38,200	1,716,326
CONSOL Energy, Inc.	128,900	9,218,928
Kinross Gold Corp.(b)	189,300	3,483,120
Schnitzer Steel Industries, Inc. - Class A	53,100	3,670,803

		18,089,177

Miscellaneous Services — 0.4%
Owens & Minor, Inc.	69,800	2,961,614

Motor Vehicles — 0.3%
TRW Automotive Holdings Corp.(b)	92,100	1,924,890

Oil & Gas — 10.1%
Atwood Oceanics, Inc.(b)(c)	74,500	7,467,880
Chesapeake Energy Corp.(c)	128,600	5,041,120
CVR Energy, Inc.(b)	145,200	3,621,288
Diamond Offshore Drilling, Inc.	45,400	6,446,800
Frontier Oil Corp.	44,400	1,801,752
Ion Geophysical Corp.(b)	264,700	4,176,966
Layne Christensen Co.(b)	83,700	4,118,877
Newfield Exploration Co.(b)	111,100	5,854,970
Noble Energy, Inc.	70,400	5,598,208
Petrohawk Energy Corp.(b)	311,900	5,398,989
Sandridge Energy, Inc.(b)(c)	14,100	505,626
Smith International, Inc.	64,700	4,778,095
South Jersey Industries, Inc.	146,200	5,276,358
Suburban Propane Partners LP	60,500	2,455,090
Willbros Group, Inc.(b)	152,300	5,831,567

		68,373,586

Personal Services — 0.7%
Life Time Fitness, Inc.(b)(c)	93,300	4,635,144

Pharmaceuticals — 4.6%
Alexion Pharmaceuticals, Inc.(b)	43,400	3,256,302
Applera Corp. - Applied Biosystems Group(c)	194,800	6,607,616
BioMarin Pharmaceutical, Inc.(b)	139,400	4,934,760
Cephalon, Inc.(b)	18,000	1,291,680
Herbalife Ltd.	100,500	4,048,140
ImClone Systems, Inc.(b)	28,600	1,229,800
Myriad Genetics, Inc.(b)	27,200	1,262,624
Onyx Pharmaceuticals, Inc.(b)	68,700	3,821,094
Pharmion Corp.(b)	29,200	1,835,512
United Therapeutics Corp.(b)	32,800	3,202,920

		31,490,448

Real Estate — 0.8%
AMB Property Corp. (REIT)	53,400	3,073,704
The Macerich Co. (REIT)	36,800	2,615,008

		5,688,712

Restaurants — 0.4%
CBRL Group, Inc.	76,300	2,471,357

Retail Merchandising — 3.2%
Abercrombie & Fitch Co. - Class A(c)	68,300	5,461,951
Copart, Inc.(b)	95,000	4,042,250
Nordstrom, Inc.(c)	75,800	2,784,134
Ruddick Corp.	99,300	3,442,731
Saks, Inc.(b)	171,000	3,549,960
SUPERVALU, Inc.	59,100	2,217,432

		21,498,458

Security Brokers & Dealers — 1.5%
GFI Group, Inc.(b)	62,500	5,982,500
Waddell & Reed Financial, Inc.	119,900	4,327,191

		10,309,691

Semiconductors & Related Devices — 3.3%
Asml Holding NV(b)	2,900	90,741
Asml Holding NV(b)	106,733	3,339,675
Cavium Networks, Inc.(b)	32,800	755,056
Hittite Microwave Corp.(b)	86,400	4,126,464
MEMC Electronic Materials, Inc.(b)	72,500	6,415,525
Microsemi Corp.(b)	194,500	4,306,230
NVIDIA Corp.(b)	98,650	3,356,073

		22,389,764

Soaps & Cosmetics — 0.6%
International Flavors & Fragrances, Inc.	83,200	4,004,416

Telecommunications — 4.0%
American Tower Corp. - Class A(b)	71,300	3,037,380
Atheros Communications, Inc.(b)	107,900	3,295,266
Centennial Communications Corp.(b)	254,100	2,360,589
Ciena Corp.(b)	55,400	1,889,694
Cincinnati Bell, Inc.(b)(c)	496,100	2,356,475
Harris Corp.	88,500	5,547,180
Plantronics, Inc.	85,300	2,217,800
SBA Communications Corp.(b)	104,900	3,549,816
Syniverse Holdings, Inc.(b)	170,000	2,648,600

		26,902,800

Tires & Rubber — 0.9%
The Goodyear Tire & Rubber Co.(b)	205,900	5,810,498

Tobacco — 1.5%
Loews Corp.-Carolina Group	58,100	4,955,930
UST, Inc.	95,500	5,233,400

		10,189,330

Transportation — 0.6%
Quintana Maritime Ltd.	186,600	4,288,068

Waste Management — 1.2%
Metalico, Inc.(b)	324,568	3,518,317

28	DECEMBER 31, 2007

U.S. Opportunities Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks (Continued)
Waste Management (Continued)
Republic Services, Inc.	156,800	$4,915,680

		8,433,997

TOTAL COMMON STOCKS
(Cost $552,326,709)		637,945,194

Short Term Investment — 6.3%
Galileo Money Market Fund, 4.32%(d)
(Cost $42,994,694)(d)	42,994,694	42,994,694

TOTAL INVESTMENTS IN SECURITIES BEFORE SECURITIES LENDING COLLATERAL AND AFFILIATED INVESTMENT — 100.5%
(Cost $595,321,403)		680,939,888

Affiliated Investment — 10.5%
Short Term Investment — 10.5%
BlackRock Liquidity Series, LLC Money Market Series(e)
(Cost $70,840,150)	70,840,150	70,840,150

TOTAL INVESTMENTS IN SECURITIES — 111.0%
(Cost $666,161,553(a))		751,780,038
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL — (10.5)%		(70,840,150)
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(3,686,594)

NET ASSETS — 100.0%		$677,253,294

(a)	Cost for federal income tax purposes is $667,028,392. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$95,810,231
Gross unrealized depreciation	(11,058,585)

$84,751,646

(b)	Non-income producing security.
(c)	Total or partial security on loan.
(d)	Represents current yield as of December 31, 2007.
(e)	Security purchased with the cash proceeds from securities loaned.

DECEMBER 31, 2007	29

Global Opportunities Portfolio
Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks — 90.6%
Belgium — 1.2%
Beverages & Bottling — 0.5%
Inbev NV	6,700	$556,977

Telecommunications — 0.7%
Belgacom SA	16,500	812,945

Total Belgium		1,369,922

Brazil — 2.8%
Banks — 1.0%
Banco Industrial e Comercial SA(b)	52,000	317,550
Unibanco SA - ADR	5,700	795,948

		1,113,498

Energy & Utilities — 0.3%
Companhia Energetica de Minas Gerais- CEMIG - ADR	22,200	409,812

Manufacturing — 0.5%
Aracruz Celulose SA	8,000	594,800

Real Estate — 0.4%
PDG Realty SA Empreendimentos e Participacoes	30,400	426,966

Telecommunications — 0.6%
Bovespa Holding SA	13,900	267,849
GVT Holding SA(b)	23,000	461,938

		729,787

Total Brazil		3,274,863

Canada — 2.6%
Metal & Mining — 2.6%
Barrick Gold Corp.	32,000	1,345,600
HudBay Minerals, Inc.(b)	19,000	375,399
Kinross Gold Corp.	36,400	674,928
Major Drilling Group International, Inc.(b)	9,000	570,849

		2,966,776

Total Canada		2,966,776

Chile — 0.2%
Banks — 0.2%
Banco Santander Chile SA - ADR	3,700	188,663

China — 0.5%
Computer Software & Services — 0.5%
Sina Corp.(b)	13,900	615,909

Retail Merchandising — 0.0%
China Nepstar Chain Drugstore Ltd.(b)	400	7,032

Total China		622,941

Finland — 0.4%
Manufacturing — 0.4%
Wartsila Oyj - Series B	6,100	461,647

France — 3.4%
Banks — 0.5%
BNP Paribas SA	5,280	572,880

Computer Software & Services — 0.4%
Cie Generale De Geophysique	1,500	424,289

Insurance — 0.3%
AXA	10,000	398,690

Machinery & Heavy Equipment — 0.9%
ALSTOM	5,000	1,073,966

Oil & Gas — 0.8%
Total SA	11,000	910,805

Telecommunications — 0.5%
France Telecom SA	15,700	563,171

Total France		3,943,801

Germany — 3.4%
Electronics — 0.5%
RWE AG	4,100	574,863

Manufacturing — 0.6%
Siemens AG	4,300	683,711

Medical Instruments & Supplies — 0.5%
Fresenius Medical Care AG & Co.	10,500	563,820

Oil & Gas — 0.5%
Linde AG	4,200	556,510

Security Brokers & Dealers — 0.5%
Deutsche Boerse AG	3,000	592,093

Soaps & Cosmetics — 0.8%
Henkel KGaA	17,000	955,400

Total Germany		3,926,397

Greece — 0.5%
Banks — 0.5%
National Bank of Greece SA	8,500	582,889

Hong Kong — 5.5%
Banks — 0.5%
Hang Seng Bank Ltd.	29,000	593,621

Energy & Utilities — 0.6%
China Resources Power Holdings Co. Ltd.	97,700	332,128
Guangdong Investment Ltd.	706,000	397,043

		729,171

Entertainment & Leisure — 0.6%
The Hongkong & Shanghai Hotels Ltd.	364,500	638,429

Manufacturing — 0.2%
China Power International Development Ltd.	513,900	238,646

Real Estate — 2.5%
Hang Lung Properties Ltd.	195,800	874,845
Kerry Properties Ltd.	80,900	643,270
New World Development Co. Ltd.	130,900	458,282
Sun Hung Kai Properties Ltd.	41,000	861,146

		2,837,543

Retail Merchandising — 0.4%
Esprit Holdings Ltd.	28,900	425,560

Telecommunications — 0.7%
China Mobile Ltd.	47,000	818,482

Total Hong Kong		6,281,452

Indonesia — 0.4%
Banks — 0.4%
PT Bank Mandiri	1,327,000	486,355

Italy — 0.9%
Banks — 0.4%
UniCredito Italiano SpA	53,900	443,349

30	DECEMBER 31, 2007

Global Opportunities Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks (Continued)
Italy (Continued)
Telecommunications — 0.5%
Enel SPA	54,000	$642,119

Total Italy		1,085,468

Japan — 7.8%
Business Services — 0.3%
Sumitomo Corp.	26,000	363,776

Chemicals — 0.4%
Shin-Etsu Chemical Co. Ltd.	6,500	404,243

Computer Software & Services — 1.8%
Nintendo Co. Ltd.	3,500	2,055,032

Electronics — 0.8%
Fanuc Ltd.	6,000	581,689
Star Micronics Co. Ltd.	14,400	312,943

		894,632

Energy & Utilities — 0.8%
Air Water, Inc.	40,100	402,585
Kurita Water Industries Ltd.	18,800	567,042

		969,627

Machinery & Heavy Equipment — 0.6%
Daikin Industries Ltd.	12,000	669,313

Manufacturing — 1.5%
Daihatsu Motor Co., Ltd.	27,000	250,086
Konica Corp.	53,000	929,143
Mitsubishi Electric Corp.	53,000	548,930

		1,728,159

Metal & Mining — 0.4%
Sumitomo Metal Mining Co. Ltd.	30,000	507,195

Retail Merchandising — 0.5%
Itochu Corp.	57,300	552,924

Telecommunications — 0.7%
NTT Docomo, Inc.	500	823,155

Total Japan		8,968,056

Luxembourg — 0.8%
Telecommunications — 0.8%
Millicom International Cellular SA(b)	7,400	872,756

Malaysia — 0.6%
Telecommunications — 0.6%
Telekom Malaysia Bhd	210,000	707,119

Netherlands — 2.0%
Beverages & Bottling — 0.7%
Heineken Holding NV	13,800	783,200

Chemicals — 0.5%
AKZO Nobel NV	8,000	644,017

Food & Agriculture — 0.8%
Unilever NV	25,200	925,868

Total Netherlands		2,353,085

Norway — 2.0%
Chemicals — 0.8%
Yara International ASA	20,600	947,332

Oil & Gas — 0.6%
Statoil ASA	20,200	623,185

Telecommunications — 0.6%
Telenor ASA	29,200	692,886

Total Norway		2,263,403

Singapore — 0.9%
Air Transportation — 0.6%
Singapore Airlines Ltd.	52,000	624,687

Banks — 0.3%
United Overseas Bank Ltd.	28,400	388,948

Total Singapore		1,013,635

South Korea — 0.7%
Electronics — 0.3%
Samsung Electronics Co. Ltd.	600	353,099

Security Brokers & Dealers — 0.4%
Korea Investment Holdings Co. Ltd.	5,500	468,224

Total South Korea		821,323

Spain — 0.4%
Oil & Gas — 0.4%
Repsol YPF SA	12,400	442,348

Sweden — 1.4%
Banks — 0.5%
Nordea Bank AB	35,700	598,293

Paper & Forest Products — 0.1%
Svenska Cellulosa AB - B Shares	8,500	150,117

Telecommunications — 0.8%
Teliasonera AB	95,100	888,479

Total Sweden		1,636,889

Switzerland — 3.3%
Banks — 0.5%
Julius Baer Holding Ltd.	7,300	599,003

Chemicals — 1.0%
Syngenta AG	4,300	1,091,169

Food & Agriculture — 0.9%
Nestle SA	2,300	1,056,138

Pharmaceuticals — 0.4%
Roche Holding AG	2,900	501,311

Retail Merchandising — 0.5%
Compagnie Financiere Richemont AG	7,700	526,071

Total Switzerland		3,773,692

Taiwan — 1.1%
Chemicals — 0.7%
Taiwan Fertilizer Co. Ltd.	334,500	812,517

Computer & Office Equipment — 0.4%
Asustek Computer, Inc.	163,000	485,022

Total Taiwan		1,297,539

United Kingdom — 4.0%
Beverages & Bottling — 0.4%
Diageo Plc	21,900	470,089

Energy & Utilities — 0.6%
International Power Plc	82,700	745,483

Finance — 1.4%
ICAP Plc	82,000	1,181,671

DECEMBER 31, 2007	31

Global Opportunities Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks (Continued)
United Kingdom (Continued)
Finance (Continued)
Schroders Plc	16,500	$423,352

		1,605,023

Oil & Gas — 0.6%
BP Plc	55,000	672,114

Telecommunications — 0.6%
Vodafone Group Plc	175,000	656,936

Transportation — 0.4%
Arriva Plc	28,500	443,731

Total United Kingdom		4,593,376

United States — 43.8%
Aerospace — 1.3%
Alliant Techsystems, Inc.(b)	4,900	557,424
Goodrich Corp.	13,500	953,235

		1,510,659

Banks — 0.5%
KBW Bank Corp.	14,500	630,750

Beverages & Bottling — 1.5%
Molson Coors Brewing Co. - Class B	14,600	753,652
PepsiCo, Inc.	12,500	948,750

		1,702,402

Broadcasting — 0.5%
Liberty Global, Inc.(b)	15,200	595,688

Chemicals — 1.9%
Agrium, Inc.	5,100	368,271
The Lubrizol Corp.	11,800	639,088
Terra Industries, Inc.(b)	12,600	601,776
UAP Holding Corp.	15,000	579,000

		2,188,135

Computer & Office Equipment — 1.8%
Apple Computer, Inc.(b)	3,100	614,048
Cisco Systems, Inc.(b)	22,100	598,247
Hewlett-Packard Co.	16,200	817,776

		2,030,071

Computer Software & Services — 3.7%
Adobe Systems, Inc.(b)	11,500	491,395
Autodesk, Inc.(b)	8,100	403,056
DST Systems, Inc.(b)	8,500	701,675
EMC Corp.(b)	26,100	483,633
Google, Inc. - Class A(b)	800	553,184
Microsoft Corp.	23,400	833,040
Oracle Corp.(b)	30,100	679,658
VMware, Inc.(b)	1,400	118,986

		4,264,627

Electronics — 0.7%
Intel Corp.	28,400	757,144

Energy & Utilities — 2.4%
American Electric Power Co., Inc.	13,000	605,280
FPL Group, Inc.	6,100	412,787
Pepco Holdings, Inc.	26,700	783,111
PPL Corp.	10,000	520,900
Public Service Enterprise Group, Inc.	5,000	491,200

		2,813,278

Finance — 1.3%
AllianceBernstein Holding LP	5,600	421,400
Financial Select Sector Fund	22,000	638,000
The Goldman Sachs Group, Inc.	2,100	451,605

		1,511,005

Food & Agriculture — 2.2%
CNH Global N.V.	13,500	888,570
H.J. Heinz Co.	15,300	714,204
Kellogg Co.	17,500	917,525

		2,520,299

Insurance — 1.8%
ACE Ltd.	8,000	494,240
AON Corp.	11,000	524,590
Reinsurance Group of America, Inc.	11,800	619,264
Travelers Companies, Inc.	8,300	446,540

		2,084,634

Machinery & Heavy Equipment — 1.4%
AGCO Corp.(b)	24,100	1,638,318

Manufacturing — 1.6%
NIKE, Inc.	12,800	822,272
Textron, Inc.	13,800	983,940

		1,806,212

Medical & Medical Services — 0.4%
Psychiatric Solutions, Inc.(b)	14,700	477,750

Medical Instruments & Supplies — 4.3%
Alcon, Inc.	2,800	400,512
Becton, Dickinson & Co.	11,700	977,886
Johnson & Johnson	5,500	366,850
St. Jude Medical, Inc.(b)	11,300	459,232
Stryker Corp.	12,800	956,416
Varian Medical Systems, Inc.(b)	11,100	578,976
Waters Corp.(b)	15,220	1,203,446

		4,943,318

Metal & Mining — 1.2%
Peabody Energy Corp.	12,000	739,680
Schnitzer Steel Industries, Inc. - Class A	9,100	629,083

		1,368,763

Oil & Gas — 7.5%
Anadarko Petroleum Corp.	13,000	853,970
Chevron Corp.	10,400	970,632
Diamond Offshore Drilling, Inc.	5,700	809,400
Exxon Mobil Corp.	15,600	1,461,564
Frontier Oil Corp.	7,700	312,466
Hess Corp.	9,400	948,084
Murphy Oil Corp.	6,000	509,040
Noble Corp.	10,000	565,100
Occidental Petroleum Corp.	9,000	692,910
Petrohawk Energy Corp.(b)	33,400	578,154
Sandridge Energy, Inc.(b)	600	21,516
Transocean, Inc.(b)	2,868	410,554
XTO Energy, Inc.	9,750	500,760

		8,634,150

Pharmaceuticals — 2.1%
Abbott Laboratories	12,600	707,490
Bristol-Myers Squibb Co.	23,000	609,960

32	DECEMBER 31, 2007

Global Opportunities Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks (Continued)
United States (Continued)
Pharmaceuticals (Continued)
Merck & Co., Inc.	19,600	$1,138,956

		2,456,406

Restaurants — 1.2%
McDonald’s Corp.	12,000	706,920
Yum! Brands, Inc.	18,600	711,822

		1,418,742

Retail Merchandising — 0.9%
CVS Caremark Corp.	17,400	691,650
SUPERVALU, Inc.	9,900	371,448

		1,063,098

Soaps & Cosmetics — 1.9%
Colgate-Palmolive Co.	15,000	1,169,400
The Procter & Gamble Co.	14,000	1,027,880

		2,197,280

Telecommunications — 0.3%
Vodafone Group Plc - ADR	9,000	335,880

Tires & Rubber — 0.6%
The Goodyear Tire & Rubber Co.(b)	23,400	660,348

Tobacco — 0.4%
Altria Group, Inc.	5,700	430,806

Transportation — 0.4%
Quintana Maritime Ltd.	19,000	436,620

Total United States		50,476,383

TOTAL COMMON STOCKS
(Cost $89,731,458)		104,410,778

Preferred Stocks — 0.7%
United Kingdom — 0.7%
Food & Agriculture — 0.7%
Tesco Plc
(Cost $753,741)	84,600	804,761

Short Term Investment — 4.9%
Galileo Money Market Fund, 4.32%(c)
(Cost $5,595,689)(c)	5,595,689	5,595,689

TOTAL INVESTMENTS IN SECURITIES — 96.2%
(Cost $96,080,888(a))		110,811,228
OTHER ASSETS IN EXCESS OF LIABILITIES — 3.8%		4,434,787

NET ASSETS — 100.0%		$115,246,015

(a)	Cost for federal income tax purposes is $96,188,417. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$16,481,691
Gross unrealized depreciation	(1,858,880)

$14,622,811

(b)	Non-income producing security.
(c)	Represents current yield as of December 31, 2007.

DECEMBER 31, 2007	33

International Opportunities Portfolio
Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks — 94.9%
Argentina — 0.3%
Computer Software & Services — 0.3%
Mercadolibre, Inc.(b)	69,300	$5,119,884

Australia — 2.2%
Construction — 0.4%
Boart Longyear Group(b)	3,107,000	6,344,755

Finance — 0.6%
Macquarie Airports Management Ltd.	2,721,400	9,611,958

Medical Instruments & Supplies — 0.4%
Sonic Healthcare Ltd.	363,400	5,302,828

Metal & Mining — 0.8%
Lihir Gold Ltd.	3,841,700	11,952,148

Total Australia		33,211,689

Belgium — 1.0%
Metal & Mining — 1.0%
Umicore	59,616	14,773,075

Brazil — 3.5%
Banks — 1.6%
Banco Industrial e Comercial SA(b)	793,000	4,842,646
Unibanco SA - ADR	135,900	18,977,076

		23,819,722

Energy & Utilities — 0.5%
Companhia Energetica de Minas Gerais - CEMIG - ADR	421,200	7,775,352

Paper & Forest Products — 0.4%
Votorantim Celulose ADR	215,300	6,418,093

Real Estate — 0.5%
Mrv Engenharia(b)	326,900	6,987,947

Telecommunications — 0.5%
GVT Holding SA(b)	351,600	7,061,629

Total Brazil		52,062,743

Canada — 3.7%
Metal & Mining — 3.7%
HudBay Minerals, Inc.(b)	616,700	12,184,660
Inmet Mining Corp.	127,400	10,397,761
Kinross Gold Corp.	988,500	18,328,740
Yamana Gold, Inc.	1,055,900	13,790,517

		54,701,678

Total Canada		54,701,678

Chile — 0.3%
Banks — 0.3%
Banco Santander Chile SA - ADR	75,200	3,834,448

China — 0.2%
Advertising — 0.1%
Airmedia Group, Inc.(b)	27,100	606,498

Insurance — 0.0%
CNinsure, Inc.(b)	36,000	567,000

Retail Merchandising — 0.1%
China Nepstar Chain Drugstore Ltd.(b)	70,400	1,237,632

Total China		2,411,130

Denmark — 0.5%
Retail Merchandising — 0.5%
FLSmidth & Co. ASA	66,400	6,770,883

Finland — 1.9%
Banks — 0.4%
OKO Bank Plc - Series A	296,200	5,648,845

Manufacturing — 0.7%
Wartsila Oyj - Series B	130,400	9,868,658

Telecommunications — 0.8%
Elisa Oyj	389,400	11,908,625

Total Finland		27,426,128

France — 2.9%
Computer Software & Services — 0.6%
Cie Generale De Geophysique	30,800	8,712,064

Entertainment & Leisure — 0.8%
Ubisoft Entertainment	112,500	11,420,772

Food & Agriculture — 0.8%
Casino Guichard-Perrachon SA	117,700	12,803,752

Manufacturing — 0.7%
Compagnie Generale des Etablissements Michelin - Class B	90,900	10,392,462

Total France		43,329,050

Germany — 6.3%
Chemicals — 0.4%
SGL Carbon AG	114,700	6,206,401

Computer Software & Services — 1.1%
United Internet AG	669,700	16,315,779

Containers — 0.3%
Hamburger Hafen Und Logistik AG	40,900	3,647,675

Durable Goods — 0.6%
Gerry Weber International AG	289,200	9,467,278

Insurance — 0.8%
Hannover Rueckversicherung AG	262,500	12,161,174

Manufacturing — 1.1%
Adidas-Salomon AG	81,900	6,089,457
K+S AG	39,400	9,398,468

		15,487,925

Medical & Medical Services — 0.3%
Rhoen Klinikum AG	142,400	4,485,316

Medical Instruments & Supplies — 0.6%
Fresenius Medical Care AG & Co.	170,400	9,149,992

Miscellaneous Services — 0.8%
GEA Group AG	344,900	12,024,011

Waste Management — 0.3%
Zhongde Waste Technology AG	85,694	4,150,745

Total Germany		93,096,296

Greece — 1.3%
Banks — 0.7%
Piraeus Bank SA	264,400	10,284,286

Computer & Office Equipment — 0.6%
Intralot SA	479,000	9,419,968

Total Greece		19,704,254

Hong Kong — 6.5%
Air Transportation — 0.8%
Cathay Pacific Airways Ltd.	4,544,900	11,833,256

34	DECEMBER 31, 2007

International Opportunities Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks (Continued)
Hong Kong (Continued)
Chemicals — 0.6%
Huabao International Holdings Ltd.	8,630,900	$8,546,206

Construction — 0.5%
Shenzhen Expressway Co. Ltd.	6,410,900	6,963,688

Energy & Utilities — 0.9%
China Resources Power Holdings Co. Ltd.	1,441,300	4,899,658
Huadian Power International Corp. Ltd.	8,345,595	4,177,773
Huaneng Power International, Inc.	3,374,000	3,492,770

		12,570,201

Entertainment & Leisure — 0.3%
The Hongkong & Shanghai Hotels Ltd.	3,000,000	5,254,561

Finance — 0.6%
Rexcapital Financial Holdings Ltd.(b)	47,344,100	8,950,248

Manufacturing — 0.2%
China Power International Development Ltd.	7,583,400	3,521,591

Metal & Mining — 0.5%
Yanzhou Coal Mining Co. Ltd.	4,051,400	7,857,866

Real Estate — 2.1%
New World Development Co. Ltd.	2,670,500	9,349,454
Shun Tak Holdings Ltd.	6,048,700	9,454,120
Wheelock & Co. Ltd.	3,804,300	11,648,787

		30,452,361

Total Hong Kong		95,949,978

India — 3.2%
Beverages & Bottling — 0.5%
United Spirits Ltd.	137,900	6,909,567

Construction — 0.2%
Ambuja Cements Ltd.	1,011,700	3,751,201

Finance — 0.4%
Infrastructure Development Finance Co., Ltd.	1,062,500	6,102,348

Metal & Mining — 1.1%
JSW Steel Ltd.	475,400	15,793,397

Telecommunications — 1.0%
Bharti Tele-Ventures Ltd.	568,557	14,221,067

Total India		46,777,580

Indonesia — 1.4%
Banks — 0.5%
PT Bank Mandiri	21,365,000	7,830,425

Metal & Mining — 0.9%
PT Bumi Resources Tbk	19,672,700	12,325,685

Total Indonesia		20,156,110

Italy — 1.9%
Construction — 0.3%
Astaldi SpA	603,800	4,570,751

Energy & Utilities — 1.6%
AEM SpA	3,292,900	15,071,065
Terna Rete Elettrica Nazionale SPA	1,939,500	7,811,696

		22,882,761

Total Italy		27,453,512

Japan — 18.1%
Banks — 2.2%
Bank of Kyoto Ltd.	1,201,500	14,213,753
The Chiba Bank Ltd.	1,500,000	12,069,553
The Iyo Bank Ltd.	677,600	6,609,762

		32,893,068

Chemicals — 1.8%
Dainippon Ink and Chemicals, Inc.	1,530,500	7,630,350
Nihon Nohyaku Co. Ltd.	1,465,200	7,937,646
Nippon Carbon Co. Ltd.	946,800	3,895,950
Tosoh Corp.	1,629,700	6,946,880

		26,410,826

Construction — 0.8%
Daito Trust Construction Co., Ltd.	200,300	10,988,863
Mitsui Home Co. Ltd.	172,100	721,405

		11,710,268

Durable Goods — 1.0%
ASICS Corp.	1,048,600	15,022,370

Electronics — 1.2%
Hosiden Corp.	623,900	9,643,215
Star Micronics Co. Ltd.	397,200	8,632,017

		18,275,232

Energy & Utilities — 1.7%
Air Water, Inc.	874,100	8,775,538
Kurita Water Industries Ltd.	540,800	16,311,518

		25,087,056

Finance — 0.3%
Shinko Securities Co. Ltd.	1,157,400	4,733,890

Machinery & Heavy Equipment — 1.6%
Miura Co. Ltd.	217,700	5,320,869
Mori Seiki Co., Ltd.	275,000	5,202,995
Nabtesco Corp.	799,000	12,506,825

		23,030,689

Manufacturing — 1.9%
Daihatsu Motor Co., Ltd.	506,700	4,693,272
Mitsubishi Materials Corp.	1,729,100	7,301,231
Taiyo Nippon Sanso Corp.	947,600	8,903,502
Uni-Charm Corp.	120,000	7,573,014

		28,471,019

Medical Instruments & Supplies — 0.3%
Nihon Kohden Corp.	152,400	3,622,814

Metal & Mining — 0.5%
Yamato Kogyo Co. Ltd.	179,600	7,271,492

Motor Vehicles — 1.5%
Futaba Industrial Co. Ltd.	309,000	8,580,815
Isuzu Motors Ltd.	1,439,400	6,462,124
Yamaha Motor Co. Ltd.	323,500	7,742,190

		22,785,129

Pharmaceuticals — 0.2%
Towa Pharmaceuticals Co., Ltd.	64,700	2,728,814

Photographic Equipment — 0.3%
Tamron Co. Ltd.	194,000	4,840,279

Real Estate — 0.3%
Japan General Estate Co. Ltd.	276,800	3,701,611

DECEMBER 31, 2007	35

International Opportunities Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks (Continued)
Japan (Continued)
Retail Merchandising — 0.9%
Shimachu Co. Ltd.	205,100	$5,778,535
Tsuruha Holdings, Inc.	177,900	6,819,261

		12,597,796

Semiconductors & Related Devices — 0.3%
Daihen Corp.	863,654	4,680,724

Tires & Rubber — 0.4%
Yokohama Rubber Co. Ltd.	1,080,000	6,382,876

Transportation — 0.9%
Hino Motors Ltd.	1,043,400	6,743,590
Kintetsu World Express, Inc.	205,400	7,116,412

		13,860,002

Total Japan		268,105,955

Kazakhstan — 0.4%
Oil & Gas — 0.4%
Kamunaigaz Exploration Production, Inc.	178,832	5,543,792
Kazmunaigas Exploration Production, Inc.	36,300	1,125,300

		6,669,092

Total Kazakhstan		6,669,092

Luxembourg — 1.4%
Telecommunications — 1.4%
Millicom International Cellular SA(b)	86,200	10,166,428
SES SA	419,500	11,022,799

		21,189,227

Total Luxembourg		21,189,227

Malaysia — 1.9%
Entertainment & Leisure — 1.4%
Genting Bhd	4,488,500	10,631,640
Tanjong Plc	1,787,800	9,938,694

		20,570,334

Food & Agriculture — 0.5%
IOI Corp. Bhd	3,187,650	7,416,929

Total Malaysia		27,987,263

Morocco — 1.6%
Construction — 0.9%
IJM Corp. Bhd	5,302,600	13,693,590

Food & Agriculture — 0.7%
Kuala Lumpur Kepong Bhd	1,814,850	9,481,937

Total Morocco		23,175,527

Netherlands — 1.9%
Construction — 1.1%
Koninklijke Boskalis Westminster NV	276,900	16,772,735

Food & Agriculture — 0.5%
Nutreco Holding NV	125,200	7,245,401

Medical & Medical Services — 0.3%
Qiagen NV	169,700	3,690,200

Total Netherlands		27,708,336

Norway — 6.1%
Banks — 0.3%
Sparebanken Nord-Norge	85,520	2,004,465
Sparebanken Rogaland	193,600	2,357,399

		4,361,864

Chemicals — 1.6%
Yara International ASA	503,200	23,140,646

Food & Agriculture — 0.9%
Orkla ASA	668,400	12,797,754

Oil & Gas — 2.6%
Fred Olsen Energy ASA	198,200	10,765,520
Petroleum Geo-Services	341,600	9,837,101
Prosafe ASA	766,000	13,252,216
Subsea 7 Inc	247,600	5,502,032

		39,356,869

Transportation — 0.7%
Songa Offshore ASA	812,200	10,908,258

Total Norway		90,565,391

Philippines — 0.6%
Telecommunications — 0.6%
Philippine Long Distance Telephone Co. - ADR(c)	109,800	8,314,056

Singapore — 0.8%
Real Estate — 0.5%
CapitaCommercial Trust Management Ltd.	4,305,300	7,217,303

Retail Merchandising — 0.3%
Hongguo International Holdings Ltd.	7,903,357	5,071,886

Total Singapore		12,289,189

South Korea — 3.1%
Banks — 0.5%
Pusan Bank(b)	456,400	7,601,507

Computer Software & Services — 0.6%
NHN Corp.(b)	37,700	8,989,815

Construction — 0.6%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	133,100	7,260,290
Hanjin Heavy Industries Co. Ltd.(b)	27,162	1,194,693

		8,454,983

Finance — 0.5%
Daewoo Securities Co. Ltd.	224,800	7,237,871

Security Brokers & Dealers — 0.9%
Korea Investment Holdings Co. Ltd.	163,900	13,953,076

Total South Korea		46,237,252

Sweden — 1.4%
Construction — 0.5%
Skanska AB	398,200	7,452,277

Entertainment & Leisure — 0.2%
Rezidor Hotel Group AB	636,600	3,826,898

Soaps & Cosmetics — 0.7%
Oriflame Cosmetics SA	154,954	9,863,796

Total Sweden		21,142,971

Switzerland — 2.0%
Chemicals — 0.4%
Lonza Group AG	50,000	6,047,052

Food & Agriculture — 0.5%
Barry Callebaut AG	9,945	7,534,597

Insurance — 0.5%
Swiss Life Holding	27,900	6,962,204

36	DECEMBER 31, 2007

International Opportunities Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks (Continued)
Switzerland (Continued)
Machinery & Heavy Equipment — 0.6%
Meyer Burger Technology AG	22,700	$8,356,830

Total Switzerland		28,900,683

Taiwan — 3.5%
Chemicals — 1.5%
Polaris Securities Co., Ltd.(b)	9,248,600	4,277,637
Taiwan Fertilizer Co. Ltd.	7,453,300	18,104,431

		22,382,068

Computer Software & Services — 0.6%
Geovision, Inc.	491,000	4,484,339
MediaTek, Inc.	328,950	4,216,432

		8,700,771

Finance — 0.4%
Yuanta Financial Holding Co.(b)	8,716,300	5,623,546

Semiconductors & Related Devices — 0.5%
Av Tech Corp.	501,359	3,168,298
Vanguard International Semiconductor Corp.	5,297,938	3,939,110

		7,107,408

Transportation — 0.5%
U-Ming Marine Transport Corp.	3,113,224	8,504,267

Total Taiwan		52,318,060

Thailand — 1.4%
Banks — 0.8%
Siam Commercial Bank Public Co. Ltd.	4,680,100	12,018,069

Metal & Mining — 0.6%
Banpu Public Co. Ltd.	752,400	8,825,947

Total Thailand		20,844,016

United Kingdom — 13.4%
Aerospace — 1.4%
Cobham Plc	2,137,800	8,896,691
Meggitt Plc	1,746,700	11,559,733

		20,456,424

Business Services — 2.7%
Aegis Group Plc	4,305,900	10,011,970
De La Rue Plc	614,133	11,939,429
Informa Plc	908,700	8,333,636
Intertek Group Plc	503,400	9,937,984

		40,223,019

Energy & Utilities — 0.8%
International Power Plc	1,384,100	12,476,694

Entertainment & Leisure — 0.9%
IG Group Holdings Plc	961,200	7,728,224
InterContinental Hotels Group Plc	297,804	5,189,666

		12,917,890

Finance — 1.1%
ICAP Plc	1,144,700	16,495,845

Food & Agriculture — 1.4%
Britvic Plc	1,317,800	9,041,259
Dairy Crest Group Plc	293,800	3,399,274
Premier Foods Plc	1,868,200	7,632,456

		20,072,989

Insurance — 0.6%
Hiscox Ltd.	1,547,100	8,774,679

Machinery & Heavy Equipment — 0.9%
VT Group Plc	421,400	5,784,484
The Weir Group Plc	448,800	7,215,066

		12,999,550

Manufacturing — 0.4%
Burberry Group Plc	476,400	5,384,484

Measuring & Controlling Devices — 0.6%
Rotork Plc	447,912	8,637,318

Oil & Gas — 0.4%
Wellstream Holdings Plc	303,800	6,544,291

Publishing & Printing — 0.4%
United Business Media Plc	517,200	6,675,563

Transportation — 1.4%
Arriva Plc	695,800	10,833,274
National Express Group Plc	402,700	9,904,895

		20,738,169

Waste Management — 0.4%
Northumbrian Water Group Plc	773,400	5,207,047

Total United Kingdom		197,603,962

United States — 0.2%
Medical Instruments & Supplies — 0.2%
Orthofix International NV(b)	62,700	3,634,719

TOTAL COMMON STOCKS
(Cost $1,111,542,271)		1,403,464,137

Short Term Investment — 1.9%
Galileo Money Market Fund, 4.32%(d)
(Cost $27,827,945)(d)	27,827,945	27,827,945

TOTAL INVESTMENTS IN SECURITIES BEFORE SECURITIES LENDING COLLATERAL AND AFFILIATED INVESTMENT — 96.8%
(Cost $1,139,370,216)		1,431,292,082

Affiliated Investment — 0.2%
Short Term Investment — 0.2%
BlackRock Liquidity Series, LLC Money Market Series(e)
(Cost $3,634,400)	3,634,400	3,634,400

TOTAL INVESTMENTS IN SECURITIES — 97.0%
(Cost $1,143,004,616(a))		1,434,926,482
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL — (0.2)%		(3,634,400)
OTHER ASSETS IN EXCESS OF LIABILITIES — 3.2%		47,306,319

NET ASSETS — 100.0%		$1,478,598,401

DECEMBER 31, 2007	37

International Opportunities Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

(a)	Cost for federal income tax purposes is $1,143,353,317. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$341,788,497
Gross unrealized depreciation	(50,215,332)

$291,573,165

(b)	Non-income producing security.
(c)	Total or partial security on loan.
(d)	Represents current yield as of December 31, 2007.
(e)	Security purchased with the cash proceeds from securities loaned.

38	DECEMBER 31, 2007

Schedule of Investments	Equity Portfolios

KEY TO INVESTMENT ABBREVIATIONS

ADR	American Depository Receipts
CAD	Canadian Dollar
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

DECEMBER 31, 2007	39

Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks — 60.5%
Argentina — 0.0%
Computer Software & Services — 0.0%
Mercadolibre, Inc.(b)	2,300	$169,924

Australia — 0.7%
Construction — 0.0%
Boart Longyear Group(b)	120,400	248,435

Finance — 0.1%
Macquarie Airports Management Ltd.	102,900	365,922

Manufacturing — 0.2%
United Group Ltd.	85,300	1,435,036

Medical Instruments & Supplies — 0.0%
Sonic Healthcare Ltd.	14,200	208,470

Metal & Mining — 0.1%
Lihir Gold Ltd.	165,800	525,545

Retail Merchandising — 0.3%
Woolworths Ltd.	72,034	2,149,844

Total Australia		4,933,252

Belgium — 0.3%
Beverages & Bottling — 0.2%
Inbev NV	20,078	1,673,240

Metal & Mining — 0.1%
Umicore	2,300	571,663

Total Belgium		2,244,903

Bermuda — 0.1%
Business Services — 0.0%
Genpact Ltd.(b)	11,000	167,530

Electronics — 0.1%
Tyco Electronics Ltd.	11,800	438,134

Medical & Medical Services — 0.0%
Covidien Ltd.	5,450	241,380

Total Bermuda		847,044

Brazil — 0.3%
Banks — 0.1%
Banco Industrial e Comercial SA(b)	32,300	197,248
Unibanco SA - ADR	5,400	754,056

		951,304

Energy & Utilities — 0.1%
Companhia Energetica de Minas Gerais- CEMIG - ADR	16,900	311,974

Paper & Forest Products — 0.0%
Votorantim Celulose ADR	8,200	244,442

Real Estate — 0.0%
Mrv Engenharia(b)	12,700	271,480

Telecommunications — 0.1%
GVT Holding SA(b)	14,500	291,222

Total Brazil		2,070,422

Canada — 1.3%
Energy & Utilities — 0.0%
Epsilon Energy, Inc.	5,900	17,814
Tanganyika Oil Co. Ltd.	3,700	43,222

		61,036

Metal & Mining — 0.7%
Agnico-Eagle Mines Ltd.(b)	23,376	1,288,943
Alexco Resource Corp.(b)	12,122	65,710
Aurora Energy Resources, Inc.(b)	5,300	72,657
Baja Mining Corp.(b)	59,300	109,353
Crosshair Exploration & Mining Corp.(b)	5,600	12,369
Denison Mines Corp.(b)	4,700	42,335
European Goldfields Ltd.(b)	12,100	67,185
Fording Canadian Coal Trust	7	270
Frontier Pacific Mining Corp.(b)	79,200	59,383
Gateway Gold Corp.(b)	100,000	35,969
Gold Reserve, Inc.(b)	26,280	136,656
HudBay Minerals, Inc.(b)	25,000	493,946
Inmet Mining Corp.	4,300	350,945
Kinross Gold Corp.	40,000	741,679
Minefinders Corp. Ltd.(b)	40,000	452,000
NovaGold Resources, Inc.(b)	16,792	137,023
Southwestern Resources Corp.(b)	47,300	31,151
Sunridge Gold Corp.(b)	130,457	215,457
Triex Minerals Corp.(b)	3,300	8,326
Triex Minerals Corp. (acquired 12/23/05, cost $14,206)(b)(c)	6,600	16,651
Uranium One, Inc.(b)	11,270	100,830
West Timmins Mining, Inc.(b)	36,372	33,168
Yamana Gold, Inc.	41,700	544,620

		5,016,626

Motor Vehicles — 0.0%
Westport Innovations, Inc.(b)	70,500	203,582

Oil & Gas — 0.6%
Accrete Energy, Inc.(b)	4,960	24,826
Alberta Clipper Energy, Inc.(b)	5,026	9,829
Birchcliff Energy Ltd.(b)	6,200	45,921
Canadian Superior Energy, Inc.(b)	31,900	92,829
Canext Energy Ltd.(b)	4,021	1,792
Cinch Energy Corp.(b)	40,320	35,542
Compton Petroleum Corp.(b)	68,499	634,359
Cork Exploration, Inc.(b)	1,400	4,029
Crescent Point Energy Trust	1,800	45,248
Crew Energy, Inc.(b)	9,400	68,861
Daylight Resources Trust	13,410	98,236
Delphi Energy Corp.(b)	24,700	45,799
Ember Resources, Inc.(b)	12,136	14,633
Endev Energy, Inc.(b)	231,700	178,420
Fairborne Energy Trust	1,482	9,010
First Calgary Petroleums Ltd.(b)	14,554	42,617
Galleon Energy, Inc.—Class A(b)	28,617	449,429
Gastar Exploration Ltd.(b)	15,900	19,875
Heritage Oil Corp.(b)	4,000	212,696
Highpine Oil & Gas Ltd.(b)	8,993	90,937
HSE Integrated Ltd.(b)	561	597
Iteration Energy Ltd.(b)	4,021	19,352
Leader Energy Services Ltd.(b)	15,957	1,536
Lynden Ventures Ltd.(b)	700	532
Midnight Oil Exploration Ltd.(b)	81,200	88,856
Niko Resources Ltd. (acquired 01/31/05, cost $40,606)(b)(c)	2,000	180,860
Oilexco, Inc.(b)	3,525	47,074
Open Range Energy Corp.(b)	1,976	5,625
Pacific Rodera Energy, Inc.(b)	37,300	21,164
Pan Orient Energy Corp.(b)	3,300	50,689
Pengrowth Energy Trust	1,505	26,872

ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2007	1

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks (Continued)
Canada (Continued)
Oil & Gas (Continued)
Petro Andina Resources Inc.(b)	800	$10,011
Petrolifera Petroleum Ltd.(b)	7,150	71,504
ProspEx Resources Ltd.(b)	43,140	131,131
Suncor Energy, Inc.	9,762	1,067,346
Tag Oil Ltd. (acquired 09/22/05, cost $4,409)(b)(c)	4,000	385
Technicoil Corp.(b)	46,400	21,156
Trafalgar Energy Ltd.(b)	841	2,386
TransCanada Corp.	700	28,753
TriStar Oil & Gas Ltd.(b)	14,385	182,773
True Energy Trust	11,382	38,636
Tusk Energy Corp. (acquired 03/14/05 through 02/01/07, cost $211,317)(b)(c)	57,966	83,400

Vault Energy Trust	5,850	21,398
Vero Energy, Inc.(b)	4,447	26,134
West Energy Ltd.(b)	143	333
WesternZagros Resources Ltd.(b)	1,800	4,377

		4,257,768

Transportation — 0.0%
Railpower Technologies Corp.(b)	17,600	11,235

Total Canada		9,550,247

Cayman Islands — 0.1%
Advertising — 0.1%
Focus Media Holding Ltd. -ADR(b)	6,150	349,382

Electronics — 0.0%
Silicon Motion Technology Corp. - ADR(b)	5,999	106,662

Semiconductors & Related Devices — 0.0%
O2Micro International Ltd. - ADR(b)	10,600	122,324

Total Cayman Islands		578,368

Chile — 0.0%
Banks — 0.0%
Banco Santander Chile SA - ADR	2,900	147,871

China — 0.0%
Advertising — 0.0%
Airmedia Group, Inc.(b)	1,000	22,380

Insurance — 0.0%
CNinsure, Inc.(b)	1,400	22,050

Retail Merchandising — 0.0%
China Nepstar Chain Drugstore Ltd.(b)	2,700	47,466

Total China		91,896

Denmark — 0.0%
Retail Merchandising — 0.0%
FLSmidth & Co. ASA	2,600	266,115

Finland — 0.7%
Banks — 0.0%
OKO Bank Plc - Series A	12,300	235,041

Manufacturing — 0.1%
Wartsila Oyj - Series B	5,100	388,407

Paper & Forest Products — 0.1%
UPM-Kymmene Oyj	52,356	1,057,883

Telecommunications — 0.5%
Elisa Oyj	14,700	451,336
Nokia Oyj	82,510	3,199,212

		3,650,548

Total Finland		5,331,879

France — 1.2%
Banks — 0.2%
Credit Agricole SA	52,765	1,779,740

Computer Software & Services — 0.1%
Cie Generale De Geophysique	1,300	370,630

Entertainment & Leisure — 0.1%
Ubisoft Entertainment	4,600	467,217

Food & Agriculture — 0.4%
Carrefour SA	30,351	2,364,731
Casino Guichard-Perrachon SA	4,400	478,553

		2,843,284

Machinery & Heavy Equipment — 0.1%
ALSTOM	3,842	825,729

Manufacturing — 0.1%
Compagnie Generale des Etablissements Michelin - Class B	3,700	424,653

Medical Instruments & Supplies — 0.2%
Essilor International SA	28,723	1,833,061

Total France		8,544,314

Germany — 2.1%
Banks — 0.2%
Commerzbank AG	37,496	1,439,603

Chemicals — 0.4%
Bayer AG	26,335	2,407,602
SGL Carbon AG	4,800	259,801

		2,667,403

Computer Software & Services — 0.1%
United Internet AG	25,200	613,448

Containers — 0.0%
Hamburger Hafen Und Logistik AG	1,600	142,696

Durable Goods — 0.1%
Gerry Weber International AG	11,900	386,941

Energy & Utilities — 0.3%
E.ON AG	12,302	2,618,606

Insurance — 0.4%
Allianz AG	13,090	2,831,506
Hannover Rueckversicherung AG	10,700	493,567

		3,325,073

Manufacturing — 0.5%
Adidas-Salomon AG	3,200	239,823
K+S AG	1,500	356,924
Siemens AG	17,853	2,841,466

		3,438,213

Medical & Medical Services — 0.0%
Rhoen Klinikum AG	5,600	176,686

Medical Instruments & Supplies — 0.0%
Fresenius Medical Care AG & Co.	6,600	354,042

Miscellaneous Services — 0.1%
GEA Group AG	13,000	452,359

Waste Management — 0.0%
Zhongde Waste Technology AG	3,246	156,375

Total Germany		15,771,445

2	ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2007

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks (Continued)
Greece — 0.4%
Banks — 0.1%
Piraeus Bank SA	10,800	$421,597

Computer & Office Equipment — 0.0%
Intralot SA	18,600	368,209

Telecommunications — 0.3%
Hellenic Telecommunications Organization SA	53,925	1,986,798

Total Greece		2,776,604

Hong Kong — 1.1%
Air Transportation — 0.1%
Cathay Pacific Airways Ltd.	172,100	450,258

Banks — 0.2%
Hang Seng Bank Ltd.	87,000	1,795,252

Chemicals — 0.1%
Huabao International Holdings Ltd.	345,600	345,715

Construction — 0.0%
Shenzhen Expressway Co. Ltd.	260,800	288,314

Energy & Utilities — 0.1%
China Resources Power Holdings Co. Ltd.	57,800	199,773
Huadian Power International Corp. Ltd.	338,891	172,110
Huaneng Power International, Inc.	135,800	142,986

		514,869

Entertainment & Leisure — 0.0%
The Hongkong & Shanghai Hotels Ltd.	124,800	219,273

Finance — 0.0%
Rexcapital Financial Holdings Ltd.(b)	1,623,400	310,214

Manufacturing — 0.0%
China Power International Development Ltd.	311,200	146,073

Metal & Mining — 0.1%
Yanzhou Coal Mining Co. Ltd.	168,400	333,889

Real Estate — 0.2%
New World Development Co. Ltd.	108,600	385,101
Shun Tak Holdings Ltd.	239,500	376,570
Wheelock & Co. Ltd.	157,700	485,393

		1,247,064

Retail Merchandising — 0.3%
Esprit Holdings Ltd.	154,500	2,298,459

Total Hong Kong		7,949,380

Indonesia — 0.2%
Banks — 0.0%
PT Bank Mandiri	871,200	324,642

Metal & Mining — 0.1%
PT Bumi Resources Tbk	742,500	474,314

Motor Vehicles — 0.1%
PT Astra International Tbk	198,000	575,502

Total Indonesia		1,374,458

Ireland — 0.4%
Computer Software & Services — 0.1%
SkillSoft Plc - ADR(b)	90,340	863,650

Pharmaceuticals — 0.3%
Elan Corp. Plc—ADR(b)	69,600	1,529,808
ICON Plc - ADR(b)	3,300	204,138

		1,733,946

Total Ireland		2,597,596

Italy — 0.1%
Construction — 0.0%
Astaldi SpA	20,500	155,705

Energy & Utilities — 0.1%
AEM SpA	124,000	568,812
Terna Rete Elettrica Nazionale SPA	73,400	295,920

		864,732

Total Italy		1,020,437

Japan — 3.4%
Banks — 0.3%
Bank of Kyoto Ltd.	46,300	549,557
The Chiba Bank Ltd.	56,700	461,863
The Iyo Bank Ltd.	26,600	260,250
Mizuho Financial Group, Inc.	223	1,065,944

		2,337,614

Chemicals — 0.1%
Dainippon Ink and Chemicals, Inc.	57,600	288,735
Nihon Nohyaku Co. Ltd.	55,500	304,538
Nippon Carbon Co. Ltd.	37,500	157,096
Tosoh Corp.	66,800	287,614

		1,037,983

Conglomerates — 0.2%
Mitsui & Co. Ltd.	64,000	1,354,876

Construction — 0.2%
Daito Trust Construction Co., Ltd.	7,600	421,107
Daiwa House Industry Co. Ltd.	70,000	904,176
Mitsui Home Co. Ltd.	5,500	23,090

		1,348,373

Durable Goods — 0.1%
ASICS Corp.	42,000	605,290

Electronics — 0.3%
Denso Corp.	38,500	1,578,391
Hosiden Corp.	23,600	370,325
Star Micronics Co. Ltd.	16,300	358,202

		2,306,918

Energy & Utilities — 0.2%
Air Water, Inc.	34,800	352,003
Kurita Water Industries Ltd.	21,900	664,557

		1,016,560

Finance — 0.0%
Shinko Securities Co. Ltd.	46,900	193,956

Machinery & Heavy Equipment — 0.3%
Komatsu Ltd.	43,000	1,170,121
Miura Co. Ltd.	8,200	200,752
Mori Seiki Co., Ltd.	11,200	216,551

ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2007	3

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks (Continued)
Japan (Continued)
Machinery & Heavy Equipment (Continued)
Nabtesco Corp.	31,700	$504,521

		2,091,945

Manufacturing — 0.3%
Daihatsu Motor Co., Ltd.	20,400	191,920
Makita Corp.	25,300	1,073,464
Mitsubishi Materials Corp.	69,200	296,089
Taiyo Nippon Sanso Corp.	37,300	350,246
Uni-Charm Corp.	4,900	310,102

		2,221,821

Medical Instruments & Supplies — 0.0%
Nihon Kohden Corp.	5,800	138,620

Metal & Mining — 0.2%
Marubeni Corp.	149,000	1,057,665
Yamato Kogyo Co. Ltd.	6,800	279,998

		1,337,663

Motor Vehicles — 0.4%
Futaba Industrial Co. Ltd.	12,500	350,222
Isuzu Motors Ltd.	59,000	268,290
Toyota Motor Corp.	42,000	2,270,778
Yamaha Motor Co. Ltd.	13,300	322,038

		3,211,328

Pharmaceuticals — 0.0%
Towa Pharmaceuticals Co., Ltd.	2,500	105,850

Photographic Equipment — 0.0%
Tamron Co. Ltd.	7,600	190,825

Real Estate — 0.2%
Japan General Estate Co. Ltd.	7,700	103,940
Urban Corp.	75,000	1,003,670

		1,107,610

Retail Merchandising — 0.1%
Shimachu Co. Ltd.	8,500	241,194
Tsuruha Holdings, Inc.	7,200	277,134

		518,328

Semiconductors & Related Devices — 0.0%
Daihen Corp.	34,557	189,311

Telecommunications — 0.2%
KDDI Corp.	201	1,496,952

Tires & Rubber — 0.0%
Yokohama Rubber Co. Ltd.	36,100	215,214

Transportation — 0.3%
Canon, Inc.	35,000	1,629,145
Hino Motors Ltd.	41,900	272,670
Kintetsu World Express, Inc.	8,400	293,246

		2,195,061

Total Japan		25,222,098

Kazakhstan — 0.0%
Oil & Gas — 0.0%
Kamunaigaz Exploration Production, Inc.	8,300	257,300

Luxembourg — 0.4%
Oil & Gas — 0.0%
Acergy SA - ADR	18,900	415,233

Telecommunications — 0.4%
Millicom International Cellular SA(b)	3,300	389,202
SES SA	89,278	2,349,524

		2,738,726

Total Luxembourg		3,153,959

Malaysia — 0.2%
Entertainment & Leisure — 0.1%
Genting Bhd	182,600	436,208
Tanjong Plc	72,100	403,341

		839,549

Food & Agriculture — 0.1%
IOI Corp. Bhd	131,575	308,348

Total Malaysia		1,147,897

Morocco — 0.1%
Construction — 0.1%
IJM Corp. Bhd	218,700	568,739

Food & Agriculture — 0.0%
Kuala Lumpur Kepong Bhd	73,100	384,621

Total Morocco		953,360

Netherlands — 0.6%
Construction — 0.1%
Koninklijke Boskalis Westminster NV	11,500	700,455

Food & Agriculture — 0.0%
Nutreco Holding NV	5,000	289,194

Medical & Medical Services — 0.0%
Qiagen NV	13,734	293,177

Telecommunications — 0.3%
Koninklijke KPN NV	119,991	2,182,388

Transportation — 0.2%
TNT NV	27,776	1,147,231

Total Netherlands		4,612,445

Norway — 0.8%
Banks — 0.0%
Sparebanken Nord-Norge	3,200	74,845
Sparebanken Rogaland	7,433	90,693

		165,538

Chemicals — 0.1%
Yara International ASA	19,000	880,043

Food & Agriculture — 0.1%
Orkla ASA	27,200	527,234

Oil & Gas — 0.5%
Fred Olsen Energy ASA	7,900	432,839
Petroleum Geo-Services	13,300	386,396
Prosafe ASA	29,700	516,893
Sevan Marine ASA	7,600	114,773
Statoil ASA	68,659	2,136,960
Subsea 7 Inc	9,900	221,525

		3,809,386

Transportation — 0.1%
Songa Offshore ASA	33,100	448,051

4	ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2007

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks (Continued)
Norway (Continued)
Transportation (Continued)
Stolt-Nielsen SA (acquired 01/31/05, cost $177,441)(b)(c)	13,000	$387,856

		835,907

Total Norway		6,218,108

Philippines — 0.0%
Telecommunications — 0.0%
Philippine Long Distance Telephone Co. - ADR	3,600	272,592

Singapore — 0.5%
Finance — 0.3%
DBS Group Holdings Ltd.	140,000	2,013,269

Real Estate — 0.2%
CapitaCommercial Trust Management Ltd.	179,500	304,269
Keppel Corp. Ltd.	160,000	1,444,996

		1,749,265

Retail Merchandising — 0.0%
Hongguo International Holdings Ltd.	340,475	219,974

Total Singapore		3,982,508

South Korea — 0.4%
Banks — 0.0%
Pusan Bank(b)	17,200	288,489

Computer Software & Services — 0.1%
NHN Corp.(b)	1,600	386,475

Construction — 0.0%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	5,000	275,626
Hanjin Heavy Industries Co. Ltd.(b)	856	38,317

		313,943

Electronics — 0.2%
Samsung Electronics Co. Ltd.	2,252	1,337,655

Finance — 0.0%
Daewoo Securities Co. Ltd.	9,000	294,215

Security Brokers & Dealers — 0.1%
Korea Investment Holdings Co. Ltd.	6,400	546,296

Total South Korea		3,167,073

Sweden — 0.4%
Banks — 0.2%
Nordea Bank AB	101,587	1,697,518

Construction — 0.1%
Skanska AB	16,100	303,905

Entertainment & Leisure — 0.0%
Rezidor Hotel Group AB	25,900	155,884

Soaps & Cosmetics — 0.1%
Oriflame Cosmetics SA	6,310	403,210

Total Sweden		2,560,517

Switzerland — 1.6%
Chemicals — 0.4%
Lonza Group AG	1,900	230,588
Syngenta AG	10,843	2,763,066

		2,993,654

Food & Agriculture — 0.5%
Barry Callebaut AG	378	287,135
Nestle SA	6,686	3,070,901

		3,358,036

Insurance — 0.0%
Swiss Life Holding	1,100	274,964

Machinery & Heavy Equipment — 0.0%
Meyer Burger Technology AG	900	332,288

Pharmaceuticals — 0.7%
Novartis AG	42,425	2,327,070
Roche Holding AG	15,965	2,758,251

		5,085,321

Total Switzerland		12,044,263

Taiwan — 0.2%
Chemicals — 0.1%
Polaris Securities Co., Ltd.(b)	348,300	162,689
Taiwan Fertilizer Co. Ltd.	252,500	619,680

		782,369

Computer Software & Services — 0.0%
Geovision, Inc.	19,500	179,762
MediaTek, Inc.	10,860	140,963

		320,725

Finance — 0.0%
Yuanta Financial Holding Co.(b)	328,200	214,014

Semiconductors & Related Devices — 0.0%
Av Tech Corp.	16,640	105,941
Vanguard International Semiconductor Corp.	149,465	111,980

		217,921

Transportation — 0.1%
U-Ming Marine Transport Corp.	117,630	321,325

Total Taiwan		1,856,354

Thailand — 0.1%
Banks — 0.1%
Siam Commercial Bank Public Co. Ltd.	190,800	489,957

Metal & Mining — 0.0%
Banpu Public Co. Ltd.	30,900	366,929

Total Thailand		856,886

United Kingdom — 3.6%
Aerospace — 0.4%
BAE Systems Plc	230,916	2,289,118
Cobham Plc	89,400	371,937
Meggitt Plc	71,500	473,597

		3,134,652

Banks — 0.2%
Lloyd TSB Group Plc	196,243	1,843,831

Business Services — 0.2%
Aegis Group Plc	180,300	419,920
De La Rue Plc	23,267	452,263
Informa Plc	37,400	343,766
Intertek Group Plc	20,300	400,052

		1,616,001

ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2007	5

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks (Continued)
United Kingdom (Continued)
Energy & Utilities — 0.1%
International Power Plc	56,300	$508,242
ITM Power Plc	12,000	27,829

		536,071

Entertainment & Leisure — 0.1%
IG Group Holdings Plc	36,400	293,455
InterContinental Hotels Group Plc	12,319	216,772

		510,227

Finance — 0.1%
ICAP Plc	43,200	624,747

Food & Agriculture — 0.1%
Britvic Plc	49,800	342,997
Dairy Crest Group Plc	11,900	138,102
Premier Foods Plc	76,700	312,611

		793,710

Insurance — 0.3%
Hiscox Ltd.	63,600	362,716
Prudential Plc	128,713	1,824,262

		2,186,978

Machinery & Heavy Equipment — 0.1%
VT Group Plc	16,400	225,093
The Weir Group Plc	17,000	273,937

		499,030

Manufacturing — 0.0%
Burberry Group Plc	19,900	225,596

Measuring & Controlling Devices — 0.0%
Rotork Plc	18,000	346,484

Miscellaneous Services — 0.5%
Anglo American Plc	44,657	2,737,939
Mondi Plc	107,192	906,849

		3,644,788

Oil & Gas — 0.5%
Archipelago Resources Plc (acquired 5/13/05, cost $51,017)(b)(c)	78,900	34,946
BG Group Plc	147,079	3,366,924
Gulfsands Petroleum Plc	9,000	29,202
Wellstream Holdings Plc	12,200	263,011

		3,694,083

Pharmaceuticals — 0.4%
GlaxoSmithKline Plc	85,506	2,176,968
Shire Plc—ADR	7,000	482,650

		2,659,618

Publishing & Printing — 0.0%
United Business Media Plc	20,800	268,923

Telecommunications — 0.5%
Vodafone Group Plc	912,673	3,411,895

Transportation — 0.1%
Arriva Plc	28,600	452,604
National Express Group Plc	16,400	405,462

		858,066

Waste Management — 0.0%
Northumbrian Water Group Plc	29,300	199,033

Total United Kingdom		27,053,733

United States — 39.2%
Aerospace — 0.8%
AAR Corp.(b)	4,800	182,544
Argon ST, Inc.(b)	7,700	142,912
BE Aerospace, Inc.(b)	17,500	925,750
The Boeing Co.	7,050	616,593
Curtiss-Wright Corp.	950	47,690
Goodrich Corp.	8,200	579,002
Lockheed Martin Corp.	7,050	742,083
Northrop Grumman Corp.	27,700	2,178,328
Orbital Sciences Corp.(b)	5,750	140,990
United Technologies Corp.	8,550	654,417

		6,210,309

Air Transportation — 0.0%
Continental Airlines, Inc. - Class B(b)	10,025	223,056

Banks — 1.6%
Bank of America Corp.	27,100	1,118,146
The Bank of New York Mellon Corp.	34,390	1,676,856
Citigroup, Inc.	31,700	933,248
CoBiz, Inc.	6,400	95,168
Colonial BancGroup, Inc.	2,800	37,912
Columbia Banking System, Inc.	3,694	109,823
Comerica, Inc.	3,800	165,414
Commerce Bancshares, Inc.	1,100	49,346
Cullen/Frost Bankers, Inc.	5,306	268,802
Fidelity National Information Services, Inc.	13,800	573,942
First Midwest Bancorp, Inc.	9,510	291,006
First State Bancorporation	2,400	33,360
Greenhill & Co., Inc.	2,300	152,904
JPMorgan Chase & Co.	75,950	3,315,218
KBW, Inc.(b)	5,500	140,745
People’s United Financial, Inc.	23,310	414,918
Signature Bank(b)	4,350	146,812
SVB Financial Group(b)	1,250	63,000
U.S. Bancorp	44,600	1,415,604
UMB Financial Corp.	3,150	120,834
Umpqua Holdings Corp.	6,350	97,409
Valley National Bancorp	3,100	59,086
Wells Fargo & Co.	7,650	230,954
Wintrust Financial Corp.	10,410	344,883
Zions Bancorporation	4,680	218,509

		12,073,899

Beverages & Bottling — 1.0%
The Coca-Cola Co.	77,100	4,731,627
Coca-Cola Enterprises, Inc.	20,950	545,329
Constellation Brands, Inc.(b)	12,260	289,826
Molson Coors Brewing Co.—Class B	11,800	609,116
Pepsi Bottling Group, Inc.	15,050	593,873
PepsiAmericas, Inc.	1,200	39,984
PepsiCo, Inc.	12,900	979,110

		7,788,865

6	ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2007

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks (Continued)
United States (Continued)
Broadcasting — 0.3%
Belo Corp.	22,852	$398,539
CBS Corp. - Class B	20,300	553,175
CKX, Inc.(b)	53,900	646,800
DIRECTV Group, Inc.(b)	32,800	758,336
Outdoor Channel Holdings, Inc.(b)	7,269	50,156

		2,407,006

Business Services — 0.7%
The Advisory Board Co.(b)	3,000	192,570
Alliance Data Systems Corp.(b)	525	39,370
American Public Education, Inc.(b)	400	16,712
The Brink’s Co.	6,400	382,336
CommVault Systems, Inc.(b)	3,650	77,307
DeVry, Inc.	13,792	716,632
Diamond Management & Technology Consultants, Inc.	20,094	146,083
ExlService Holdings, Inc.(b)	14,896	343,800
Expedia, Inc.(b)	16,575	524,102
Fluor Corp.	3,500	510,020
Forrester Research, Inc.(b)	17,750	497,355
Healthcare Services Group, Inc.	2,958	62,640
Hewitt Associates, Inc. - Class A(b)	1,250	47,862
Hiedrick & Struggles International, Inc.	1,700	63,087
HMS Holdings Corp.(b)	4,725	156,917
Iron Mountain, Inc.(b)	19,100	707,082
ITT Educational Services, Inc.(b)	625	53,294
Manpower, Inc.	1,175	66,857
Martha Stewart Living Omnimedia, Inc.(b)	5,800	53,766
Net1 UEPS Technologies, Inc.(b)	2,850	83,676
W.W. Grainger, Inc.	1,894	165,763

		4,907,231

Chemicals — 0.6%
Agrium, Inc.	13,050	942,340
Ashland, Inc.	5,780	274,145
Celanese Corp. - Series A	30,160	1,276,371
CF Industries Holdings, Inc.	400	44,024
The Dow Chemical Co.	15,625	615,938
Eastman Chemical Co.	8,600	525,374
Hercules, Inc.	9,550	184,793
The Lubrizol Corp.	10,075	545,662
Minerals Technologies, Inc.	1,000	66,950
Rockwood Holdings, Inc.(b)	1,800	59,796
Terra Industries, Inc.(b)	1,375	65,670

		4,601,063

Computer & Office Equipment — 1.7%
Apple Computer, Inc.(b)	25,358	5,022,913
Cisco Systems, Inc.(b)	122,298	3,310,607
Electronics for Imaging, Inc.(b)	21,750	488,940
Hewlett-Packard Co.	24,225	1,222,878
International Business Machines Corp.	16,000	1,729,600
Intuit, Inc.(b)	5,800	183,338
Phase Metrics, Inc.(b)(d)	50,574	1,011
Western Digital Corp.(b)	26,596	803,465

		12,762,752

Computer Software & Services — 3.7%
ACI Worldwide, Inc.(b)	18,650	355,096
Activision, Inc.(b)	2,775	82,418
Adobe Systems, Inc.(b)	91,256	3,899,369
Aladdin Knowledge Systems Ltd.(b)	13,050	340,996
Blackboard, Inc.(b)	7,989	321,557
CACI International, Inc.(b)	1,800	80,586
Cadence Design Systems, Inc.(b)	27,925	475,004
Computer Sciences Corp.(b)	8,400	415,548
DemandTec, Inc.(b)	3,000	57,870
DST Systems, Inc.(b)	1,125	92,869
eBay, Inc.(b)	7,100	235,649
Electronic Arts, Inc.(b)	17,400	1,016,334
Foundry Networks, Inc.(b)	30,900	541,368
Google, Inc. - Class A(b)	6,572	4,544,407
Greenfield Online, Inc.(b)	4,719	68,945
Guidance Software, Inc.(b)	10,969	152,908
i2 Technologies, Inc.(b)	12,250	154,350
IHS, Inc.(b)	15,450	935,652
Ingram Micro, Inc. - Class A(b)	2,275	41,041
International Game Technology	15,430	677,840
Jack Henry & Associates, Inc.	21,600	525,744
Juniper Networks, Inc.(b)	11,000	365,200
Lawson Software, Inc.(b)	12,200	124,928
McAfee, Inc.(b)	1,500	56,250
MICROS Systems, Inc.(b)	8,300	582,328
Microsoft Corp.	155,060	5,520,136
Move, Inc.(b)	27,250	66,762
Nuance Communications, Inc.(b)	22,400	418,432
Oracle Corp.(b)	31,350	707,883
Phase Forward, Inc.(b)	8,800	191,400
PROS Holdings, Inc.(b)	3,400	66,708
Quality Systems, Inc.	3,000	91,470
Salesforce.com, Inc.(b)	30,850	1,933,986
SonicWALL, Inc.(b)	29,350	314,632
Sun Microsystems, Inc.(b)	42,238	765,766
Sybase, Inc.(b)	2,150	56,093
Sykes Enterprises, Inc.(b)	17,550	315,900
Synaptics, Inc.(b)	1,375	56,595
Synopsys, Inc.(b)	1,700	44,081
Tech Data Corp.(b)	7,140	269,321
The TriZetto Group, Inc.(b)	10,033	174,273
VMware, Inc.(b)	6,510	553,285

		27,690,980

Construction — 0.0%
Dycom Industries, Inc.(b)	2,200	58,630

Containers — 0.1%
Owens-Illinois, Inc.(b)	2,940	145,530
Packaging Corp. of America	4,100	115,620
Pactiv Corp.(b)	13,150	350,184
Silgan Holdings, Inc.	3,450	179,193
Smurfit-Stone Container Corp.(b)	11,710	123,658
Tupperware Corp.	2,000	66,060

		980,245

Electronics — 0.6%
Agilent Technologies, Inc.(b)	8,980	329,925
Ametek, Inc.	16,050	751,782
Amphenol Corp.	16,400	760,468
Arrow Electronics, Inc.(b)	2,300	90,344
Benchmark Electronics, Inc.(b)	3,500	62,055
Brady Corp.	3,800	133,342
Intel Corp.	51,100	1,362,326

ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2007	7

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks (Continued)
United States (Continued)
Electronics (Continued)
Intersil Corp. - Class A	21,260	$520,445
RF Micro Devices, Inc.(b)	26,200	149,602
TTM Technologies, Inc.(b)	4,900	57,134

		4,217,423

Energy & Utilities — 1.3%
Airgas, Inc.	2,600	135,486
Alliant Energy Corp.	2,600	105,794
Black Hills Corp.	2,925	128,992
CenterPoint Energy, Inc.	56,550	968,702
Consolidated Edison, Inc.	4,625	225,931
Constellation Energy Group, Inc.	3,250	333,223
DPL, Inc.	3,250	96,362
Duke Energy Corp.	36,750	741,248
Edison International	17,690	944,115
El Paso Electric Co.(b)	4,600	117,622
Energy East Corp.	2,350	63,944
Entergy Corp.	2,580	308,362
Equitable Resources, Inc.	11,220	597,802
Evergreen Energy, Inc.(b)	11,500	25,645
Exelon Corp.	9,300	759,252
FirstEnergy Corp.	11,450	828,293
Houston Wire & Cable Co.	3,600	50,904
Hubbell, Inc.	900	46,440
KBR, Inc.(b)	1,500	58,200
Longview Energy Co. (acquired 01/31/05, cost $48,000)(b)(c)(d)(e)	3,200	64,000
NRG Energy, Inc.(b)	6,570	284,744
Ocean Power Technologies, Inc.(b)	1,000	16,230
PPL Corp.	8,370	435,993
Public Service Enterprise Group, Inc.	4,610	452,886
Quanta Services, Inc.(b)	7,200	188,928
Questar Corp.	6,910	373,831
Sierra Pacific Resources	8,225	139,660
Spectra Energy Corp.	24,300	627,426
UIL Holdings Corp.	5,600	206,920
Vectren Corp.	3,075	89,206
Wisconsin Energy Corp.	5,350	260,598
Xcel Energy, Inc.	9,200	207,644

		9,884,383

Entertainment & Leisure — 0.8%
Ameristar Casinos, Inc.	5,100	140,454
DreamWorks Animation SKG, Inc. - Class A(b)	19,700	503,138
Las Vegas Sands Corp.(b)	5,801	597,793
Morgans Hotel Group Co.(b)	7,265	140,069
Orient-Express Hotels Ltd. - Class A	15,437	887,936
Pinnacle Entertainment, Inc.(b)	28,360	668,162
Royal Caribbean Cruises Ltd.	12,600	534,744
Scientific Games Corp. - Class A(b)	26,650	886,112
Sotheby’s	2,150	81,915
Vail Resorts, Inc.(b)	2,050	110,311
The Walt Disney Co.	31,600	1,020,048
World Wrestling Entertainment, Inc.	6,000	88,560

		5,659,242

Finance — 1.6%
Affiliated Managers Group, Inc.(b)	5,400	634,284
AllianceBernstein Holding LP	4,700	353,675
Ambac Financial Group, Inc.	3,585	92,385
American Express Co.	13,250	689,265
Capital One Financial Corp.	3,135	148,160
CIT Group, Inc.	14,110	339,063
CME Group, Inc.	1,350	926,100
Deluxe Corp.	2,175	71,536
Evercore Partners, Inc.	6,200	133,610
Federated Investors, Inc. - Class B	9,625	396,165
The Goldman Sachs Group, Inc.	8,300	1,784,915
Invesco Ltd.	17,820	559,192
NGP Capital Resources Co.	2,700	42,201
NYSE Euronext, Inc.	9,200	807,484
Raymond James Financial, Inc.	1,650	53,889
State Street Corp.	15,050	1,222,060
Streettracks Gold Trust(b)	26,000	2,141,360
T. Rowe Price Group, Inc.	5,450	331,796
TD Ameritrade Holding Corp.(b)	45,480	912,329
Wright Express Corp.(b)	7,350	260,851

		11,900,320

Food & Agriculture — 0.7%
Bunge Ltd.	5,900	686,819
Dean Foods Co.	14,120	365,143
Del Monte Foods Co.	36,536	345,631
Diamond Foods, Inc.	4,300	92,149
Fresh Del Monte Produce, Inc.(b)	1,125	37,778
Monsanto Co.	24,586	2,746,010
NBTY, Inc.(b)	1,900	52,060
Panera Bread Co. - Class A(b)	7,100	254,322
Potash Corp. of Saskatchewan, Inc.	4,190	603,192

		5,183,104

Furniture — 0.0%
Herman Miller, Inc.	2,100	68,019

Insurance — 1.7%
ACE Ltd.	9,700	599,266
Aetna, Inc.	13,850	799,560
American Financial Group, Inc.	2,675	77,254
American International Group, Inc.	32,150	1,874,345
Amerigroup Corp.(b)	2,475	90,214
Arch Capital Group Ltd.(b)	1,900	133,665
Assurant, Inc.	4,840	323,796
AXIS Capital Holdings Ltd.	20,640	804,341
CHUBB Corp.	13,100	714,998
Endurance Specialty Holdings Ltd.	10,061	419,846
Everest Re Group Ltd.	900	90,360
First Mercury Financial Corp.(b)	10,700	261,080
HCC Insurance Holdings, Inc.	15,430	442,532
MetLife, Inc.	13,150	810,303
Nationwide Financial Services, Inc.	3,450	155,284
PartnerRe Ltd.	2,675	220,768
Platinum Underwriters Holdings Ltd.	1,741	61,910
RenaissanceRe Holdings Ltd.	2,350	141,564
Travelers Companies, Inc.	18,650	1,003,370
UnumProvident Corp.	23,850	567,391
W.R. Berkley Corp.	16,130	480,835
WellPoint, Inc.(b)	25,950	2,276,594
XL Capital Ltd.	8,850	445,244

		12,794,520

Leasing — 0.0%
GATX Corp.	1,400	51,352

Machinery & Heavy Equipment — 0.6%
AGCO Corp.(b)	10,950	744,381

8	ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2007

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks (Continued)
United States (Continued)
Machinery & Heavy Equipment (Continued)
Albany International Corp. - Class A	6,160	$228,536
Altra Holdings, Inc.(b)	5,700	94,791
Bucyrus International, Inc. - Class A	1,000	99,390
Deere & Co.	5,650	526,128
H&E Equipment Services, Inc.(b)	4,800	90,624
Joy Global, Inc.	35,650	2,346,483

		4,130,333

Manufacturing — 3.0%
Accuride Corp.(b)	9,900	77,814
Actuant Corp. - Class A	8,500	289,085
Acuity Brands, Inc.	1,350	60,750
AptarGroup, Inc.	2,100	85,911
Chart Industries, Inc.(b)	5,600	173,040
Chattem, Inc.(b)	1,600	120,864
Corning, Inc.	77,900	1,868,821
Crane Co.	1,300	55,770
Crocs, Inc.(b)	18,300	673,623
Cummins, Inc.	1,600	203,792
Danaher Corp.	25,500	2,237,370
Dover Corp.	8,160	376,094
Eaton Corp.	7,980	773,661
Elizabeth Arden, Inc.(b)	10,775	219,271
Energizer Holdings, Inc.(b)	5,400	605,502
Foster Wheeler Ltd.(b)	12,598	1,952,942
Fuller (H.B.) Co.	4,300	96,535
Gardner Denver, Inc.(b)	6,000	198,000
General Cable Corp.(b)	1,900	139,232
General Electric Co.	112,918	4,185,870
Guess?, Inc.	1,425	53,993
Hardinge, Inc.	8,000	134,240
Harsco Corp.	1,350	86,495
Hexel Corp.(b)	4,250	103,190
Honeywell International, Inc.	43,160	2,657,361
IDEX Corp.	15,225	550,079
Jones Apparel Group, Inc.	15,810	252,802
Kaydon Corp.	2,200	119,988
Ladish Co., Inc.(b)	2,150	92,859
Lear Corp.(b)	1,600	44,256
Mettler-Toledo International, Inc.(b)	525	59,745
Newell Rubbermaid, Inc.	22,750	588,770
Parker Hannifin Corp.	8,475	638,252
Phillips-Van Heusen Corp.	5,900	217,474
Precision Castparts Corp.	2,825	391,828
Quanex Corp.	15,800	820,020
RBC Bearings, Inc.(b)	2,550	110,823
Smith & Wesson Holding Corp.(b)	6,072	37,039
SPX Corp.	775	79,709
The Stanley Works	1,075	52,116
Textron, Inc.	2,890	206,057
VF Corp.	6,600	453,156
The Warnaco Group, Inc.(b)	5,759	200,413
Watson Wyatt Worldwide, Inc.	4,100	190,281

		22,534,893

Measuring & Controlling Devices — 0.4%
Thermo Electron Corp.(b)	52,100	3,005,128

Medical & Medical Services — 1.2%
Amedisys, Inc.(b)	4,500	218,340
Apria Healthcare Group, Inc.(b)	2,500	53,925
Baxter International, Inc.	12,150	705,308
Coventry Health Care, Inc.(b)	12,370	732,922
Cross Country Healthcare, Inc.(b)	4,500	64,080
Digene Corp.(b)	100	6,101
Health Net, Inc.(b)	1,075	51,922
Henry Schein, Inc.(b)	21,000	1,289,400
Invitrogen Corp.(b)	4,775	446,033
Kindred Healthcare, Inc.(b)	2,750	68,695
Laboratory Corp. of America Holdings(b)	3,630	274,174
Magellan Health Services, Inc.(b)	12,100	564,223
MedCath Corp.(b)	5,800	142,448
Medco Health Solutions, Inc.(b)	22,235	2,254,629
Pediatrix Medical Group, Inc.(b)	17,950	1,223,292
Quest Diagnostics, Inc.	6,110	323,219
Santarus, Inc.(b)	23,950	65,863
Sun Healthcare Group, Inc.(b)	2,900	49,793
UnitedHealth Group, Inc.	9,700	564,540
WellCare Health Plans, Inc.(b)	325	13,783

		9,112,690

Medical Instruments & Supplies — 1.6%
Align Technology, Inc.(b)	4,206	70,156
Allscripts Healthcare Solutions, Inc.(b)	6,200	120,404
Bruker BioSciences Corp.(b)	8,150	108,395
C.R. Bard, Inc.	8,950	848,460
Charles River Laboratories International, Inc.(b)	1,700	111,860
CONMED Corp.(b)	2,750	63,553
The Cooper Cos., Inc.,	8,990	341,620
Cutera, Inc.(b)	2,200	34,540
DENTSPLY International, Inc.	2,275	102,420
ev3, Inc.(b)	9,950	126,464
Hillenbrand Industries, Inc.	3,587	199,904
Hologic, Inc.(b)	50,125	3,440,580
Home Diagnostics, Inc.(b)	2,800	22,876
Immucor, Inc.(b)	1,900	64,581
Intuitive Surgical, Inc.(b)	310	100,595
Johnson & Johnson	55,700	3,715,190
Kinetic Concepts, Inc.(b)	10,550	565,058
Martek Biosciences Corp.(b)	12,900	381,582
MWI Veterinary Supply, Inc.(b)	2,747	109,880
Orthofix International NV(b)	4,200	243,474
SonoSite, Inc.(b)	6,100	205,387
Symmetry Medical, Inc.(b)	9,200	160,356
Wright Medical Group, Inc.(b)	10,405	303,514
Zoll Medical Corp.(b)	8,000	213,760

		11,654,609

Metal & Mining — 1.6%
Alcoa, Inc.	8,300	303,365
Century Aluminum Co.(b)	10,050	542,097
CONSOL Energy, Inc.	77,080	5,512,762
Foundation Coal Holdings, Inc.	900	47,250
Freeport-McMoRan Copper & Gold, Inc. - Class B	16,532	1,693,538
James River Coal Co.(b)	2,300	25,714
Kinross Gold Corp.(b)	22,235	409,124
Massey Energy Co.	55,467	1,982,945
Patriot Coal Corp.(b)	1,399	58,394
Peabody Energy Corp.	13,998	862,837
Reliance Steel & Aluminum Co.	5,615	304,333

ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2007	9

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks (Continued)
United States (Continued)
Metal & Mining (Continued)
Steel Dynamics, Inc.	2,050	$122,119
United States Steel Corp.	3,600	435,276

		12,299,754

Miscellaneous Services — 0.0%
TeleTech Holdings, Inc.(b)	25,500	542,385

Motor Vehicles — 0.3%
American Axle & Manufacturing Holdings, Inc.	2,475	46,084
Ford Motor Co.(b)	30,058	202,290
General Motors Corp.	5,320	132,415
Oshkosh Truck Corp.	17,050	805,783
PACCAR, Inc.	9,900	539,352
Polaris Industries, Inc.	875	41,799
TRW Automotive Holdings Corp.(b)	5,150	107,635

		1,875,358

Oil & Gas — 3.9%
Allis-Chalmers Energy, Inc.(b)	4,700	69,325
American Oil & Gas, Inc.(b)	5,947	34,493
Apache Corp.	8,300	892,582
Approach Resources, Inc.(b)	1,500	19,290
Atwood Oceanics, Inc.(b)	2,600	260,624
Aventine Renewable Energy Holdings, Inc.(b)	4,800	61,248
Baker Hughes, Inc.	4,500	364,950
BJ Services Co.	7,200	174,672
Bois d’Arc Energy, Inc.(b)	3,400	67,490
Cal Dive International, Inc.(b)	4,800	63,552
Callon Petroleum Co.(b)	2,500	41,125
Cameron International Corp.(b)	1,850	89,040
CanArgo Energy Corp.(b)	191,100	173,901
Chesapeake Energy Corp.	33,950	1,330,840
Chevron Corp.	20,100	1,875,933
Cimarex Energy Co.	2,975	126,527
Clayton Williams Energy, Inc.(b)	20,823	648,845
Complete Production Services, Inc.(b)	900	16,173
Comstock Resources, Inc.(b)	9,125	310,250
ConocoPhillips	20,300	1,792,490
Dawson Geophysical Co.(b)	1,500	107,190
Delta Petroleum Corp.(b)	23,055	434,587
Denbury Resources, Inc.(b)	2,700	80,325
Devon Energy Corp.	2	178
Diamond Offshore Drilling, Inc.	3,527	500,834
Energen Corp.	5,050	324,361
ENSCO International, Inc.	12,650	754,193
EOG Resources, Inc.	23,720	2,117,010
EXCO Resources, Inc.(b)	7,000	108,360
Exxon Mobil Corp.	36,450	3,415,000
FMC Technologies, Inc.(b)	1,475	83,632
Forest Oil Corp.(b)	6,250	317,750
Frontier Oil Corp.	13,675	554,932
Gasco Energy, Inc.(b)	19,600	38,808
Goodrich Petroleum Corp.(b)	4,950	111,969
Grant Prideco, Inc.(b)	10,380	576,194
Halliburton Co.	10,930	414,356
Helmerich & Payne, Inc.	2,600	104,182
Hercules Offshore, Inc.(b)	5,800	137,924
Ion Geophysical Corp.(b)	9,200	145,176
Marathon Oil Corp.	5,501	334,791
Mariner Energy, Inc.(b)	6,200	141,856
Matador Resources Co. (acquired 01/31/05 through 04/19/06, cost $62,950)(b)(c)(d)(e)	2,895	86,850
McMoRan Exploration Co.(b)	1,900	24,871
National-Oilwell, Inc.(b)	7,750	569,315
Newfield Exploration Co.(b)	18,404	969,891
Noble Corp.	9,900	559,449
Noble Energy, Inc.	6,250	497,000
Oceaneering International, Inc.(b)	1,500	101,025
Oil States International, Inc.(b)	4,500	153,540
Parallel Petroleum Corp.(b)	4,879	86,017
Particle Drilling Technologies, Inc.(b)	5,400	13,932
Plains Exploration & Production Co.(b)	13,900	750,600
Precision Drilling Trust	3,300	50,061
Schlumberger Ltd.	21,550	2,119,874
Smith International, Inc.	6,400	472,640
Southwestern Energy Co.(b)	5,990	333,763
St. Mary Land & Exploration Co.	2,575	99,421
Tidewater, Inc.	1,300	71,318
Transocean, Inc.(b)	13,882	1,987,183
Treasure Island Royalty Trust(b)	217,129	62,967
TXCO Resources, Inc.(b)	8,700	104,922
Verasun Energy Corp.(b)	6,900	105,432
Warren Resources, Inc.(b)	4,034	57,000
Weatherford International Ltd.(b)	7,300	500,780

		28,994,809

Personal Services — 0.1%
Life Time Fitness, Inc.(b)	8,600	427,248
MSCI, Inc.(b)	3,000	115,200
Och-Ziff Capital Management Group LLC(b)	2,300	60,444

		602,892

Pharmaceuticals — 1.7%
Abbott Laboratories	38,700	2,173,005
Axcan Pharma, Inc.(b)	6,700	154,100
Celgene Corp.(b)	10,100	466,721
Cephalon, Inc.(b)	1,225	87,906
Dyax Corp.(b)	30,702	112,369
Eli Lilly & Co.	15,550	830,214
Endo Pharmaceuticals Holdings, Inc.(b)	11,450	305,372
Forest Laboratories, Inc.(b)	4,700	171,315
Gilead Sciences, Inc.(b)	45,100	2,075,051
Kendle International, Inc.(b)	3,400	166,328
Medicis Pharmaceutical Corp.	22,050	572,638
Merck & Co., Inc.	61,070	3,548,778
Myriad Genetics, Inc.(b)	1,900	88,198
Pfizer, Inc.	76,150	1,730,890
Watson Pharmaceuticals, Inc.(b)	2,700	73,278

		12,556,163

Plastics — 0.0%
Sonoco Products Co.	5,550	181,374

Publishing & Printing — 0.1%
Dolan Media Co.(b)	4,912	143,283
The McGraw-Hill Cos., Inc.	3,650	159,907
R.R. Donnelley & Sons Co.	14,060	530,624
Valassis Communications, Inc.(b)	3,600	42,084

		875,898

Railroad & Shipping — 0.2%
Norfolk Southern Corp.	7,490	377,796

10	ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2007

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks (Continued)
United States (Continued)
Railroad & Shipping (Continued)
Union Pacific Corp.	7,500	$942,150
UTI Worldwide, Inc.	8,900	174,440

		1,494,386

Real Estate — 0.4%
AMB Property Corp. (REIT)	1,725	99,291
Apartment Investment & Management Co. (REIT)	5,150	178,860
Arbor Realty Trust, Inc. (REIT)	7,328	118,054
BioMed Realty Trust, Inc. (REIT)	2,700	62,559
Boston Properties, Inc. (REIT)	3,350	307,563
Brandywine Realty Trust (REIT)	2,750	49,308
California Coastal Communities, Inc.(b)	2,004	11,784
CB Richard Ellis Group, Inc. - Class A (REIT)(b)	11,600	249,980
Corporate Office Properties Trust (REIT)	1,600	50,400
Duke Realty Corp.	2,200	57,376
Education Realty Trust, Inc. (REIT)	7,750	87,110
Gramercy Capital Corp. (REIT)	8,100	196,911
Hospitality Properties Trust (REIT)	6,925	223,123
Jones Lang LaSalle, Inc. (REIT)	800	56,928
LaSalle Hotel Properties (REIT)	2,100	66,990
The Macerich Co. (REIT)	1,000	71,060
Nationwide Health Properties, Inc. (REIT)	1,800	56,520
ProLogis (REIT)	10,750	681,335
Simon Property Group, Inc. (REIT)	6,600	573,276

		3,198,428

Restaurants — 0.2%
Carrols Restaurant Group, Inc.(b)	6,434	61,637
Jack-in-the-Box, Inc.(b)	2,175	56,050
McDonald’s Corp.	20,900	1,231,219

		1,348,906

Retail Merchandising — 2.0%
Advance Auto Parts, Inc.	13,330	506,407
Aeropostale, Inc.(b)	2,000	53,000
Amazon.com, Inc.(b)	17,891	1,657,422
AutoZone, Inc.(b)	4,350	521,608
Barnes & Noble, Inc.	1,825	62,871
Best Buy Co., Inc.	5,300	279,045
Borders Group, Inc.	10,870	115,766
The Children’s Place Retail Stores, Inc.(b)	6,380	165,433
Copart, Inc.(b)	7,900	336,145
GameStop Corp.(b)	17,900	1,111,769
Golfsmith International Holdings, Inc.(b)	5,800	22,330
Hanesbrands, Inc.(b)	1,600	43,472
J. Crew Group, Inc.(b)	1,700	81,957
Jos. A. Bank Clothiers, Inc.(b)	2,000	56,900
Kohl’s Corp.(b)	32,900	1,506,820
The Kroger Co.	19,050	508,826
Limited Brands, Inc.	15,930	301,555
Longs Drug Stores Corp.	4,480	210,560
Macy’s, Inc.	23,115	597,985
Nordstrom, Inc.	14,400	528,912
RadioShack Corp.	27,875	469,972
Safeway, Inc.	12,220	418,046
Sally Beauty Holdings, Inc.(b)	15,635	141,497
SUPERVALU, Inc.	3,780	141,826
The Talbots, Inc.	21,506	254,201
TJX Cos., Inc.	35,200	1,011,296
Wal-Mart Stores, Inc.	75,186	3,573,591

		14,679,212

Security Brokers & Dealers — 0.4%
GFI Group, Inc.(b)	850	81,362
Janus Capital Group, Inc.	61,233	2,011,504
Lehman Brothers Holdings, Inc.	8,750	572,600
Piper Jaffray Cos., Inc.(b)	8,400	389,088
Waddell & Reed Financial, Inc.	6,500	234,585

		3,289,139

Semiconductors & Related Devices — 0.6%
Avnet, Inc.(b)	6,150	215,066
Broadcom Corp. - Class A(b)	42,200	1,103,108
Fairchild Semiconductor International, Inc.(b)	3,100	44,733
Lam Research Corp.(b)	14,520	627,700
Micron Technology, Inc.(b)	35,630	258,317
Microsemi Corp.(b)	9,200	203,688
NVIDIA Corp.(b)	9,450	321,489
PMC-Sierra, Inc.(b)	226,050	1,478,367
Semtech Corp.(b)	2,900	45,008
Standard Microsystems Corp.(b)	5,950	232,466
Ultra Clean Holdings, Inc.(b)	9,804	119,609

		4,649,551

Soaps & Cosmetics — 0.6%
Avon Products, Inc.	19,900	786,647
Bare Escentuals, Inc.(b)	23,900	579,575
Estee Lauder Cos., Inc.	4,400	191,884
The Procter & Gamble Co.	39,180	2,876,596
Ulta Salon Cosmetics & Fragrance, Inc.(b)	700	12,005

		4,446,707

Telecommunications — 1.9%
ADC Telecommunications, Inc.(b)	3,775	58,701
Amdocs Ltd.(b)	18,957	653,448
American Tower Corp. - Class A(b)	11,600	494,160
Anixter International, Inc.(b)	5,129	319,383
AT&T, Inc.	115,278	4,790,954
CenturyTel, Inc.	1,400	58,044
EMS Technologies, Inc.(b)	11,800	356,832
Harris Corp.	15,750	987,210
Iowa Telecommunications Services, Inc.	7,000	113,820
iPCS, Inc.	3,670	132,083
NII Holdings, Inc.(b)	17,627	851,737
Occam Networks, Inc.(b)	6,400	22,784
Plantronics, Inc.	1,800	46,800
QUALCOMM, Inc.	47,240	1,858,894
Research In Motion Ltd.(b)	4,570	518,238
Tessera Technologies, Inc.(b)	4,000	166,400
Verizon Communications, Inc.	58,644	2,562,156

		13,991,644

Textiles — 0.0%
Carter’s, Inc.(b)	13,700	265,095
Kenneth Cole Productions, Inc.	2,300	40,227

		305,322

Tobacco — 0.7%
Altria Group, Inc.	60,477	4,570,852
Loews Corp.-Carolina Group	3,470	295,991
UST, Inc.	5,180	283,864

		5,150,707

ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2007	11

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks (Continued)
United States (Continued)
Transportation — 0.3%
Expeditors International of Washington, Inc.	24,265	$1,084,160
Kirby Corp.(b)	1,125	52,290
Knight Transportation, Inc.	6,700	99,227
Overseas Shipholding Group, Inc.	4,025	299,581
Ryder Systems, Inc.	7,100	333,771
Vitran Corp., Inc.(b)	2,107	29,983

		1,899,012

Waste Management — 0.2%
Allied Waste Industries, Inc.(b)	54,300	598,386
Clean Harbors, Inc.(b)	5,300	274,010
Republic Services, Inc.	2,350	73,672
URS Corp.(b)	3,830	208,084

		1,154,152

Total United States		293,435,851

TOTAL COMMON STOCKS
(Cost $353,781,123)		453,061,099

Preferred Stocks — 0.8%
Netherlands — 0.0%
Retail Merchandising — 0.0%
Koninklijke Ahold NV	0	3

United Kingdom — 0.3%
Food & Agriculture — 0.3%
Tesco Plc	261,468	2,483,987

United States — 0.5%
Banks — 0.2%
Wachovia Corp.	50,000	1,265,000

Government — 0.3%
Federal Home Loan Mortgage Corp.	41,500	1,085,225
Federal National Mortgage Assoc.	58,325	1,501,869

		2,587,094

Total United States		3,852,094

TOTAL PREFERRED STOCKS
(Cost $6,114,650)		6,336,084

	Par (000)
Trust Preferred Stocks — 0.7%
Banks — 0.3%
Bank of America Corp., Capital Securities,
8.07%, 12/31/26(f)	$225	235,814
Citigroup Capital XXI, Trust Preferred Securities,
8.30%, 12/21/77(g)	615	642,177
First Union Capital l, Capital Securities,
7.94%, 1/15/27	325	337,879
JPMorgan Chase Capital XXV, Captial Securities,
6.80%, 10/01/37	1,150	1,105,692
Mellon Captial IV, Capital Securities,
6.24%(g)(h)	250	232,031
UBS Preferred Funding Trust, Inc., Capital Securities,
8.62%(g)(h)	35	37,715

		2,591,308

Finance — 0.1%
Goldman Sachs Capital Trust II, Unsecured Notes,
5.79%(g)(h)	300	267,098
Lehman Brothers Holdings Capital Trust VII, Trust Preferred Securities,
5.86%(g)(h)	110	98,037

		365,135

Insurance — 0.1%
CHUBB Corp., Capital Securities,
6.38%, 3/29/67(g)	175	170,697
MetLife, Inc., Junior Subordinated Debentures,
6.40%, 12/15/36(g)	390	357,432
Progressive Corp., Junior Subordinated Notes,
6.70%, 6/15/37(g)	310	287,794

		815,923

Yankee — 0.2%
Banks — 0.1%
Barclays Bank Plc (United Kingdom), Unsecured Notes,
7.43%(f)(g)(h)(i)	350	363,703
Royal Bank of Scotland Group Plc (United Kingdom), Subordinated Notes,
7.64%(g)(h)(i)	500	514,046

		877,749

Finance — 0.1%
Credit Suisse (Guernsey), Unsecured Notes,
5.86%(g)(h)(i)	530	474,455

TOTAL TRUST PREFERRED STOCKS
(Cost $5,279,840)		5,124,570

	Number of Shares
Warrants — 0.0%
Point North Energy Ltd. (issued 07/24/03, expiring 07/23/08, strike price 5.00 CAD) (acquired 07/24/03, cost $0)(b)(d)(e)(j)	13,755	10
WesternZagros Resources Ltd. (issued 10/22/07,expiring 1/18/08, strike price 2.50 CAD) (acquired 10/26/07, cost $283)(b)(k)	180	27

TOTAL WARRANTS
(Cost $283)		37

	Par (000)
U.S. Government & Agency Obligations — 1.9%
Federal Home Loan Mortgage Corp., Unsecured Notes,
4.62%, 5/28/13	$150	150,088
Resolution Funding Corp., Strip Bonds,
6.29%, 7/15/18(l)	150	93,439
6.30%, 10/15/18(l)	150	92,274
U.S. Treasury Bonds,
5.00%, 5/15/37	1,075	1,171,666
U.S. Treasury Inflation Protected Notes,
2.38%, 1/15/25(m)	325	378,196
U.S. Treasury Notes,
3.88%, 10/31/12(n)	1,900	1,937,257

12	ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2007

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)		Value
U.S. Government & Agency Obligations (Continued)
3.38%, 11/30/12(n)	$9,650		$9,617,586
4.25%, 11/15/17(n)	890		905,506

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $14,260,979)			14,346,012

Mortgage Pass-Throughs — 18.2%
Federal Home Loan Mortgage Corp. ARM,
5.03%, 12/01/35(g)	652		654,952
Federal Home Loan Mortgage Corp. Gold,
8.50%, 7/01/09	—	(o)	2
4.00%, 5/01/10-5/01/19	164		159,905
6.00%, 4/01/13-1/01/38	7,907		8,031,968
4.50%, 5/01/18-8/01/20	1,347		1,324,015
5.50%, 9/01/21-8/01/33(p)	3,285		3,316,398
9.50%, 12/01/22	207		231,923
8.00%, 2/01/23-8/01/27	21		22,892
7.50%, 9/01/27	—	(o)	304
6.50%, 1/01/29-8/01/32	64		66,311
5.00%, 5/01/34	205		200,655
Federal Home Loan Mortgage Corp. Gold 15 Year TBA,
5.50%, 1/01/23	2,300		2,328,750
Federal Home Loan Mortgage Corp. Gold 30 Year TBA,
5.00%, 1/01/38	2,000		1,950,620
5.50%, 1/01/38	6,700		6,685,327
6.00%, 2/01/38	6,200		6,285,250
Federal National Mortgage Assoc.,
8.00%, 4/01/08-2/01/33	139		149,463
7.00%, 8/01/08-10/01/32	263		274,419
8.50%, 2/01/09	2		1,763
6.50%, 1/01/11-9/01/36	3,629		3,740,822
6.00%, 9/01/11-8/01/36	2,833		2,885,077
5.50%, 4/01/17-6/01/36	7,675		7,732,595
5.00%, 1/01/18-12/01/35(m)	16,258		16,097,654
4.50%, 10/01/18	382		375,782
4.00%, 6/01/19	825		791,618
7.50%, 10/01/25-1/01/31	369		394,941
Federal National Mortgage Assoc. 15 Year TBA,
4.50%, 1/01/23	1,500		1,475,625
5.50%, 1/01/23	100		101,281
6.00%, 1/01/23	4,300		4,399,416
Federal National Mortgage Assoc. 30 Year TBA,
6.00%, 1/01/38	21,850		22,191,297
6.50%, 1/01/38	10,700		10,997,567
Federal National Mortgage Assoc. ARM,
4.18%, 12/01/34(g)	983		987,394
4.78%, 1/01/35(g)	690		691,683
Government National Mortgage Assoc. I,
6.50%, 2/15/09-11/15/28	295		305,067
7.50%, 11/15/10-12/15/10	25		26,065
6.00%, 10/15/23-2/15/24	229		235,282
7.00%, 9/15/31-5/15/32	39		41,173
5.50%, 4/15/33-12/15/34	618		622,528
Government National Mortgage Assoc. I 30 Year TBA,
6.50%, 1/01/38	2,000		2,065,000
Government National Mortgage Assoc. II,
5.00%, 10/20/33(q)	1,103		1,077,477
5.50%, 3/20/36(m)	6,000		6,012,532
Government National Mortgage Assoc. II 30 Year TBA,
6.00%, 1/01/38	7,800		7,968,168
6.50%, 1/01/38	12,700		13,088,874
Government National Mortgage Assoc. II ARM,
4.75%, 5/20/34(g)	150		150,371

TOTAL MORTGAGE PASS-THROUGHS
(Cost $135,280,380)			136,140,206

Collateralized Mortgage Obligations — 2.9%
Banc of America Alternative Loan Trust, Series 04-6, Class 4A1,
5.00%, 7/25/19	175		169,798
Bear Stearns Mortgage Trust, Series 06-2, Class2A1,
5.65%, 7/25/36(g)	1,937		1,936,702
CitiMortgage Alternative Loan Trust, Series 07-A8, Class A1,
6.00%, 10/25/37	1,276		1,270,287
Countrywide Home Loans, Series 03-27, Class M,
3.89%, 6/25/33(g)	505		510,516
Countrywide Home Loans, Series 03-58, Class B1,
4.58%, 2/19/34(g)	177		177,845
Countrywide Home Loans, Series 07-J3, Class A10,
6.00%, 7/25/37(g)	978		943,553
Fannie Mae Grantor Trust, Series 03-T1, Class R (IO),
0.67%, 11/25/12(r)	6,495		147,972
Federal Home Loan Mortgage Corp., Series 235 (IO),
5.50%, 2/01/36(r)	1,265		308,145
Federal Home Loan Mortgage Corp., Series 2529, Class MB,
5.00%, 11/15/17	100		100,224
Federal Home Loan Mortgage Corp., Series 2574, Class HP,
5.00%, 2/15/18	1,420		1,398,261
Federal Home Loan Mortgage Corp., Series 2707, Class PW,
4.00%, 7/15/14	130		129,360
Federal Home Loan Mortgage Corp., Series 2864, Class NA,
5.50%, 1/15/31	130		131,847
Federal National Mortgage Assoc., Series 03-16, Class BC,
5.00%, 3/25/18	440		439,748
Federal National Mortgage Assoc., Series 04-88, Class HA,
6.50%, 7/25/34	53		55,122
Federal National Mortgage Assoc., Series 379, Class 5 (IO),
5.00%, 7/01/36(r)	2,066		441,638
Master Alternative Loans Trust, Series 04-4, Class 1A1,
5.50%, 5/25/34	119		111,619
Salomon Brothers Mortgage Securities VI, Series 87-1 (IO),
11.00%, 2/17/17(r)	33		6,103
Salomon Brothers Mortgage Securities VI, Series 87-1 (PO),
11.50%, 2/17/17(r)	37		32,961
Salomon Brothers Mortgage Securities VI, Series 87-2 (IO),
11.00%, 3/06/17(r)	23		4,869
Salomon Brothers Mortgage Securities VI, Series 87-2 (PO),
11.50%, 3/06/17(r)	23		20,276

ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2007	13

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Collateralized Mortgage Obligations (Continued)
Structured Asset Securities Corp., Series 01-21A, Class B2,
7.14%, 1/25/32(g)	$6	$5,903
Structured Asset Securities Corp., Series 03-2A, Class B2II,
5.58%, 2/25/33(g)	99	98,292
Washington Mutual Mortgage Loan Trust, Series 03-AR3, Class A5,
3.93%, 4/25/33(g)	156	155,677
Washington Mutual Mortgage Loan Trust, Series 03-AR3, Class B2,
4.75%, 4/25/33(g)	117	116,661
Washington Mutual Mortgage Loan Trust, Series 03-AR4, Class A6,
3.42%, 5/25/33(g)	534	533,577
Washington Mutual Mortgage Loan Trust, Series 03-AR5, Class A6,
3.70%, 6/25/33(g)	777	774,872
Washington Mutual Mortgage Loan Trust, Series 03-AR5, Class B2,
4.49%, 6/25/33(g)	301	280,860
Washington Mutual Mortgage Loan Trust, Series 03-AR8, Class B1,
4.18%, 8/25/33(g)	308	289,808
Washington Mutual Mortgage Loan Trust, Series 04-AR1, Class B1,
4.49%, 3/25/34(g)	1,058	1,068,868
Washington Mutual Mortgage Loan Trust, Series 04-AR3, Class B1,
4.17%, 6/25/34(g)	223	225,182
Washington Mutual Mortgage Pass-Through Certificates, Series 07-HY3, Class 1A1,
5.67%, 3/25/37(g)	3,838	3,854,775
Washington Mutual Mortgage Pass-Through Certificates, Series 07-HY3, Class 4A1,
5.35%, 3/25/37(g)	1,762	1,754,359
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OC1, Class A1,
5.10%, 5/25/37(g)	1,614	1,520,918
Wells Fargo Mortgage Backed Securities Trust, Series 04-K, Class 1A2,
4.48%, 7/25/34(g)	389	383,549
Wells Fargo Mortgage Backed Securities Trust, Series 05-AR15, Class 2A1,
5.11%, 9/25/35(g)	2,101	2,061,655
Wells Fargo Mortgage Backed Securities Trust, Series 06-AR12, Class 2A1,
6.10%, 9/25/36(g)	435	435,925

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $21,886,819)		21,897,727

Commercial Mortgage Backed Securities — 5.6%
Banc of America Commercial Mortgage, Inc., Series 07-2, Class A4,
5.87%, 4/10/49(g)	1,000	1,026,183
Bank of America-First Union Commercial Mortgage, Series 01-3, Class A2,
5.46%, 4/11/37	1,375	1,405,728
Bear Stearns Commercial Mortgage Securities, Inc., Series 99-WF2, Class A2,
7.08%, 7/15/31	239	243,960
Bear Stearns Commercial Mortgage Securities, Inc., Series 00-WF2, Class A2,
7.32%, 10/15/32	475	501,760
Bear Stearns Commercial Mortgage Securities, Inc., Series 02-TOP6, Class A1,
5.92%, 10/15/36	510	518,798
Bear Stearns Commercial Mortgage Securities, Inc., Series 03-T12, Class A4,
4.68%, 9/13/13	1,025	1,011,976
Bear Stearns Mortgage Trust, Series 05-4, Class 3A1,
5.37%, 8/25/35(g)	4,410	4,414,079
CDC Commercial Mortgage Trust, Series 02-FX1, Class A1,
5.25%, 5/15/19	1,236	1,244,171
Citigroup Commercial Mortgage Securities, Series 07-CD5, Class A4,
5.89%, 11/15/44	475	492,309
Citigroup Commercial Mortgage Trust, Series 07-C6, Class AM,
5.70%, 6/10/17(g)	475	476,259
Commercial Mortgage Acceptance Corp., Series 98-C2, Class C,
6.26%, 9/15/30(g)	275	276,528
Commercial Mortgage Acceptance Corp., Series 98-C2, Class E,
7.04%, 6/15/10(g)	930	973,183
Credit Suisse First Boston Mortgage Securities Corp., Series 01-CP4, Class D,
6.61%, 12/15/35	1,450	1,534,997
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKN2, Class A3,
6.13%, 3/15/12	1,000	1,047,738
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CKS4, Class A2,
5.18%, 11/15/36	1,090	1,103,350
Credit Suisse First Boston Mortgage Securities Corp., Series 02-CP5, Class A2,
4.94%, 12/15/35	1,010	1,011,076
Credit Suisse First Boston Mortgage Securities Corp., Series 03-C3, Class A5,
3.94%, 5/15/38	1,020	973,485
Donaldson, Lufkin & Jenrette, Inc., Commercial Mortgage Corp., Series 99-CG1, Class A1B,
6.46%, 3/10/32	140	141,561
First Horizon Mortgage Pass-Through Trust, Series 05-AR3, Class 3A1,
5.50%, 8/25/35(g)	581	580,987
First Union National Bank Commercial Mortgage Trust, Series 01-C2, Class A2,
6.66%, 1/12/43	970	1,020,718
First Union National Bank Commercial Mortgage Trust, Series 01-C4, Class A2,
6.22%, 12/12/33	1,140	1,193,997
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust, Series 98-C2, Class A2,
6.56%, 11/18/08	101	101,029
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 99-C3, Class A2,
7.18%, 8/15/36	132	135,645
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C3, Class A2,
6.96%, 9/15/35	1,295	1,367,170
Goldman Sachs Mortgage Securities Corp. II, Series 07-GG10, Class A4,
5.99%, 8/10/45(g)	800	827,417
Impac Commercial Mortgage Backed Trust, Series 04-5, Class 1A1,
5.22%, 10/25/34(g)	100	100,305

14	ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2007

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Mortgage Backed Securities (Continued)
Impac Commercial Mortgage Backed Trust, Series 04-7, Class 1A1,
5.24%, 11/25/34(g)	$254	$241,853
Impac Commercial Mortgage Backed Trust, Series 04-7, Class M4,
6.06%, 11/25/34(g)	85	65,150
JPMorgan Chase Commercial Mortgage Securities Corp., Series 06-CB17, Class A4,
5.43%, 12/12/43(g)	150	150,833
JPMorgan Commercial Mortgage Finance Corp., Series 99-C7, Class A2,
6.51%, 10/15/35	242	243,389
JPMorgan Commercial Mortgage Finance Corp., Series 99-PLSI, Class D,
7.10%, 2/15/32(g)	650	663,632
Lehman Brothers Commercial Conduit Mortgage Trust, Series 98-C4, Class A1B,
6.21%, 10/15/35	412	413,768
Lehman Brothers Commercial Conduit Mortgage Trust, Series 99-C2, Class A2,
7.32%, 10/15/32	244	251,387
Lehman Brothers Commercial Conduit Mortgage Trust, Series 99-C2, Class E,
7.47%, 10/15/32	125	130,848
Lehman Brothers-UBS Commercial Mortgage Trust, Series 01-C7, Class A4,
5.93%, 12/15/25	825	841,293
Lehman Brothers-UBS Commercial Mortgage Trust, Series 01-WM, Class A1,
6.16%, 7/14/11(f)	527	542,046
Lehman Brothers-UBS Commercial Mortgage Trust, Series 03-C8, Class A1,
3.64%, 11/15/27	304	301,495
Lehman Brothers-UBS Commercial Mortgage Trust, Series 04-C2, Class A1,
2.95%, 3/15/29	228	224,405
Lehman Brothers-UBS Commercial Mortgage Trust, Series 04-C6, Class A1,
3.88%, 8/15/29	161	159,850
Lehman Brothers-UBS Commercial Mortgage Trust, Series 06-C6, Class A4,
5.37%, 9/15/39	470	471,619
Lehman Brothers-UBS Commercial Mortgage Trust, Series 07-C7, Class A3,
5.87%, 9/15/45	1,050	1,077,046
Morgan Stanley Capital I, Inc., Series 99-WF1, Class A2,
6.21%, 11/15/31	351	352,295
Morgan Stanley Capital I, Inc., Series 02-TOP7, Class A1,
5.38%, 1/15/39	227	228,686
Morgan Stanley Capital I, Inc., Series 03-IQ4, Class A2,
4.07%, 5/15/40	1,025	985,744
Morgan Stanley Capital I, Inc., Series 06-HE2, Class A2A,
4.94%, 3/25/36(g)	269	264,639
Morgan Stanley Capital I, Inc., Series 07-IQ16, Class A4,
5.70%, 12/12/49	640	654,496
Morgan Stanley Dean Witter Capital I, Inc., Series 01-TOP1, Class A4,
6.66%, 2/15/33	910	952,284
Mortgage Capital Funding, Inc., Series 98-MC2, Class B,
6.55%, 6/18/30	295	294,697
Nationslink Funding Corp., Series 98-2, Class A2,
6.48%, 8/20/30	128	128,320
Nationslink Funding Corp., Series 98-2, Class B,
6.80%, 8/20/30	525	527,743
Nationslink Funding Corp., Series 99-2, Class D,
7.15%, 6/20/31(g)	175	178,817
Salomon Brothers Mortgage Securities VII, Series 00-C3, Class A2,
6.59%, 10/18/10	1,325	1,377,690
Structured Asset Receivables Trust, Series 03-2,
5.72%, 1/21/09(f)(g)	369	365,285
Structured Asset Securities Corp., Series 96-CFL, Class X1 (IO),
2.17%, 2/25/28(r)	599	6,008
Structured Mortgage Loan, Series 07-3, Class 2A1,
5.74%, 4/25/37(g)	1,435	1,433,785
TIAA Retail Commercial LLC, Series 01-C1A, Class A4,
6.68%, 6/19/31(f)	1,305	1,336,801
Wachovia Bank Commercial Mortgage Trust, Series 06-C25, Class A5,
5.74%, 5/15/43(g)	1,050	1,084,849
Wachovia Bank Commerical Mortgage Trust, Series 07-C33, Class A4,
6.10%, 2/15/51	1,405	1,466,997
Washington Mutual Asset Securities Corp., Series 05-C1A, Class A1,
4.24%, 5/25/36(f)	109	107,880
Washington Mutual Asset Securities Corp., Series 05-C1A, Class X (IO),
2.09%, 5/25/36(f)(r)	8,292	332,868

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost $41,675,237)		41,582,907

Asset Backed Securities — 2.5%
Ace Securities Corp., Series 06-HE2, Class A2A,
4.92%, 5/25/36(g)	226	223,016
Ameriquest Mortgage Securities, Inc., Series 02-3, Class M2,
6.74%, 8/25/32(g)	45	41,171
Amortizing Residential Collateral Trust, Series 02-BC3, Class M2,
5.96%, 6/25/32(g)	87	36,264
Amortizing Residential Collateral Trust, Series 02-BC5, Class M2,
6.06%, 7/25/32(g)	32	18,251
Capital Auto Receivables Asset Trust, Series 05-1, Class A4,
4.05%, 7/15/09	410	410,040
Capital Auto Receivables Asset Trust, Series 06-SN1A, Class A2A,
5.40%, 1/20/09(f)	759	759,336
Carrington Mortgage Loan Trust, Series 06-NC4, Class A1,
4.92%, 10/25/36(g)	622	618,474
Centex Home Equity Loan Trust, Series 02-A, Class MF2,
6.54%, 1/25/32	206	157,699
Centex Home Equity Loan Trust, Series 03-B, Class M3,
7.96%, 6/25/33(g)	155	83,476

ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2007	15

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset Backed Securities (Continued)
Chase Funding Mortgage Loan Certificates, Series 03-2, Class 1A4,
3.99%, 8/25/29	$8	$8,287
Chase Issuance Trust, Series 06, Class A3,
5.02%, 7/15/11(g)	1,075	1,072,016
Chase Issuance Trust, Series 07-A17, Class A,
5.12%, 10/15/12	1,200	1,229,023
Citibank Credit Card Issuance Trust, Series 03, Class A6,
2.90%, 5/17/10	250	248,305
Citibank OMNI Master Trust, Series 07, Class A9,
5.65%, 12/23/13(f)(g)	1,435	1,435,000
Countrywide Alternative Loan Trust, Series 06-18, Class 2A1,
4.92%, 7/25/36(g)	1,039	1,024,288
Countrywide Certificates, Series 02-2, Class M2,
6.59%, 12/25/31(g)	5	3,701
Countrywide Certificates, Series 03-2, Class M2,
6.44%, 3/26/33(g)	166	124,851
Countrywide Certificates, Series 03-3, Class M6,
7.83%, 7/25/32(g)	163	81,351
Countrywide Certificates, Series 03-BCI, Class M2,
6.87%, 9/25/32(g)	55	41,003
Countrywide Certificates, Series 04-13, Class AV4,
5.16%, 6/25/35(g)	7	5,686
Credit-Based Asset Servicing and Securitization, Series 04-CB4, Class M1,
5.77%, 5/25/35(g)	275	255,477
Discover Card Master Trust I, Series 03-2, Class A,
5.16%, 8/15/10(g)	1,180	1,180,327
General Electric Business Loan Trust, Series 03-1, Class A,
5.46%, 4/15/31(f)(g)	161	159,736
General Electric Business Loan Trust, Series 03-1, Class B,
6.33%, 4/15/31(f)(g)	107	103,952
General Electric Business Loan Trust, Series 03-2A, Class B,
6.03%, 11/15/31(f)(g)	723	718,229
General Electric Business Loan Trust, Series 04-1, Class B,
5.73%, 5/15/32(f)(g)	183	182,580
Green Tree Financial Corp., Series 96-6, Class A6,
7.95%, 9/15/27	441	464,152
Green Tree Financial Corp., Series 96-7, Class A6,
7.65%, 10/15/27	218	226,289
Harborview Mortgage Loan Trust, Series 05-10, Class 2A1A,
5.33%, 11/19/35(g)	747	698,976
Harley-Davidson Motorcycle Trust, Series 05-2, Class A2,
4.07%, 2/15/12	1,097	1,092,114
Hedged Mutual Fund Fee Trust, Series 03-1A, Class 2,
5.22%, 11/30/10(f)	148	147,008
Home Equity Asset Trust, Series 07-2, Class 2A1,
4.98%, 7/25/37(g)	603	582,526
Long Beach Mortgage Loan Trust, Series 03-4, Class M5A,
8.86%, 8/25/33(g)	56	11,142
Long Beach Mortgage Loan Trust, Series 04-1, Class M5,
5.96%, 2/25/34(g)	475	299,250
Lothian Mortgages Plc, Series 3A, Class A1,
5.23%, 7/24/19(f)(g)	42	41,880
Massachusetts RRB Special Purpose Trust, Series 01-1, Class A,
6.53%, 6/01/15	839	882,548
MBNA Credit Card Master Notes Trust, Series 06-A4, Class A4,
5.02%, 9/15/11(g)	1,650	1,645,902
Nationstar Home Equity Loan Trust, Series 06-B, Class AV1,
4.94%, 9/25/36(g)	358	354,791
Option One Mortgage Loan Trust, Series 02-6, Class M1,
5.99%, 11/25/32(g)	28	26,946
Option One Mortgage Loan Trust, Series 02-6, Class M2,
7.42%, 11/25/32(g)	88	47,475
Option One Mortgage Loan Trust, Series 03-4, Class A4,
5.18%, 7/25/33(g)	87	76,309
Option One Mortgage Loan Trust, Series 03-4, Class M5A,
8.62%, 7/25/33(g)	66	23,271
Option One Mortgage Loan Trust, Series 03-5, Class M4,
7.76%, 8/25/33(g)	37	4,744
Residential Asset Mortgage Products, Inc., Series 03-RZ2, Class B,
5.50%, 4/25/33(g)	170	68,122
Residential Asset Securities Corp., Series 02-KS4, Class AIIB,
5.36%, 7/25/32(g)	55	22,006
Residential Asset Securities Corp., Series 04-KS3, Class MII3,
6.66%, 4/25/34(g)	82	43,811
Structured Asset Investment Loan Trust, Series 03-BC2, Class M2,
6.82%, 4/25/33(d)(g)	47	16,505
Structured Asset Investment Loan Trust, Series 03-BC3, Class M2,
7.79%, 4/25/33(g)	11	6,433
USAA Auto Owner Trust, Series 06-2, Class A3,
5.32%, 9/15/10	1,374	1,377,803

TOTAL ASSET BACKED SECURITIES
(Cost $19,305,994)		18,381,542

Collateralized Debt Obligations — 0.0%
Knollwood Ltd., Series 04-1A, Class C,
8.44%, 1/10/39(d)(f)(g)	101	1,014
Small Business Administration Participation Certificates, Series 97-20F, Class 1,
7.20%, 6/01/17	411	428,274

TOTAL COLLATERALIZED DEBT OBLIGATIONS
(Cost $512,386)		429,288

Corporate Bonds — 7.3%
Banks — 1.1%
Bank of America Corp., Senior Unsecured Notes,
6.00%, 9/01/17	550	561,920
5.75%, 12/04/17	1,090	1,099,232
Bank of America Corp., Subordinated Bank Notes,
6.10%, 6/15/17	450	459,895

16	ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2007

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Banks (Continued)
Bank of America Corp., Subordinated Notes,
7.40%, 1/15/11	$325	$349,313
Citigroup, Inc., Senior Unsecured Notes,
5.30%, 10/17/12	725	734,476
5.88%, 5/29/37	280	261,314
Citigroup, Inc., Subordinated Notes,
5.00%, 9/15/14	500	476,422
JPMorgan Chase Bank N.A., Subordinated Notes,
6.00%, 7/05/17	425	429,394
U.S. Bank N.A., Senior Bank Notes,
4.40%, 8/15/08	575	572,670
UBS AG, Senior Notes,
5.88%, 12/20/17	935	941,587
Wachovia Bank N.A., Subordinated Notes,
6.60%, 1/15/38	900	904,518
Wells Fargo & Co., Senior Unsecured Notes,
4.20%, 1/15/10	1,200	1,192,418

		7,983,159

Broadcasting — 0.1%
Cablevision Systems Corp., Senior Unsecured Notes,
9.64%, 4/01/09(g)	325	328,656
Charter Communications Holdings II LLC, Unsecured Notes,
10.25%, 9/15/10	280	274,400
EchoStar DBS Corp., Senior Unsecured Notes,
7.00%, 10/01/13	30	30,300
7.12%, 2/01/16	25	25,500
News America, Inc., Senior Debentures,
7.75%, 1/20/24	25	28,118
7.28%, 6/30/28	35	37,613
News America, Inc., Senior Unsecured Notes,
6.20%, 12/15/34	100	98,579

		823,166

Chemicals — 0.0%
Huntsman International LLC, Senior Subordinated Notes,
7.88%, 11/15/14	225	238,500

Computer & Office Equipment — 0.1%
IBM Corp., Unsecured Notes,
5.70%, 9/14/17	360	372,154

Construction — 0.0%
Goodman Global Holdings, Inc., Senior Unsecured Notes,
7.99%, 6/15/12(g)	145	144,275

Electronics — 0.0%
L-3 Communications Corp., Senior Subordinated Notes,
6.38%, 10/15/15	35	34,475

Energy & Utilities — 0.3%
AES Eastern Energy LP, Pass-Through Certificates, Series 99-A,
9.00%, 1/02/17	215	232,547
CMS Energy Corp., Senior Unsecured Notes,
6.55%, 7/17/17	255	249,977
Florida Power & Light Co., First Mortgage Bonds,
5.62%, 4/01/34	150	145,252
Forest Oil Corp., Senior Unsecured Notes,
7.25%, 6/15/19	130	130,650
MidAmerican Energy Holdings Co. Bonds,
6.50%, 9/15/37	250	261,071
NRG Energy, Inc., Senior Unsecured Notes,
7.38%, 2/01/16	190	185,250
PacifiCorp, First Mortgage Bonds,
6.25%, 10/15/37	200	206,538
Tesoro Corp., Senior Unsecured Notes,
6.50%, 6/01/17	250	247,500
Texas Competitive Electric Holding LLC, Senior Notes,
10.25%, 11/01/15	350	346,500
Texas Competitive Electric Holding LLC, Toggle Notes,
10.50%, 11/01/16(f)	110	108,625
XTO Energy, Inc., Senior Unsecured Notes,
6.75%, 8/01/37	250	268,158

		2,382,068

Entertainment & Leisure — 0.3%
Comcast Cable Holdings LLC, Senior Debentures,
7.88%, 8/01/13-2/15/26	7	7,842
Comcast Cable Holdings LLC, Senior Notes,
7.12%, 2/15/28	35	36,390
Comcast Corp., Senior Unsecured Notes,
7.05%, 3/15/33	115	125,622
Comcast Corp., Unsecured Notes,
6.50%, 1/15/17	850	886,254
6.95%, 8/15/37	360	388,538
CSC Holdings, Inc., Senior Unsecured Notes,
8.12%, 7/15/09	640	650,400
Riddell Bell Holdings, Inc., Senior Subordinated Notes,
8.38%, 10/01/12	65	58,500
Seneca Gaming Corp., Senior Unsecured Notes,
7.25%, 5/01/12	125	125,938
Station Casinos, Inc., Senior Subordinated Notes,
6.62%, 3/15/18	20	13,700
Time Warner Cos., Inc., Senior Debentures,
7.57%, 2/01/24	30	32,536
Time Warner, Inc., Senior Debentures,
7.62%, 4/15/31(q)	200	221,324

		2,547,044

Finance — 2.0%
Arch Western Finance, Senior Notes,
6.75%, 7/01/13(g)	400	388,000
The Bear Stearns Cos., Inc., Senior Unsecured Notes,
6.95%, 8/10/12	655	673,471
The Bear Stearns Cos., Inc., Unsecured Notes,
6.40%, 10/02/17	400	386,464
Berkshire Hathaway Finance Corp., Senior Unsecured Notes,
5.30%, 1/11/08(g)	60	60,009
4.75%, 5/15/12	355	359,450
Ford Motor Credit Co., Senior Notes,
5.80%, 1/12/09	235	223,061
Ford Motor Credit Co., Senior Unsecured Notes,
8.62%, 11/01/10	250	231,988
Ford Motor Credit Co., Unsecured Notes,
9.75%, 9/15/10	135	128,817
7.80%, 6/01/12	285	249,849
General Electric Capital Corp., Senior Unsecured Notes,
5.00%, 12/01/10	300	305,273
6.75%, 3/15/32(q)	50	56,769
General Electric Capital Corp., Subordinated Debentures,
6.38%, 11/15/67(g)	475	490,429

ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2007	17

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Finance (Continued)
General Electric Capital Corp., Unsecured Notes,
5.11%, 7/28/08(g)	$150	$150,061
5.00%, 11/15/11	3,445	3,486,733
6.15%, 8/07/37	505	536,527
The Goldman Sachs Group, Inc., Senior Unsecured Notes,
5.25%, 10/15/13	1,050	1,050,360
JPMorgan Chase & Co., Unsecured Notes,
5.60%, 6/01/11	550	567,550
Lehman Brothers Holdings, Inc., Senior Notes,
7.00%, 9/27/27	475	482,103
Lehman Brothers Holdings, Inc., Subordinated Notes,
6.75%, 12/28/17	575	592,652
Lehman Brothers Holdings, Inc., Unsecured Notes,
5.25%, 2/06/12	440	435,375
6.00%, 7/19/12	350	356,382
Leucadia National Corp., Senior Unsecured Notes,
7.12%, 3/15/17	200	185,000
Morgan Stanley, Senior Notes,
5.49%, 1/09/12(g)	1,655	1,599,374
5.55%, 4/27/17	115	112,144
6.25%, 8/28/17	1,025	1,042,018
Morgan Stanley, Unsecured Notes,
5.05%, 1/21/11	360	359,960
NSG Holdings LLC, Notes,
7.75%, 12/15/25(f)	140	140,350
Russian Federation, Unsubordinated Notes,
7.50%, 3/31/30(g)	99	113,414
TL Acquisitions, Inc., Senior Unsecured Notes,
10.50%, 1/15/15	290	278,762

		15,042,345

Food & Agriculture — 0.1%
Kraft Foods, Inc., Senior Unsecured Notes,
6.50%, 8/11/17	535	553,482
6.12%, 2/01/18	475	478,631

		1,032,113

Insurance — 0.1%
Allstate Financial Global Funding LLC, Unsecured Notes,
2.50%, 6/20/08	325	321,626

Leasing — 0.0%
Rent-A-Center, Senior Subordinated Notes,
7.50%, 5/01/10	180	167,850

Manufacturing — 0.1%
Georgia-Pacific Corp., Senior Unsecured Notes,
7.12%, 1/15/17	285	277,163
Jarden Corp., Senior Subordinated Notes,
7.50%, 5/01/17	75	64,500
Rexnord LLC, Senior Notes,
8.88%, 9/01/16	30	28,500
Rexnord LLC, Senior Unsecured Notes,
9.50%, 8/01/14	30	29,700
Rock-Tenn Co., Senior Unsecured Notes,
8.20%, 8/15/11	250	258,750
Terex Corp., Senior Subordinated Notes,
8.00%, 11/15/17	370	374,625

		1,033,238

Medical & Medical Services — 0.1%
Health Management Plc, Senior Unsecured Notes,
6.12%, 4/15/16	230	199,386
Reable Therapeutics, Inc., Unsecured Notes,
10.88%, 11/15/14	280	275,100
Tenet Healthcare Corp., Senior Unsecured Notes,
9.88%, 7/01/14	60	57,150

		531,636

Medical Instruments & Supplies — 0.0%
Coopers Co., Inc., Senior Unsecured Notes,
7.12%, 2/15/15	250	243,125

Metal & Mining — 0.1%
Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes,
8.25%, 4/01/15	145	153,700
8.39%, 4/01/15(g)	130	131,950
8.38%, 4/01/17	445	477,263

		762,913

Motor Vehicles — 0.1%
ArvinMeritor, Inc., Unsecured Notes,
8.12%, 9/15/15	385	333,025
Lear Corp., Senior Unsecured Notes,
8.75%, 12/01/16	90	81,900

		414,925

Oil & Gas — 0.2%
Colorado Interstate Gas Co., Senior Unsecured Notes,
6.80%, 11/15/15	35	36,434
Consolidated Natural Gas, Inc., Senior Debentures,
5.00%, 3/01/14	20	19,397
EXCO Resources, Inc., Senior Secured Notes,
7.25%, 1/15/11	65	62,562
Gazprom, Unsecured Notes,
9.62%, 3/01/13	680	769,250
Newfield Exploration Co., Senior Subordinated Notes,
6.62%, 9/01/14-4/15/16	250	246,300
Targa Resources, Inc., Senior Unsecured Notes,
8.50%, 11/01/13	10	9,650
Transocean, Inc., Senior Unsecured Notes,
6.80%, 3/15/38	150	153,019

		1,296,612

Paper & Forest Products — 0.0%
NewPage Corp., Senior Secured Notes,
10.00%, 5/01/12	100	100,500

Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co., Senior Debentures,
6.88%, 8/01/97	25	26,395
Merck & Co., Inc., Senior Unsecured Notes,
4.38%, 2/15/13	410	404,391

		430,786

Real Estate — 0.2%
American Real Estate Partners LP, Senior Unsecured Notes,
7.12%, 2/15/13	420	394,800
The Rouse Co., Senior Unsecured Notes (REIT),
6.75%, 5/01/13	375	348,353

18	ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2007

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Real Estate (Continued)
The Rouse Co., Unsecured Notes (REIT),
3.62%, 3/15/09	$400	$381,103

		1,124,256

Restaurants — 0.0%
Landry’s Restaurants, Inc., Senior Notes,
9.50%, 12/15/14	90	89,100

Retail Merchandising — 0.1%
Michaels Stores, Inc., Senior Subordinated Notes,
11.38%, 11/01/16	100	91,750
Michaels Stores, Inc., Senior Unsecured Notes,
10.00%, 11/01/14	145	137,750
Rite Aid Corp., Notes,
7.50%, 3/01/17	320	282,000

		511,500

Telecommunications — 0.4%
American Tower Corp., Senior Unsecured Notes,
7.50%, 5/01/12	800	824,000
AT&T, Inc., Unsecured Notes,
6.50%, 9/01/37	800	836,542
Cincinnati Bell, Inc., Senior Unsecured Notes,
7.25%, 7/15/13	520	521,300
Citizens Communications Co., Senior Unsecured Notes,
7.88%, 1/15/27	25	23,813
Qwest Communications International, Inc., Senior Unsecured Notes,
7.50%, 2/15/14	90	89,775
Qwest Corp., Unsecured Notes,
8.94%, 6/15/13(g)	75	76,500
Superior Essex Communications & Essex Group, Senior Notes,
9.00%, 4/15/12	425	408,000
Verizon Maryland Inc., Debentures,
5.12%, 6/15/33	10	8,619

		2,788,549

Tires & Rubber — 0.0%
Goodyear Tire & Rubber Co., Unsecured Notes,
8.62%, 12/01/11	150	156,375

Waste Management — 0.0%
Aleris International, Inc., Senior Unsecured Notes,
9.00%, 12/15/14(s)	230	192,050

Yankee — 1.8%
Banks — 0.4%
Anz National Bank International Ltd. (New Zealand), Unsecured Notes,
5.35%, 4/14/10(g)(i)	1,645	1,642,057
Banco Central de la Republica Dominicana (Dominican Republic), Unsecured Notes,
9.04%, 1/23/18(i)	33	37,289
Banque Centrale de Tunisie (Tunisia), Senior Unsecured Notes,
7.38%, 4/25/12(i)	425	461,890
Kazkommerts International BV (Netherlands), Notes,
8.00%, 11/03/15(i)	440	360,712
Russian Federation, Unsecured Notes,
12.75%, 6/24/28(i)	120	218,400
VTB Capital SA (Luxembourg), Unsecured Notes,
7.50%, 10/12/11(i)	110	112,719

		2,833,067

Electronics — 0.0%
NXP BV (Netherlands), Notes,
7.99%, 10/15/13(g)(i)	190	174,800

Energy & Utilities — 0.0%
OPTi, Inc. (Canada), Notes,
8.25%, 12/15/14(i)	175	173,250
Suncor Energy, Inc. (Canada), Unsecured Notes,
6.50%, 6/15/38(i)	20	21,384

		194,634

Finance — 0.0%
Wind Acquisition Finance SA (Luxembourg), Senior Unsecured Notes,
10.75%, 12/01/15(i)	115	125,350

Government — 0.8%
AID-Israel (Israel), Unsecured Notes,
5.50%, 4/26/24-9/18/33(i)	185	201,474
Oriental Republic of Uruguay Bonds,
7.62%, 3/31/36(i)	165	179,850
Republic of Argentina Bonds,
8.28%, 12/31/33(i)	209	200,613
Republic of Argentina, Notes,
5.39%, 8/03/12(g)(i)	695	392,675
Republic of Argentina, Unsecured Notes,
1.33%, 12/31/38(g)(i)	170	71,400
Republic of Brazil Bonds,
8.25%, 1/20/34(i)	100	126,500
11.00%, 8/17/40(i)	705	941,880
Republic of Colombia Bonds,
7.38%, 9/18/37(i)	200	222,500
Republic of Colombia, Unsecured Notes,
7.38%, 1/27/17(i)	225	246,938
Republic of El Salvador, Unsecured Notes,
7.65%, 6/15/35(i)	55	63,525
Republic of Indonesia Bonds,
6.62%, 2/17/37(i)	100	95,125
Republic of Panama, Debentures,
8.88%, 9/30/27(i)	95	123,500
Republic of Panama, Unsecured Notes,
7.12%, 1/29/26(i)	170	187,000
Republic of Peru Bonds,
6.55%, 3/14/37(i)	355	370,975
Republic of Peru, Unsecured Notes,
8.75%, 11/21/33(i)	135	178,875
Republic of Philippines, Senior Unsecured Notes,
9.00%, 2/15/13(i)	370	421,338
Republic of Turkey, Unsecured Notes,
6.75%, 4/03/18(i)	730	749,163
Republic of Venezuela Bonds,
9.25%, 9/15/27(i)	280	279,300
Republic of Venezuela, Unsecured Notes,
8.50%, 10/08/14(i)	200	193,000
Russian Agricultural Bank (Luxembourg), Senior Unsecured Notes,
7.18%, 5/16/13(i)	100	102,630
Ukraine Government, Unsecured Notes,
6.58%, 11/21/16(i)	100	98,000
United Mexican States (Mexico), Senior Unsecured Notes,
5.62%, 1/15/17(i)	674	683,099

		6,129,360

ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2007	19

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds (Continued)
Yankee (Continued)
Manufacturing — 0.1%
Ford Capital BV (Netherlands), Debentures,
9.50%, 6/01/10(i)	$390	$367,575

Metal & Mining — 0.0%
Ispat Inland ULC (Canada), Senior Secured Notes,
9.75%, 4/01/14(i)	10	10,835

Oil & Gas — 0.2%
ConocoPhillips Funding Co. (Australia), Unsecured Notes,
5.34%, 4/09/09(g)(i)	1,129	1,127,261
Gazprom Capital (Luxembourg) Bonds,
6.51%, 3/07/22(i)	100	95,070
Gazprom Capital (Luxembourg), Unsecured Notes,
9.62%, 3/01/13(i)	200	226,540
6.21%, 11/22/16(i)	190	182,286

		1,631,157

Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd. (Canada), Senior Unsecured Notes,
8.58%, 10/01/10(g)(i)	400	288,000
Domtar Corp. (Canada), Unsecured Notes,
5.38%, 12/01/13(i)	90	81,225
7.12%, 8/15/15(i)	100	98,000
Norske Skog Canada Ltd. (Canada), Senior Unsecured Notes,
8.62%, 6/15/11(i)	50	41,500

		508,725

Telecommunications — 0.2%
America Movil SAB de CV (Mexico), Unsecured Notes,
6.38%, 3/01/35(i)	75	74,162
Rogers Wireless, Inc. (Canada), Senior Secured Notes,
7.50%, 3/15/15(i)	500	546,792
Shaw Communications, Inc. (Canada), Unsecured Notes,
7.20%, 12/15/11(i)	175	180,031
Telecom Italia Capital (Italy), Senior Unsecured Notes,
4.95%, 9/30/14(i)	475	457,464
Telefonica Emisiones SAU (Spain), Senior Unsecured Notes,
6.42%, 6/20/16(i)	150	157,854
7.04%, 6/20/36(i)	150	167,668
Vimpelcom (Luxembourg), Notes,
8.25%, 5/23/16(i)	100	100,239
Vodafone Group Plc (United Kingdom), Senior Unsecured Notes,
7.75%, 2/15/10(i)	125	131,861

		1,816,071

TOTAL CORPORATE BONDS
(Cost $54,821,113)		54,555,914

Foreign Bonds — 0.1%
Germany — 0.1%
Bundesrepublic Deutschland (EUR),
4.25%, 7/04/39	250	344,787

Luxembourg — 0.0%
Gazprom Capital, Unsecured Notes (EUR),
5.88%, 6/01/15	250	343,582

TOTAL FOREIGN BONDS,
(Cost $671,979)		688,369

Taxable Municipal Bonds — 0.0%
Atlantic Marine Corp. Communities, Notes (Delaware),
5.34%, 12/01/45(f)	600	547,698
Ohana Hawaii Military Communities LLC, Military Housing Revenue Bonds (Navy Housing Privatization Project), Series 04-A, Class 1,
6.19%, 4/01/49	25	25,467

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $625,000)		573,165

	Number of Shares
Exchange-Traded Funds — 1.1%
iShares MSCI Brazil Index Fund	46,000	3,712,200
iShares MSCI South Korea Index Fund	67,000	4,338,250
iShares Russell 2000 Value Index Fund	1,463	103,361

TOTAL EXCHANGE-TRADED FUNDS,
(Cost $7,356,672)		8,153,811

	Par/Shares (000)
Short Term Investments — 12.0%
Bank of America Corp.,
4.60%, 1/04/08(l)	$10,000	9,994,834
Belmont Funding LLC,
5.05%, 1/08/08(l)	10,000	9,988,614
Ciesco LP,
4.62%, 1/17/08(l)	7,000	6,984,493
Falcon Asset Securities Corp.,
5.50%, 1/22/08(l)	7,000	6,976,473
Liberty Street Funding Corp.,
6.00%, 1/14/08(l)	10,000	9,976,666
Galileo Money Market Fund, 4.32%(t)	45,727	45,727,437
0.00%(t)	45,727	45,727,437

TOTAL SHORT TERM INVESTMENTS
(Cost $89,648,978)		89,648,517

20	ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2007

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Number of Contracts		Value
Call Options Purchased — 0.0%
U.S. Dollar Versus Canadian Dollar, Strike Price 1.050
CAD, Expires 3/04/08	690,000		$2,904
U.S. Dollar Versus Canadian Dollar, Strike Price 1.050
CAD, Expires 3/04/08	1,240,000		5,219
U.S. Dollar Versus Canadian Dollar, Strike Price 1.050
CAD, Expires 3/04/08	690,000		2,905

TOTAL CALL OPTIONS PURCHASED
(Cost $28,103)			11,028

Call Swaptions Purchased — 0.2%
Bank of America, Strike Rate 5.470%, Expires 5/08/12	560	(u)	307,048
Goldman Sachs & Co., Strike Rate 5.480%, Expires 11/08/10	300	(u)	173,130
Lehman Brothers, Strike Rate 5.345%, Expires 11/09/09	450	(u)	244,260
Lehman Brothers, Strike Rate 5.390%, Expires 3/19/12	330	(u)	172,920
Lehman Brothers, Strike Rate 6.025%, Expires 6/08/12	391	(u)	294,423

TOTAL CALL SWAPTIONS PURCHASED
(Cost $797,924)			1,191,781

Put Options Purchased — 0.3%
SPDR Trust Series I, Strike Price $142, Expires 3/22/08	5,400		2,308,500
U.S. Dollar Versus Euro, Strike Price 1.400 EUR, Expires 1/10/08	1,990,000		0

TOTAL PUT OPTIONS PURCHASED
(Cost $2,792,441)			2,308,500

Put Swaptions Purchased — 0.1%
Bank of America, Strike Rate 5.470%, Expires 5/08/12	560	(u)	260,680
Goldman Sachs & Co., Strike Rate 5.480%, Expires 11/08/10	300	(u)	107,970
Lehman Brothers, Strike Rate 5.345%, Expires 11/09/09	450	(u)	130,320
Lehman Brothers, Strike Rate 5.390%, Expires 3/19/12	330	(u)	159,786
Lehman Brothers, Strike Rate 6.025%, Expires 6/08/12	391	(u)	124,807
Morgan Stanley & Co., Strike Rate 5.500%, Expires 1/25/08	390	(u)	117

TOTAL PUT SWAPTIONS PURCHASED
(Cost $804,242)			783,680

TOTAL INVESTMENTS BEFORE MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS AND OUTSTANDING SWAPTIONS AND OPTIONS WRITTEN — 114.2%
(Cost $755,644,143(a))			855,214,237

	Par (000)
Mortgage Pass-Through TBA Sale Commitments — (3.5)%
Federal Home Loan Mortgage Corp. Gold 15 Year,
5.50%, 1/01/23	$(2,500)		(2,531,250)
Federal Home Loan Mortgage Corp. Gold 30 Year,
6.00%, 1/01/38	(6,800)		(6,899,892)
Federal National Mortgage Assoc. 15 Year,
5.00%, 1/01/23	(2,000)		(2,001,240)
5.50%, 1/01/23	(3,600)		(3,646,116)
Federal National Mortgage Assoc. 30 Year,
5.00%, 2/01/38	(7,000)		(6,825,000)
5.50%, 2/01/38	(3,900)		(3,891,459)
Government National Mortgage Assoc. I 30 Year,
5.50%, 1/01/38	(600)		(604,314)

TOTAL MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS
(Proceeds $2,515,430)			(26,399,271)

	Number of Contracts
Call Options Written — 0.0%
March 5 Year U.S. Treasury Notes futures, Strike Price $112, Expires 2/22/08
(Premiums received $10,855)	(19)		(8,312)

Call Swaptions Written — (0.1)%
Barclays Capital, Strike Rate 5.140%, Expires 4/21/08	(320	)(u)	(138,112)
Chase Securities, Strike Rate 5.460%, Expires 8/22/08	(170	)(u)	(109,208)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09	(140	)(u)	(85,022)
Citibank, Strike Rate 5.670%, Expires 1/04/10	(50	)(u)	(34,405)
Lehman Brothers, Strike Rate 5.115%, Expires 3/19/08	(330	)(u)	(132,561)
UBS Securities, Strike Rate 5.400%, Expires 12/14/10	(260	)(u)	(141,466)

TOTAL CALL SWAPTIONS WRITTEN
(Premiums received $445,500)			(640,774)

Put Option Written — (0.2)%
SPDR Trust Series I, Strike Price $134, Expires 3/22/08
(Premiums received $1,598,375)	(5,400)		(1,287,900)

Put Swaptions Written — 0.0%
Barclays Capital, Strike Rate 5.140%, Expires 4/21/08	(320	)(u)	(24,352)
Chase Securities, Strike Rate 5.460%, Expires 8/22/08	(170	)(u)	(13,736)
Chase Securities, Strike Rate 5.485%, Expires 10/26/09	(140	)(u)	(34,286)
Citibank, Strike Rate 5.670%, Expires 1/04/10	(50	)(u)	(11,075)
Lehman Brothers, Strike Rate 5.115%, Expires 3/19/08	(330	)(u)	(18,513)
UBS Securities, Strike Rate 5.400%, Expires 12/14/10	(260	)(u)	(102,206)

TOTAL PUT SWAPTIONS WRITTEN
(Premiums received $445,500)			(204,168)

TOTAL OPTIONS AND SWAPTIONS WRITTEN — (0.3)%
(Premiums received $2,500,230)			(2,141,154)

ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2007	21

Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

Value
TOTAL INVESTMENTS NET OF MORTGAGE PASS-THROUGH TBA SALE COMMITMENTS AND OUTSTANDING OPTIONS AND SWAPTIONS WRITTEN — 110.4%
(Cost $726,958,163)	$826,673,812
PAYABLE FOR REVERSE REPURCHASE AGREEMENTS — (1.2)%	(8,745,844)
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.2)%	(69,189,834)

NET ASSETS — 100.0%	$748,738,134

(a)	Cost for federal income tax purposes is $759,635,424. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$112,493,319
Gross unrealized depreciation	(16,914,506)

$95,578,813

(b)	Non-income producing security.
(c)	Security restricted as to public resale. These securities are ineligible for resale into the public market until such time that either (i) a resale Registration Statement has been filed with the SEC and declared effective or (ii) resale is permitted under Rule 144A without the need for an effective registration statement. As of December 31, 2007, the Portfolio held 0.1% of its net assets, with a current market value of $854,948 and an original cost of $609,946 in these securities.
(d)	Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees. As of December 31, 2007, these securities had a total market value of $169,390, which represents 0.0% of net assets.
(e)	Security is illiquid. As of December 31, 2007, the Portfolio held less than 0.1% of its net assets, with a current market value of $150,860, in these securities.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2007, the Portfolio held 1.0% of its net assets, with a current market value of $7,629,804, in securities restricted as to resale.
(g)	Variable rate security. Rate shown is the rate as of December 31, 2007.
(h)	The security is a perpetual bond and has no stated maturity date.
(i)	U.S. dollar denominated security issued by foreign domiciled entity.
(j)	As of December 31, 2007, the aggregate amount of shares called for by these warrants is 13,755. These warrants were exercisable as of July 24, 2003.
(k)	As of December 31, 2007, the aggregate amount of shares called for by these warrants is 180. These warrants were exercisable as of October 22, 2007.
(l)	The rate shown is the effective yield at the time of purchase.
(m)	Security, or a portion thereof, with a market value of $9,039,578, has been pledged as collateral for reverse repurchase agreements.
(n)	Security, or a portion thereof, subject to financing transactions.
(o)	Par held at December 31, 2007 is less than $500.
(p)	Security, or a portion thereof, with a market value of $1,212,226, has been pledged as collateral for swap and swaption contracts.
(q)	Security, or a portion thereof, with a value of $1,355,571 as well as cash of $1,750,000, as seen on the Statement of Asset and Liabilities, for a combined value of $3,105,571 pledged as collateral on 147 long U.S. Treasury Note futures contracts, 289 short U.S. Treasury Note futures contracts, 30 short U.S. Treasury Bond futures contracts, 30 long Euro-Bund futures contracts, 17 long Euro-Bobl futures contracts, 15 long Euribor futures contracts, 30 long SPI 200 index futures contracts, 18 long DAX index futures contract and 60 long FTSE/JSE top 40 index futures contracts expiring March 2008, 40 long H-shares index futures contracts expiring January 2008, 28 long Eurodollar futures contracts expiring September 2008 and 28 short Eurodollar futures contracts expiring September 2009. The notional value of such contracts on December 31, 2007 was $99,561,769, with an unrealized gain of $196,141 (including commissions of $1,928).
(r)	The rate shown is the effective yield as of December 31, 2007.
(s)	Payment in kind security.
(t)	Represents current yield as of December 31, 2007.
(u)	Each swaption contract is equivalent to $10,000 notional amount.

22	ASSET ALLOCATION PORTFOLIO	DECEMBER 31, 2007

Schedule of Investments

KEY TO INVESTMENT ABBREVIATIONS

ADR	American Depository Receipts
CAD	Canadian Dollar
EUR	Euro
IO	Interest Only
LLC	Limited Liability Corporation
LP	Limited Partnership
PO	Principal Only
REIT	Real Estate Investment Trust
TBA	To Be Announced

DECEMBER 31, 2007	23

Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Number of Shares	Value
Common Stocks — 98.5%
Aerospace — 6.7%
The Boeing Co.	131,800	$11,527,228
General Dynamics Corp.(b)	93,000	8,276,070

		19,803,298

Banks — 1.8%
JPMorgan Chase & Co.	124,728	5,444,377

Beverages & Bottling — 5.2%
Anheuser-Busch Cos., Inc.	192,315	10,065,767
The Coca-Cola Co.	87,735	5,384,297

		15,450,064

Computer & Office Equipment — 9.3%
Hewlett-Packard Co.	349,270	17,631,150
International Business Machines Corp.	92,371	9,985,305

		27,616,455

Computer Software & Services — 4.4%
Microsoft Corp.	367,277	13,075,061

Conglomerates — 5.9%
Berkshire Hathaway, Inc. - Class B(c)	3,687	17,461,632

Electronics — 1.0%
Agilent Technologies, Inc.(c)	29,749	1,092,978
Intel Corp.	70,215	1,871,932

		2,964,910

Finance — 8.1%
American Express Co.	271,045	14,099,761
Ameriprise Financial, Inc.	61,125	3,368,599
Western Union Co.(b)	266,480	6,470,134

		23,938,494

Food & Agriculture — 0.8%
General Mills, Inc.	8,497	484,329
Kraft Foods, Inc. - Class A	53,285	1,738,690

		2,223,019

Insurance — 1.9%
American International Group, Inc.	94,900	5,532,670

Machinery & Heavy Equipment — 3.0%
Caterpillar, Inc.	124,256	9,016,015

Manufacturing — 4.0%
General Electric Co.	317,848	11,782,625

Medical & Medical Services — 3.4%
Millipore Corp.(c)	135,965	9,949,919

Medical Instruments & Supplies — 3.7%
Johnson & Johnson	120,414	8,031,614
Medtronic, Inc.	60,000	3,016,200

		11,047,814

Oil & Gas — 15.3%
BP Plc - ADR	116,846	8,549,622
Exxon Mobil Corp.(b)	188,062	17,619,529
Schlumberger Ltd.	172,339	16,952,987
Transocean, Inc.(c)	14,795	2,117,904

		45,240,042

Pharmaceuticals — 8.4%
AstraZeneca Plc	76,000	3,254,320
Merck & Co., Inc.	83,999	4,881,182
Novartis AG - ADR	169,030	9,180,019
Pfizer, Inc.	89,719	2,039,313
Wyeth	125,465	5,544,299

		24,899,133

Retail Merchandising — 6.7%
Target Corp.(b)	248,429	12,421,450
Wal-Mart Stores, Inc.	154,700	7,352,891

		19,774,341

Soaps & Cosmetics — 6.1%
The Procter & Gamble Co.	246,400	18,090,688

Telecommunications — 0.8%
Vodafone Group Plc - ADR	64,452	2,405,349

Tobacco — 2.0%
Altria Group, Inc.	77,000	5,819,660

TOTAL COMMON STOCKS
(Cost $59,319,653)		291,535,566

Short Term Investment — 1.0%
Galileo Money Market Fund, 4.32%(d) (Cost $2,941,706)	2,941,706	2,941,706

TOTAL INVESTMENTS IN SECURITIES BEFORE AFFILIATED INVESTMENT — 99.5%
(Cost $62,261,359)		294,477,272

Affiliated Investment — 6.9%
Short Term Investment — 6.9%
BlackRock Liquidity Series, LLC Money Market Series(e) (Cost $20,366,200)	20,366,200	20,366,200

TOTAL INVESTMENTS IN SECURITIES — 106.4%
(Cost $82,627,559(a))		314,843,472

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL — (6.9)%		(20,366,200)
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		1,388,788

NET ASSETS — 100.0%		$295,866,060

EXCHANGE PORTFOLIO	DECEMBER 31, 2007	1

Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

(a)	Cost for federal income tax purposes is $78,309,943. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Gross unrealized appreciation	$237,658,863
Gross unrealized depreciation	(1,125,334)

$236,533,529

(b)	Total or partial security on loan.
(c)	Non-income producing security.
(d)	Represents current yield as of December 31, 2007.
(e)	Security purchased with the cash proceeds from securities loaned.
ADR	- American Depository Receipt

2	EXCHANGE PORTFOLIO	DECEMBER 31, 2007

Schedule of Investments As of December 31, 2007 (Unaudited)	Money Market Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit — 27.9%
Domestic — 3.3%
Chase Bank USA N.A.,
5.13%, 4/15/08	$9,600	$9,600,000
5.13%, 4/16/08	10,250	10,250,000
4.70%, 5/07/08	18,580	18,580,000
Wachovia Bank N.A.,
5.32%, 2/06/08	16,000	16,000,000

		54,430,000

Yankee — 24.6%
ABN AMRO Bank N.V., Chicago,
4.90%, 1/24/08(b)	50,000	50,000,000
Banco Bilbao Vizcaya Argentaria S.A., New York,
5.23%, 1/09/08(b)	10,000	10,000,000
5.25%, 1/14/08(b)	3,000	3,000,094
5.06%, 4/02/08(b)	6,305	6,305,079
Bank of Montreal, Chicago,
5.10%, 4/01/08(b)	6,140	6,140,000
4.87%, 6/02/08(b)	6,030	6,030,000
Bank of Nova Scotia, New York,
4.82%, 1/31/08(b)	40,000	40,000,000
Bank of Scotland Plc, New York,
5.20%, 1/03/08(b)	10,000	10,000,000
4.95%, 1/28/08(b)	10,000	10,000,000
Banque Nationale de Paris, New York,
5.10%, 2/27/08(b)	27,650	27,650,000
4.80%, 6/05/08(b)	19,125	19,125,000
Canadian Imperial Bank of Commerce, New York,
5.09%, 4/01/08(b)	17,435	17,435,000
4.87%, 6/10/08(b)	13,910	13,910,000
Deutsche Bank AG, New York,
5.38%, 3/11/08(b)	16,760	16,760,000
Fortis Bank, New York,
4.75%, 2/04/08(b)	25,000	25,000,000
5.30%, 2/11/08(b)	18,950	18,950,000
Natixis, New York,
5.14%, 1/03/08(b)	10,000	10,000,000
5.42%, 7/10/08(b)	5,170	5,180,175
Nordea Bank Finland Plc, New York,
4.91%, 6/23/08(b)	5,565	5,565,259
4.82%, 10/17/08(b)	18,675	18,676,435
Royal Bank of Scotland Plc, New York,
4.80%, 1/28/08(b)	15,000	15,000,000
Skandinaviska Enskilda Banken AB, New York,
5.37%, 3/17/08(b)	12,000	12,000,000
Toronto Dominion Bank, New York,
4.86%, 5/30/08(b)	1,850	1,850,000
4.85%, 6/06/08(b)	14,240	14,240,000
UBS AG, Stamford,
4.90%, 6/04/08(b)	4,745	4,745,000
Unicredito Italiano Bank, New York,
5.38%, 3/20/08(b)	27,000	27,000,288

		394,562,330

TOTAL CERTIFICATES OF DEPOSIT
(Cost $448,992,330)		448,992,330

Commercial Paper — 44.3%
Asset Backed Securities — 21.9%
Amstel Funding Corp.,
5.30%, 3/14/08	29,029	28,717,019
Atlantis One Funding Corp.,
5.19%, 1/04/08	5,000	4,997,838
Bavaria TRR Corp.,
5.50%, 1/02/08	21,975	21,971,643
Cancara Asset Securitisation LLC,
6.15%, 1/11/08	10,000	9,982,917
Charta Corp.,
4.88%, 2/12/08	16,000	15,908,907
Concord Minutemen Capital Co. LLC, Series A,
5.28%, 1/07/08	10,000	9,991,200
5.30%, 1/10/08	20,000	19,973,500
5.30%, 1/11/08	15,200	15,177,622
5.90%, 2/04/08	2,558	2,543,746
Falcon Asset Securitization Corp.,
5.02%, 2/20/08	9,819	9,750,540
Kitty Hawk Funding Corp.,
5.37%, 1/23/08	57,231	57,043,187
5.12%, 2/21/08	14,813	14,705,556
Long Lane Master Trust,
5.25%, 2/14/08	27,000	26,826,750
Ranger Funding Co. LLC,
5.02%, 3/07/08	20,099	19,914,022
Windmill Funding Corp.,
5.17%, 1/04/08	20,000	19,991,383
Yorktown Capital LLC,
4.88%, 2/14/08	35,000	34,791,244
5.07%, 3/19/08	39,500	39,066,092

		351,353,166

Banks — 21.9%
Bank of America Corp.,
5.20%, 2/14/08	5,000	4,968,253
Calyon North America, Inc.,
4.75%, 2/27/08	20,000	19,849,583
Citigroup Funding, Inc.,
5.28%, 2/20/08	10,000	9,926,597
4.99%, 3/20/08	8,000	7,912,398
4.73%, 5/02/08	7,830	7,704,490
Dexia Delaware LLC,
4.80%, 1/22/08	20,000	19,944,058
JPMorgan Chase & Co.,
4.97%, 4/01/08	10,000	9,874,306
Royal Bank of Scotland Group Plc,
4.79%, 5/21/08	6,000	5,887,435
San Paolo IMI U.S. Financial Co.,
4.81%, 3/24/08	80,000	79,112,822
Skandinaviska Enskilda Banken AB,
5.32%, 3/13/08	19,000	18,797,840
4.90%, 3/20/08	20,000	19,784,945
Societe Generale N.A., Inc.,
5.08%, 1/22/08	15,000	14,955,550
4.88%, 1/31/08	10,000	9,959,333
5.13%, 2/05/08	40,000	39,800,500
5.16%, 2/08/08	5,000	4,972,740
Svenska Handelsbanken AB,
5.04%, 1/17/08	40,000	39,910,311
UBS Finance Delaware LLC,
5.31%, 3/13/08	25,000	24,734,500
5.23%, 3/18/08	6,000	5,932,882
Unicredito Italiano Bank, Ireland,
5.24%, 3/20/08	8,125	8,031,483

		352,060,026

DECEMBER 31, 2007	1

Money Market Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Paper (Continued)
Life Insurance — 0.5%
Irish Life & Permanent Plc,
5.40%, 1/15/08	$3,000	$2,993,700
4.91%, 1/31/08	5,000	4,979,542

		7,973,242

TOTAL COMMERCIAL PAPER
(Cost $ 711,386,434)		711,386,434

Master Notes — 1.9%
Security Brokers & Dealers — 1.9%
Bank of America Securities LLC,
4.52%, 1/02/08(c)	15,000	15,000,000
4.52%, 1/02/08(c)	15,250	15,250,000

TOTAL MASTER NOTES,
(Cost $ 30,250,000)		30,250,000

Variable Rate Obligations — 25.8%
Asset Backed Securities — 1.3%
Cullinan Finance Corp.,
4.84%, 6/25/08(c)(d)	10,235	10,234,508
Racers Trust Series 2004-6,
4.95%, 1/22/08(c)	11,360	11,360,000

		21,594,508

Banks — 12.9%
Bank of Montreal, Chicago,
5.00%, 11/10/08(c)	15,885	15,885,000
Commonwealth Bank of Australia,
4.96%, 1/31/08(c)	63,000	63,002,019
HBOS Treasury Services Plc,
4.95%, 6/24/08(c)(e)	65,000	65,000,000
Holy Cross Village (Allied Irish Bank Plc LOC),
4.91%, 1/07/08(f)(g)	3,750	3,750,000
Park Street Properties I LLC Series 2004 DN (U.S. Bank N.A. LOC),
4.93%, 1/07/08(f)(g)	445	445,000
Park Village (Bank One N.A. LOC),
4.96%, 1/07/08(f)(g)	6,655	6,655,000
Royal Bank of Scotland Group Plc,
5.01%, 9/26/08(c)	15,000	15,000,000
Shipley Group LP (Fulton Bank LOC),
4.95%, 1/07/08(f)(g)	12,625	12,625,000
Westpac Banking Corp., New York,
5.20%, 10/10/08(c)	24,250	24,250,000

		206,612,019

Life Insurance — 4.7%
MetLife Global Funding I,
4.96%, 4/28/08(c)(e)	15,000	15,000,000
Transamerica Occidental Life Insurance Co.,
5.30%, 1/06/09(c)(d)	60,000	60,000,000

		75,000,000

Municipal Bonds — 4.7%
De Kalb County Development Authority (Emory University Project) RB Series 1995B DN,
4.85%, 1/07/08(g)	3,160	3,160,000
Green Knight Economic Development RB Series 2004 DN (Fulton Bank LOC),
5.21%, 1/07/08(f)(g)	5,375	5,375,000
North Myrtle Beach Corp. RB Series 2005 DN (National Bank of South Carolina LOC),
4.89%, 1/07/08(f)(g)	5,907	5,907,000
Savannah College Georgia RB (Art & Design Project) Series 2004 DN (Bank of America N.A. LOC),
5.10%, 1/07/08(f)(g)	6,700	6,700,000
South Central Texas IDRB (Rohr Industries Project) Series 1990 DN (Bank One N.A. LOC),
5.00%, 1/07/08(f)(g)	14,800	14,800,000
Texas GO Series 2004E DN (Dexia Credit Local SBPA),
4.45%, 1/07/08(f)(g)	9,300	9,300,000
Texas GO Series 2005I-C MB (DEPFA Bank Plc SBPA),
4.45%, 1/07/08(f)(g)	5,270	5,270,000
5.00%, 1/07/08(f)(g)	12,465	12,465,000
Texas GO Series 2007C DN (Dexia Credit LocaL SBPA),
5.00%, 1/07/08(g)	5,000	5,000,000
Utah Telecommunication Open Infrastructure Agency Taxable Adjustable Rate Telecommunications RB Series 2004 DN (Bank of America N.A. LOC),
5.10%, 1/07/08(f)(g)	7,900	7,900,000

		75,877,000

Security Brokers & Dealers — 2.2%
Goldman Sachs Group, Inc.,
4.95%, 8/22/08(c)(d)(e)	34,850	34,850,000

TOTAL VARIABLE RATE OBLIGATIONS
(Cost $ 413,933,527)		413,933,527

TOTAL INVESTMENTS IN SECURITIES — 99.9%
(Cost $1,604,562,291(a))		1,604,562,291
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,238,788

NET ASSETS — 100.0%		$1,605,801,079

(a)	Aggregate cost for federal income tax purposes.
(b)	Issuer is a U.S. branch of a foreign domiciled bank.
(c)	Rate shown is the rate as of December 31, 2007 and the date shown is the final maturity date.
(d)	Illiquid Security. As of December 31, 2007, the Portfolio held 6.5% of its net assets, with a current market value of $105,084,508 in these securities.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of December 31, 2007, the Portfolio held 7.2% of its net assets, with a current market value of $114,850,000, in securities restricted as to resale.
(f)	Ratings reflect those of guarantor.
(g)	Rate shown is the rate as of December 31, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

2	DECEMBER 31, 2007

Schedule of Investments As of December 31, 2007 (Unaudited)	U.S. Treasury Money Market Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements — 100.0%
Credit Suisse Securities (USA) LLC,
3.77%, 1/22/08	$50,000	$50,000,000
(Agreement dated 11/27/07 to be repurchased at $50,293,222, collateralized by $47,955,000 U.S. Treasury Inflation Indexed Securities 4.75% due 2/15/37. The value of the collateral is $51,004,627.)
Deutsche Bank Securities Inc.,
1.50%, 1/02/08	100,000	100,000,000
(Agreement dated 12/31/07 to be repurchased at $100,008,333, collateralized by $182,214,615 U.S. Treasury Strip Principals 0.00% due 8/15/20. The value of the collateral is $102,000,098.)
Deutsche Bank Securities Inc.,
3.55%, 1/04/08	30,000	30,000,000
(Agreement dated 12/05/07 to be repurchased at $30,088,750, collateralized by $54,664,385 U.S. Treasury Strip Principals 0.00% due 8/15/20. The value of the collateral is $30,600,029.)
Greenwich Capital Markets, Inc.,
1.50%, 1/02/08	100,000	100,000,000
(Agreement dated 12/31/07 to be repurchased at $100,008,333, collateralized by $100,675,000 U.S. Treasury Notes 4.88% due 4/30/08. The value of the collateral is $102,000,854.)
HSBC Securities (USA) Inc.,
1.50%, 1/02/08	100,000	100,000,000

(Agreement dated 12/31/07 to be repurchased at $100,008,333, collateralized by $100,490,000 U.S. Treasury Notes 3.38% to 4.00% due from 8/31/09 to 11/15/09. The value of the collateral is $102,002,635.)

JPMorgan Securities Inc.,
1.30%, 1/02/08	50,000	50,000,000
(Agreement dated 12/31/07 to be repurchased at $50,003,611, collateralized by $50,130,000 U.S. Treasury Note 4.75% due 11/15/08. The value of the collateral is $51,002,897.)
Lehman Brothers Inc.,
1.25%, 1/02/08	50,000	50,000,000
(Agreement dated 12/31/07 to be repurchased at $50,003,472, collateralized by $38,230,000 U.S. Treasury Inflation Indexed Securities 3.88% due 1/15/09. The value of the collateral is $51,002,333.)
Morgan Stanley & Co., Inc.,
1.25%, 1/02/08	47,361	47,361,000
(Agreement dated 12/31/07 to be repurchased at $47,364,289, collateralized by $88,760,000 U.S. Treasury Strips 0.00% due 2/15/21. The value of the collateral is $48,308,518.)
UBS Securities LLC,
4.38%, 1/02/08	20,000	20,000,000
(Agreement dated 10/01/07 to be repurchased at $20,226,300, collateralized by $19,095,000 U.S. Treasury Inflation Indexed Securities 2.00% due 4/15/12. The value of the collateral is $20,401,335.)
UBS Securities LLC,
4.32%, 1/22/08	50,000	50,000,000

(Agreement dated 10/23/07 to be repurchased at $50,546,000, collateralized by $38,490,000 U.S. Treasury Inflation Indexed Securities 6.62% to 8.00% due from 11/15/21 to 5/15/27. The value of the collateral is $51,006,295.)

TOTAL REPURCHASE AGREEMENTS — 100.0%
(Cost $597,361,000(a))		597,361,000
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		133,149

NET ASSETS — 100.0%		$597,494,149

(a)	Aggregate cost for federal income tax purposes.

DECEMBER 31, 2007	3

Schedule of Investments As of December 31, 2007 (Unaudited)	Municipal Money Market Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds — 98.0%
Alabama — 1.4%
Alabama HFA Single Family Mortgage RB Series 2006H AMT DN (Bayerische Landesbank Girozentrale Guaranty),
3.66%, 1/07/08(b)	$855	$855,000
Alexander Industrial Board IDRB (Precision Millwork Project) Series 2000 AMT DN (Wachovia Bank N.A. LOC),
3.55%, 1/07/08(b)	865	865,000
Geneva County Health Care Authority RB Series 2001 DN (Wachovia Bank N.A. LOC),
3.55%, 1/07/08(b)	2,833	2,833,000

		4,553,000

Alaska — 0.5%
Alaska Industrial Development & Export Authority RB Series 2007B AMT DN (AMBAC Insurance, State Street Bank & Trust Co. SBPA),
3.80%, 1/02/08(b)	1,700	1,700,000

Arizona — 3.7%
Arizona Health Facilities Authority RB (Banner Health Project) Series 2005A DN (MBIA Insurance, Citibank N.A. SBPA),
3.47%, 1/07/08(b)	1,700	1,700,000
Revenue Bond Certificates (Tierra Antigua Project) Series 2006-1 AMT DN (AIG Retirement Services, Inc. Liquidity Facilities),
3.64%, 1/07/08(b)(c)	7,688	7,688,000
Scottsdale IDA RB (Scottsdale Health Care Project) Series 2006C DN (FSA Insurance, Citibank N.A. Liquidity Facility),
3.46%, 1/07/08(b)	3,200	3,200,000

		12,588,000

Arkansas — 0.6%
Little Rock Residential Housing & Public Facilities Board Capital Improvement RB (Park Systems Project) Series 2001 DN (Bank of America N.A. LOC),
3.52%, 1/07/08(b)	2,075	2,075,000

California — 3.0%
California GO PUTTERS Series 2007-1695 DN (JPMorgan Chase Bank Liquidity Facility),
3.62%, 1/07/08(b)(c)	195	195,000
California GO Series 2007 RAN,
4.00%, 6/30/08	7,000	7,021,413
California PCRB Solid Waste Disposal RB (Republic Services, Inc. Project) Series 2003 AMT DN (Republic Services, Inc. Guaranty),
4.15%, 1/07/08(b)	3,000	3,000,000

		10,216,413

Colorado — 1.0%
Revenue Bond Certificates (Sterling Park Apartments Project) Series 2006-6 AMT DN (AIG Retirement Services, Inc. Liquidity Facilities),
3.64%, 1/07/08(b)	1,808	1,808,000
Southglenn Metropolitan District RB Series 2007 DN (Banque Nationale de Paribas LOC),
3.47%, 1/07/08(b)	1,500	1,500,000

		3,308,000

Connecticut — 2.5%
Connecticut Health & Educational Facilities Authority RB (Yale University Project) Series 1997T-1 DN,
3.15%, 1/07/08(b)	1,100	1,100,000
Lehman RB Municipal Trust Receipts Floaters Series 2007-P12 DN (AMBAC Insurance, MBIA Insurance, Lehman Liquidity Co. Liquidity Facility),
3.81%, 1/02/08(b)(c)	7,300	7,300,000

		8,400,000

Delaware — 0.6%
Delaware Economic Development Authority RB (St. Anne’s Episcopal School Project) Series 2001 DN (Wilmington Trust Co. LOC),
3.50%, 1/07/08(b)	1,935	1,935,000

Florida — 7.8%
Cape Coral Water & Sewer RB Series 2007 ROC-RR-II-R-11097PB DN (AMBAC Insurance, PB Capital Corp. Liquidity Facility),
3.51%, 1/07/08(b)(c)	10,300	10,300,000
Greater Orlando Aviation Authority RB (Special Purpose Cessna Aircraft Project) Series 2001 AMT DN (Textron, Inc. Guaranty),
4.54%, 1/07/08(b)	3,000	3,000,000
Highlands County Health Facilities Authority RB (Adventist Health System Project) Series 2007A-2 DN,
3.47%, 1/07/08(b)	2,300	2,300,000
Hillsborough County RB (Florida Health Science Center Project) Series 2006 ROC-RR-II-R-646CE DN (Citibank N.A. Guaranty, Citibank N.A. Liquidity Facility),
3.50%, 1/07/08(b)(c)	3,400	3,400,000
Jacksonville Health Facilities Authority Hospital RB (Baptist Medical Center Project) Series 2001 DN (Wachovia Bank N.A. LOC),
3.70%, 1/02/08(b)	3,850	3,850,000
Lee County IDRB (Raymond Building Supply Corp. Project) Series 1997 AMT DN (SunTrust Bank LOC),
3.55%, 1/07/08(b)	1,165	1,165,000
Wauchula IDRB (Hardee County Center Project) Series 1993 DN (JPMorgan Chase Bank LOC),
3.43%, 1/07/08(b)	2,275	2,275,000

		26,290,000

Georgia — 0.3%
Metropolitan Atlanta Rapid Transit Authority Sales Tax RB PUTTERS Series 2002-312 DN (MBIA Insurance, JPMorgan Chase & Co. Liquidity Facility),
3.50%, 1/07/08(b)(c)	995	995,000

Idaho — 0.3%
Idaho GO Series 2007 TAN,
4.50%, 6/30/08	1,100	1,104,037

Illinois — 4.5%
Harvard Multi-Family Housing RB (Northfield Court Project) Series 1999 AMT DN (Fifth Third Bank N.A. LOC),
3.56%, 1/07/08(b)	7,350	7,350,000
Illinois Development Finance Authority PCRB (Illinois Power Co. Project) Series 1983A DN,
3.73%, 1/02/08(b)	700	700,000
Illinois Educational Facilities Authority RB Series 2007 1B-3 TECP (Dexia Bank LOC),
3.66%, 5/06/08	3,000	3,000,000

4	DECEMBER 31, 2007

Municipal Money Market Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
Illinois (Continued)
Illinois Housing Development Authority RB Series 2007H-2 AMT MB,
3.48%, 10/01/08(b)	$1,000	$1,000,000
Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB Municipal Securities Trust Certificates Series 2005A-224 DN (MBIA Insurance, Bear Stearns Capital Markets Liquidity Facility),
3.54%, 1/07/08(b)(c)	625	625,000
Quad Cities Regional Economic Development Authority RB (Whitey’s Ice Cream Manufacturing Project) Series 1995 AMT DN (Bank One N.A. LOC),
3.85%, 1/07/08(b)	410	410,000
Rockford RB (Fairhaven Christian Center Project) Series 2000 DN (JPMorgan Chase Bank LOC),
3.70%, 1/07/08(b)	1,310	1,310,000
Roselle Village IDRB (Abrasive-Form, Inc. Project) Series 1995 AMT DN (ABN-AMRO Bank N.V. LOC),
3.55%, 1/07/08(b)(d)	700	700,000

		15,095,000

Indiana — 3.7%
Dekko Foundation Educational Facilities RB Series 2001 DN (Bank One N.A. LOC),
3.65%, 1/07/08(b)	2,100	2,100,000
Elkhart County Industrial Hospital Authority RB (Oaklawn Center Project) Series 2006 DN (Citizens Financial Group, Inc. LOC),
3.47%, 1/07/08(b)	3,305	3,305,000
Hendricks County Industrial Redevelopment Commission Tax Increment RB (Heartland Crossing Project) Series 2000A DN (Huntington National Bank LOC),
3.65%, 1/07/08(b)	2,600	2,600,000
Indiana Bond Bank RB (Mid-Year Funding Program) Series 2007A RAN (Bank of New York LOC),
4.50%, 5/20/08	1,000	1,002,775
Indiana Transportation Finance Authority Highway RB UBS Municipal Certificates Floaters Series 2007A-34 DN (Landesbank Hessen-Thueringen Girozentrale Liquidity Facility),
3.50%, 1/07/08(b)(c)	2,800	2,800,000
South Bend Economic Development Authority RB (SGW Realty LLC Project) Series 1998 DN (Fifth Third Bank N.A. LOC),
3.57%, 1/07/08(b)	650	650,000

		12,457,775

Iowa — 0.6%
Iowa GO Series 2007 TRAN,
4.00%, 6/30/08	1,000	1,003,646
Urbandale IDRB (Meredith Drive Assoc. Project) Series 1985 DN (Wells Fargo Bank N.A. LOC),
3.49%, 1/07/08(b)	1,000	1,000,000

		2,003,646

Kentucky — 0.5%
Louisville & Jefferson Counties Metropolitan Government Health System RB (Norton Healthcare, Inc. Project) Series 2006 ROC-RR-II-R-651CE DN (Citibank N.A. Guaranty, Citibank N.A. Liquidity Facility),
3.50%, 1/07/08(b)(c)	250	250,000
Newport Industrial Building RB (Newport Holdings Project) Series 2001A AMT DN (Huntington National Bank LOC),
3.74%, 1/07/08(b)	1,525	1,525,000

		1,775,000

Louisiana — 3.3%
Jefferson Sales Tax District RB Series 2007 DN (AMBAC Insurance, JPMorgan Chase Bank SBPA),
3.52%, 1/07/08(b)	1,340	1,340,000

Louisiana Public Facilities Authority Refunding RB Municipal Trust Receipts Floaters (Tulane University of Louisiana Project) Series 2007I-34 DN (MBIA Insurance, Royal Bank of Canada Liquidity Facility),

3.54%, 1/07/08(b)(c)	7,000	7,000,000
Plaquemines Parish Environmental RB (BP Exploration & Oil, Inc. Project) Series 1995 AMT DN,
3.85%, 1/02/08(b)	2,800	2,800,000

		11,140,000

Maine — 0.3%
Maine School Administrative District No. 051 GO Series 2007 BAN,
3.75%, 12/30/08	1,000	1,006,259

Maryland — 4.4%
Baltimore County RB (Odyssey School Facility Project) Series 2001 DN (M&T Bank Corp. LOC),
3.50%, 1/07/08(b)	2,175	2,175,000
Baltimore County RB (St. Paul’s School for Girls Facility Project) Series 2000 DN (M&T Bank Corp. LOC),
3.47%, 1/07/08(b)	1,415	1,415,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999B DN (M&T Bank Corp. LOC),
3.45%, 1/07/08(b)	1,275	1,275,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 2001 DN (M&T Bank Corp. LOC),
3.50%, 1/07/08(b)	2,035	2,035,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 2002 DN (M&T Bank Corp. LOC),
3.45%, 1/07/08(b)	1,800	1,800,000
Maryland Health & Higher Education Facilities Authority RB (Adventist Healthcare Project) Series 2003B DN (M&T Bank Corp. LOC),
3.45%, 1/07/08(b)	5,940	5,940,000

		14,640,000

Massachusetts — 2.4%
Massachusetts GO MERLOTS Trust Receipts Series 2002A-9 DN (FSA Insurance, Wachovia Bank N.A. SBPA),
3.50%, 1/07/08(b)(c)	1,480	1,480,000

DECEMBER 31, 2007	5

Municipal Money Market Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
Massachusetts (Continued)
Massachusetts Health & Educational Facilities Authority RB Municipal Trust Receipts Floaters Series 2007-P107 DN (MBIA Insurance, Lehman Liquidity Co. Liquidity Facility),
3.79%, 1/02/08(b)(c)	$6,500	$6,500,000

		7,980,000

Michigan — 4.8%
Detroit Economic Development Corp. RB (E.H. Assoc. Ltd. Project) Series 2002 DN (First Federal Bank of Northern Michigan LOC),
3.48%, 1/07/08(b)	2,765	2,765,000
Michigan Hospital Finance Authority RB (Ascension Health Credit Group Project) Series 1999B-2 DN,
3.45%, 1/07/08(b)	1,300	1,300,000
Michigan Municipal Bond Authority GO Series 2007B-2 RAN (Scotiabank LOC),
4.50%, 8/20/08	2,400	2,412,018
Michigan Strategic Fund Ltd. Obligation RB (Apollo Plating, Inc. Project) Series 2007 AMT DN (Fifth Third Bank N.A. LOC),
3.53%, 1/07/08(b)	1,780	1,780,000
Michigan Strategic Fund Ltd. Obligation RB (Horizons of Michigan Project) Series 2001 DN (Huntington National Bank LOC),
3.67%, 1/07/08(b)	1,255	1,255,000
Michigan Strategic Fund Ltd. Obligation RB (Surefil Properties LLC Project) Series 2006 AMT DN (Huntington National Bank LOC),
3.75%, 1/07/08(b)	4,300	4,300,000
Michigan University RB Series 2005B DN,
3.40%, 1/07/08(b)	400	400,000
Wayne State University RB Munitops Trust Certificates Series 2006-61 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA),
3.49%, 1/07/08(b)(c)	2,000	2,000,000

		16,212,018

Minnesota — 0.9%
Minnesota School District Tax & Aid Anticipation Borrowing Program COP Series 2007 AAC,
4.50%, 8/28/08	3,000	3,016,308

Missouri — 1.4%
Taney County IDRB (Keeter Heights Project) Series 2006 AMT DN (U.S. Bank N.A. LOC),
3.57%, 1/07/08(b)	4,500	4,500,000

Multi-State — 2.1%
Branch Banking & Trust RB Municipal Trust Receipts Floaters Series 2007-1001 DN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility),
3.51%, 1/07/08(b)(c)	7,160	7,160,000

New Jersey — 3.0%
New Jersey GO Series 2007 TRAN,
4.50%, 6/24/08	10,000	10,041,447

New Mexico — 2.1%
New Mexico GO Series 2007 TRAN,
3.75%, 6/30/08	7,000	7,024,206

New York — 3.2%
Babylon Industrial Development Agency Resource Recovery RB (Ogden Martin Systems of Babylon, Inc. Project) Series 1998 DN (FSA Insurance, JPMorgan Chase & Co. SBPA),
3.38%, 1/07/08(b)	800	800,000
New York City GO Series 2005E-3 DN (Bank of America N.A. LOC),
3.39%, 1/07/08(b)	9,000	9,000,000
Rockland County IDRB (Northern River Assisted Living Project) Series 1999 DN (M&T Bank Corp. LOC),
3.47%, 1/07/08(b)	1,065	1,065,000

		10,865,000

North Carolina — 6.3%
Charlotte Water & Sewer System RB Munitops Trust Certificates Series 2007-10 DN (ABN-AMRO Bank N.V. SBPA),
3.49%, 1/07/08(b)(c)	4,000	4,000,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2006-1388 DN (Morgan Stanley Group Liquidity Facility),
3.50%, 1/07/08(b)	300	300,000
Guilford County Industrial Facilities PCRB (Recreational Facilities-YMCA Project) Series 2002 DN (Branch Banking & Trust Co. LOC),
3.45%, 1/07/08(b)	1,625	1,625,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 DN (Branch Banking & Trust Co. LOC),
3.45%, 1/07/08(b)	3,160	3,160,000
North Carolina Capital Facilities Finance Agency RB Municipal Trust Receipts Floaters Series 2007-1895 DN (Morgan Stanley Group Liquidity Facility),
3.50%, 1/07/08(b)(c)	4,714	4,714,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1991B DN,
3.40%, 1/07/08(b)	200	200,000
North Carolina GO Series 2003A-23 DN (Wachovia Bank N.A. SBPA),
3.50%, 1/07/08(b)(c)	300	300,000
North Carolina Medical Care Commission Health Care Facilities RB Series 2007 ROC-RR-II-R-10313 DN (Citigroup Financial Products Liquidity Facility),
3.53%, 1/07/08(b)(c)	4,300	4,300,000
North Carolina Medical Care Commission Retirement Facilities RB (United Methodist Retirement Homes Project) Series 2005B DN (Branch Banking & Trust Co. LOC),
3.45%, 1/07/08(b)	1,300	1,300,000
University of North Carolina RB Munitops Trust Certificates Series 2005-52 DN (ABN-AMRO Bank N.V. SBPA),
3.49%, 1/07/08(b)(c)	1,400	1,400,000

		21,299,000

Ohio — 2.9%
American Municipal Power, Inc. GO (Cleveland Public Power Project) Series 2007 BAN,
3.78%, 8/14/08	265	265,000
Avon GO Series 2007 BAN,
4.10%, 3/03/08	670	670,444
Belmont County GO Series 2007 BAN,
4.00%, 3/13/08	500	500,237
Butler Hospital Facilities RB (Ucpha, Inc. Project) Series 2004 DN (Huntington Capital LOC),
3.60%, 1/07/08(b)	1,700	1,700,000

6	DECEMBER 31, 2007

Municipal Money Market Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
Ohio (Continued)
Dover GO (Municipal Electric Systems Improvements Project) Series 2007 BAN,
4.25%, 6/05/08	$100	$100,218
Franklin County Health Care Facilities RB (Worthington Christian Project) Series 2007 DN (Huntington National Bank LOC),
3.65%, 1/07/08(b)	1,630	1,630,000
Madeira School District GO Municipal Trust Receipts Floaters Series 2007-K8 DN (FSA Insurance, Lehman Liquidity Co. Liquidity Facility,
3.59%, 1/07/08(b)	1,810	1,810,000
Mason GO (Downtown Improvements Project) Series 2007 BAN,
4.50%, 6/04/08	315	316,029
Newark GO Series 2007 BAN,
3.85%, 1/11/08	1,125	1,125,074
Sharonville GO Series 2007 BAN,
4.25%, 2/20/08	460	460,303
Summit County Civic Facility RB (Akron Area Electric Junction Project) Series 2001 DN (KeyBank N.A. LOC),
3.48%, 1/07/08(b)	1,225	1,225,000

		9,802,305

Oklahoma — 0.3%
Oklahoma Development Finance Authority GO (ConocoPhillips Co. Project) Series 2003 AMT DN,
3.73%, 1/07/08(b)	1,000	1,000,000

Pennsylvania — 5.3%
Butler County IDRB (Concordia Lutheran Project) Series 2000C DN (Bank of America N.A. LOC),
3.42%, 1/07/08(b)	2,000	2,000,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A DN,
3.90%, 1/07/08(b)	2,500	2,500,000
Harrisburg Authority School District RB (Harrisburg School District Project) Series 2003 DN (AMBAC Insurance, WestLB AG SBPA),
3.42%, 1/07/08(b)	1,895	1,895,000
Lancaster GO Munitops Trust Certificates Series 2007-47 DN (AMBAC Insurance, ABN-AMRO Bank N.V. LOC),
3.49%, 1/07/08(b)(c)	2,500	2,500,000
Lehigh County General Purpose Authority RB Series 2007 ROC-RR-II-R-862CE DN (Citibank N.A. Liquidity Facility, Citibank N.A. Guaranty),
3.50%, 1/07/08(b)(c)	2,295	2,295,000
Pennsylvania Economic Development Financing Authority RB UBS Municipal Certificates Floaters Series 2007-07-15 DN (Landebank Hessen-Thruingen Girozentrale Liquidity Facility),
3.50%, 1/07/08(b)(c)	2,975	2,975,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2006-92B AMT DN (Landesbank Hessen-Thueringen Girozentrale SBPA),
3.45%, 1/07/08(b)	400	400,000
Philadelphia Authority IDRB (Gift of Life Donor Program Project) Series 2003 DN (Commerce Bank N.A. LOC),
3.45%, 1/07/08(b)	1,000	1,000,000
Philadelphia Gas Works RB Series 2006-6 DN (FSA Insurance, JPMorgan Chase Bank SBPA, Wachovia Bank N.A. SBPA, Bank of Nova Scotia SBPA),
3.42%, 1/07/08(b)	2,050	2,050,000

		17,615,000

Puerto Rico — 0.3%
Commonwealth of Puerto Rico RB Municipal Securities Trust Certificates Series 2000A DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility),
3.50%, 1/07/08(b)(c)	900	900,000

South Carolina — 0.5%
Greenwood County Exempt Facility IDRB (Fuji Photo Film Project) Series 2004 AMT DN (Fuji Film Corp. Guaranty),
3.60%, 1/07/08(b)	1,500	1,500,000

Tennessee — 3.5%
Metropolitan Nashville Airport Authority RB Series 2001A MB (FGIC Insurance),
6.60%, 7/01/08	2,250	2,280,414
Municipal Energy Acquistion Corp. of Tennessee Gas RB PUTTERS Series 2006-1578 DN (Morgan Guaranty Trust LOC),
3.52%, 1/07/08(b)(c)	5,550	5,550,000
Tennergy Corp. Gas RB BNP Paribas STARS Certificates Trust Series 2006-001 DN (BNP Paribas Liquidity Facility),
3.52%, 1/07/08(b)	2,000	2,000,000
Tennergy Corp. Gas RB PUTTERS Series 2006-1258Q DN (JPMorgan Chase & Co. Liquidity Facility),
3.52%, 1/07/08(b)(c)	2,000	2,000,000

		11,830,414

Texas — 14.0%
Dallas ISD Building GO Munitops Trust Certificates Series 2006-8 DN (PSF Guaranty, ABN-AMRO Bank N.V. SBPA),
3.49%, 1/07/08(b)(c)	3,000	3,000,000
Harris County RB (Toll Road Unlimited Tax & Subordinate Lien Revenue Refunding Bonds Project) Series 2003 MB,
5.00%, 8/01/08	400	404,869
Houston Higher Education Finance Corp. RB Municipal Trust Receipts Floaters Series 2007-1914 DN (Morgan Stanley Group LOC),
3.50%, 1/07/08(b)(c)	1,684	1,684,000
Houston ISD GO (Schoolhouse Project) Series 2004 MB (PSF Guaranty, Bank of America N.A. SBPA),
3.75%, 6/16/08	2,000	2,000,000
Houston Water & Sewer System RB Municipal Trust Receipts Floaters Series 2007-2043 DN (MBIA Insurance, Branch Banking & Trust Co. Liquidity Facility),
3.50%, 1/07/08(b)(c)	1,380	1,380,000
Hutto ISD GO Series 2007-1001 DN (PSF Guaranty, Bank of New York SBPA),
3.50%, 1/07/08(b)(c)	1,000	1,000,000
Lower Colorado River Authority RB MERLOTS Trust Receipts Series 2000 DN (FSA Insurance, Wachovia Bank N.A. SBPA),
3.50%, 1/07/08(b)(c)	3,385	3,385,000
Lower Neches Valley Authority PCRB (Chevron USA, Inc. Project) Series 1987 DN (Chevron Corp. Guaranty),
3.79%, 2/15/08(b)	1,135	1,135,000
North Texas Tollway Authority GO Series 2007 BAN,
4.12%, 11/19/08	10,000	10,002,439
Red River Education Finance RB (Texas Christian University Project) Series 2000 DN,
3.40%, 1/07/08(b)	2,100	2,100,000

DECEMBER 31, 2007	7

Municipal Money Market Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
Texas (Continued)
Texas GO Series 2007 TRAN,
4.50%, 8/28/08	$15,000	$15,077,527
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 ROC-RR-II-R-10014 DN (Dexia Credit Local Liquidity Facility),
3.57%, 1/07/08(b)(c)	2,100	2,100,000
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 ROC-RR-II-R-10015 DN (Landesbank Hessen-Thueringen Girozentrale Liquidity Facility),
3.57%, 1/07/08(b)(c)	1,100	1,100,000
Texas Public Finance Authority RB Series 2003A MB (FSA Insurance),
5.00%, 6/15/08	2,500	2,513,334

		46,882,169

Virginia — 1.3%
Chesapeake Bay Bridge & Tunnel Commonwealth District RB MERLOTS Trust Receipts Series 2003 DN (MBIA Insurance, Wachovia Bank N.A. Liquidity Facility),
3.50%, 1/07/08(b)(c)	695	695,000
Norfolk Redevelopment & Housing Authority Multi-Family Housing RB (Residential Rental Project) Series 2003 AMT DN (SunTrust Bank LOC),
3.59%, 1/07/08(b)	1,968	1,968,000
Virginia College Building Authority Educational Facilities RB Series 2003-379 DN (JPMorgan Chase & Co. LOC),
3.51%, 1/07/08(b)	1,870	1,870,000

		4,533,000

Washington — 1.5%
Washington Economic Development Finance Authority RB Series 2006-1531 DN (Morgan Stanley Group LOC),
3.50%, 1/07/08(b)(c)	1,334	1,334,500
Washington GO PUTTERS Series 2006-1492 DN (AMBAC Insurance, JPMorgan Chase Bank Liquidity Facility),
3.51%, 1/07/08(b)(c)	1,355	1,355,000
Washington Housing Finance Commission Non-Profit RB (Eastside Catholic School Project) Series 2007A DN (KeyBank N.A. LOC),
3.46%, 1/07/08(b)	1,000	1,000,000
Washington Housing Finance Commission Non-Profit RB (Eastside Catholic School Project) Series 2007B DN (KeyBank N.A. LOC),
3.48%, 1/07/08(b)	1,200	1,200,000
Yakima County Public Corp. RB (Michelsen Packaging Co. Project) Series 2000 AMT DN (Bank of America N.A. LOC),
3.58%, 1/07/08(b)	315	315,000

		5,204,500

West Virginia — 1.0%
Kanawha County RB (Bible Center Church Project) Series 2006 DN (Huntington National Bank LOC),
3.65%, 1/07/08(b)	3,200	3,200,000

Wisconsin — 1.6%
Amery IDRB (Plastech Corp. Project) Series 1997 AMT DN (U.S. Bank N.A. LOC),
3.74%, 1/07/08(b)	2,000	2,000,000
Mequon IDRB (Johnson Level GRW Investment Project) Series 1995 AMT DN (Bank One N.A. LOC),
3.70%, 1/07/08(b)	355	355,000
Sheboygan Falls IDRB (HTT, Inc. Project) Series 2007A AMT DN (U.S. Bank N.A. LOC),
3.56%, 1/07/08(b)	1,890	1,890,000
Wisconsin GO Series 2007 MB,
4.50%, 6/16/08	1,100	1,103,679

		5,348,679

Wyoming — 0.6%
Campbell County IDRB (Two Elk Partners Project) Series 2007 MB (Citibank N.A. LOC),
3.65%, 11/28/08	2,000	2,000,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENT — 98.0%
(Cost $ 329,196,176)		329,196,176

Affiliated Investment — 0.3%
Multi-State — 0.3%
Municipal Securities Pool Trust Receipts RB Series 2004-18 DN (Multiple Insurers, Societe Generale Group SBPA),
3.55%, 1/07/08(b)(c)
(Cost $ 975,000)	975	975,000

TOTAL INVESTMENTS IN SECURITIES — 98.3%
(Cost $330,171,176(a))		330,171,176
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.7%		5,752,447

NET ASSETS — 100.0%		$335,923,623

(a)	Aggregate cost for federal income tax purposes.
(b)	Rate shown is the rate as of December 31, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of December 31, 2007, the Portfolio held 31.7% of its net assets, with a current market value of $106,635,500, in securities restricted as to resale.
(d)	Security restricted as to public resale. These securities are ineligible for resale into the public market until such time that either (i) a resale Registration Statement has been filed with the SEC and declared effective or (ii) resale is permitted under Rule 144A without the need for an effective registration statement. As of December 31, 2007, the Portfolio held 0.2% of its net assets, with a current market value of $700,000 and an original cost of $700,000 in these securities.

8	DECEMBER 31, 2007

New Jersey Municipal Money Market Portfolio
Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds — 94.8%
New Jersey — 94.8%
Alexandria Township GO Series 2007 BAN,
4.00%, 12/17/08	$200	$201,617
Berkley Heights Township GO Series 2007 BAN,
4.12%, 2/20/08	200	200,094
Chester Township Board of Education GO Series 2007 GAN,
4.12%, 8/15/08	515	516,092
Clark Township GO Series 2007 BAN,
4.00%, 3/28/08	450	450,319
Demarest School District GO Series 2007 TAN,
4.00%, 7/11/08	295	295,298
East Brunswick Township GO Series 2008 BAN,
4.00%, 1/10/08	3,305	3,305,562
3.50%, 1/09/09	1,805	1,813,899
East Windsor Township GO Series 2007 BAN,
3.75%, 11/28/08	1,300	1,304,553
Edgewater GO Series 2007 BAN,
4.00%, 6/13/08	395	395,425
Egg Harbor GO Series 2007 BAN,
4.00%, 2/15/08	678	677,901
Elmwood Park GO Series 2007 TAN,
3.75%, 11/14/08	950	953,594
Essex County Utilities Authority GO Series 2007 MB,
3.75%, 11/14/08	750	752,516
Evesham Township GO Series 2007 BAN,
4.12%, 8/08/08	605	606,244
Hillsborough Township GO Series 2007 BAN,
3.75%, 12/12/08	140	140,834
Howell Township GO Series 2007B BAN,
4.00%, 9/16/08	705	706,296
Howell Township GO Series 2007 TAN,
4.00%, 3/06/08	740	740,396
Hudson County Improvement Authority RB (Essential Purpose Pooled Government Project) Series 1986 DN (Bank of New York LOC),
3.33%, 1/07/08(b)	10,020	10,020,000
Keyport GO Series 2007 BAN,
4.12%, 8/08/08	980	981,955
Kinnelon GO Series 2007 BAN,
4.25%, 2/29/08	290	289,938
Lakewood Township GO Series 2007 BAN,
4.25%, 7/11/08	250	250,568
Long Beach Township GO Series 2007A BAN,
3.50%, 12/18/08	160	160,611
Lower Township GO Series 2007 BAN,
4.00%, 5/30/08	430	430,475
Maple Shade Township GO Series 2007 BAN,
4.00%, 8/01/08	560	560,721
Mercer County GO Series 2007B BAN,
3.50%, 6/13/08	750	751,817
Mercer County Improvement Authority RB (Atlantic Foundation Project) Series 1998 DN (MBIA Insurance, Bank of America N.A. LOC),
3.97%, 1/07/08(b)	12,460	12,460,000
Middlesex County GO Series 2007 BAN,
3.75%, 3/27/08	2,500	2,502,328
4.00%, 5/23/08	475	475,536
Montville Township GO Series 2007 BAN,
4.00%, 5/23/08	487	487,725
Morristown GO Series 2007 TAN,
4.00%, 2/13/08	350	350,119
New Jersey Economic Development Authority Multi-Mode IDRB (V&S Amboy Galvanizing LLC Project) Series 1999 AMT DN (KeyBank N.A. LOC),
3.55%, 1/07/08(b)	1,545	1,545,000
New Jersey Economic Development Authority RB (Airis Newark LLC Project) Series 1998 AMT DN (AMBAC Insurance, Kredietbank N.V. LOC),
3.43%, 1/07/08(b)	2,400	2,400,000
New Jersey Economic Development Authority RB (Applewood Estates Project) Series 2005 DN (Commerce Bank N.A. LOC),
3.33%, 1/07/08(b)	3,650	3,650,000
New Jersey Economic Development Authority RB (Cedar Crest Village, Inc. Project) Series 2006B DN (Sovereign Bank LOC, Bank of New York LOC),
3.37%, 1/07/08(b)	8,200	8,200,000
New Jersey Economic Development Authority RB (Frisch School Project) Series 2006 DN (Princeton University Guaranty, Kredietbank N.V. LOC, Sovereign Bank LOC),
3.35%, 1/07/08(b)	1,550	1,550,000
New Jersey Economic Development Authority RB (Hamilton Industrial Development Project) Series 1998 DN (Wachovia Bank N.A. LOC),
3.53%, 1/07/08(b)	1,340	1,340,000
New Jersey Economic Development Authority RB (J. James Realty Co. Project) Series 1998 AMT DN (Wachovia Bank N.A. LOC),
3.53%, 1/07/08(b)	410	410,000
New Jersey Economic Development Authority RB (Jacea LLC Project) Series 2004 DN (Wachovia Bank N.A. LOC),
3.53%, 1/07/08(b)	3,190	3,190,000
New Jersey Economic Development Authority RB (Lawrenceville School Project) Series 1996B DN (JPMorgan Chase Bank SBPA),
3.35%, 1/02/08(b)	1,900	1,900,000
New Jersey Economic Development Authority RB (Macon Trust Project) Series 2005H DN (FGIC Insurance, Bank of America N.A. LOC),
3.47%, 1/07/08(b)(c)	625	625,000
New Jersey Economic Development Authority RB (Morris Museum Project) Series 2006 DN (JPMorgan Chase Bank LOC),
3.37%, 1/07/08(b)	3,300	3,300,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2000 AMT DN (M&T Bank Corp. LOC),
3.47%, 1/07/08(b)	2,650	2,650,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2001 AMT DN (M&T Bank Corp. LOC),
3.47%, 1/07/08(b)	1,025	1,025,000
New Jersey Economic Development Authority RB (Paddock Realty LLC Project) Series 2006 AMT DN (Wells Fargo Bank N.A. LOC),
3.62%, 1/07/08(b)	1,300	1,300,000
New Jersey Economic Development Authority RB (Pennington Montessori School Project) Series 1998 DN (Wachovia Bank N.A. LOC),
3.53%, 1/07/08(b)	1,045	1,045,000
New Jersey Economic Development Authority RB (Presbyterian Homes Project) Series 2006 DN (Commerce Bank LOC),
3.42%, 1/07/08(b)	1,000	1,000,000
New Jersey Economic Development Authority RB (School Facilities Construction Project) UBS Municipal Certificates Floaters Series 2007-07-36 DN (Banque Nationale de Paribas SBPA),
3.50%, 1/07/08(b)	1,700	1,700,000

DECEMBER 31, 2007	9

New Jersey Municipal Money Market Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
New Jersey (Continued)
New Jersey Economic Development Authority RB (Stuart Country Day School Project) Series 2002 DN (Allied Irish Bank Plc LOC),
3.36%, 1/07/08(b)	$1,640	$1,640,000
New Jersey Economic Development Authority RB MERLOTS Trust Receipts Series 2007D-41 DN (FSA Insurance, Wachovia Bank N.A. SBPA),
3.50%, 1/07/08(b)(c)	6,000	6,000,000
New Jersey Economic Development Authority RB Series 2004 ROC-RR-II-R-309 DN (Assured Guaranty Ltd. Insurance, Citibank N.A. Liquidity Facility),
3.50%, 1/07/08(b)(c)	5,565	5,565,000
New Jersey Economic Development Authority RB Series 2006 DN (Morgan Stanley Group Liquidity Facility),
3.48%, 1/07/08(b)	2,200	2,200,000
New Jersey Economic Development Authority Thermal Energy Facilities RB (Marina Energy LLC Project) Series 2001A AMT DN (Wachovia Bank N.A. LOC),
3.43%, 1/07/08(b)	1,100	1,100,000
New Jersey Economic Development Authority Thermal Energy Facilities RB (Thermal Energy LP Project) Series 1995 AMT DN (Bank One N.A. LOC),
3.50%, 1/07/08(b)	500	500,000
New Jersey Educational Facilities Authority RB (Princeton University Project) Series 2001B DN,
3.50%, 1/02/08(b)	200	200,000
New Jersey Environmental Infrastructure Trust RB Series 2004-585 AMT DN (JPMorgan Chase Bank Liquidity Facility),
3.47%, 1/07/08(b)	3,980	3,980,000
New Jersey GO Municipal Trust Receipts Floaters Series 2007-2209 DN (Morgan Stanley Municipal Funding Liquidity Facility),
3.48%, 1/07/08(b)(c)	1,000	1,000,000
New Jersey GO Series 2007 TRAN,
4.50%, 6/24/08	6,000	6,024,868
New Jersey Health Care Facilities Financing Authority RB (Meridian Health System Project) Series 2003B DN (Fleet National Bank LOC),
3.29%, 1/07/08(b)	6,200	6,200,000
New Jersey Health Care Facilities Financing Authority RB (South Jersey Hospital Systems Project) Series 2004A-4 DN (Wachovia Bank N.A. LOC),
3.39%, 1/07/08(b)	200	200,000
New Jersey Health Care Facilities Financing Authority RB (St. Joseph’s Project) Series 2003A-6 DN (Valley National Bank LOC),
3.46%, 1/07/08(b)	1,005	1,005,000
New Jersey Health Care Facilities Financing Authority RB (Virtua Health Project) Series 2004 DN (Wachovia Bank N.A. LOC),
3.38%, 1/07/08(b)	4,030	4,030,000

New Jersey Health Care Facilities Financing Authority RB Municipal Trust Receipts Floaters (The Society of the Valley Hospital Issue Project) Series 2002-702 DN (MBIA Insurance, Morgan Stanley Group Liquidity Facility),

3.48%, 1/07/08(b)(c)	900	900,000
New Jersey Health Care Facilities Financing Authority RB P-Float Trust Receipts (Bayonnne Hospital Project) Series 2005L-26UD DN (FSA Insurance, Lehman Liquidity Co. Liquidity Facility),
3.14%, 1/07/08(b)(c)	3,800	3,800,000
New Jersey Health Care Facilities Financing Authority RB Series 2004-943 DN (FGIC Insurance, Morgan Stanley Group Liquidity Facility),
3.53%, 1/07/08(b)(c)	4,080	4,079,500
New Jersey Housing & Mortgage Finance Agency Multi-Family RB Series 2005-1012 DN (FGIC Insurance, Morgan Stanley Group Liquidity Facility),
3.72%, 1/07/08(b)(c)	1,380	1,380,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2007 DN (Banque Nationale de Paris SBPA),
3.43%, 1/07/08(b)	6,000	6,000,000
New Jersey Housing & Mortgage Finance Agency RB MERLOTS Trust Receipts Series 2000A-2 DN (MBIA Insurance, Wachovia Bank N.A. SBPA),
3.55%, 1/07/08(b)(c)	340	340,000
New Jersey Sports & Exposition Authority State Contract RB Series 1992C DN (MBIA Insurance, Credit Suisse SBPA),
3.33%, 1/07/08(b)	1,085	1,085,000
New Jersey Transportation Trust Fund Authority Capital Appreciation RB Series 2006 ROC-RR-II-R-684Z DN (AMBAC Insurance, Citibank N.A. Liquidity Facility),
3.50%, 1/07/08(b)(c)	590	590,000
New Jersey Transportation Trust Fund Authority Capital Appreciation RB Series 2007DB-447 DN (FSA Insurance, AMBAC Insurance, Deutsche Bank Liquidity Facility),
3.49%, 1/07/08(b)(c)	3,750	3,750,000
New Jersey Transportation Trust Fund Authority RB MERLOTS Trust Receipts Series 2007D-70 DN (MBIA Insurance, Wachovia Bank N.A. SBPA),
3.50%, 1/07/08(b)(c)	1,600	1,600,000
New Jersey Transportation Trust Fund Authority RB Municipal Trust Receipts Floaters Series 2007-2086 DN (AMBAC Insurance, Morgan Stanley Municipal Funding Liquidity Facility),
3.48%, 1/07/08(b)(c)	8,700	8,700,000
New Jersey Transportation Trust Fund Authority RB PUTTERS Series 2001-241 DN (FSA Insurance, JPMorgan Chase & Co. Liquidity Facility),
3.46%, 1/07/08(b)(c)	4,945	4,945,000
New Jersey Turnpike Authority RB Series 2006 DN (FSA Insurance, Dexia Credit Local SBPA),
3.35%, 1/07/08(b)	5,500	5,500,000
Newark Housing Authority Port Newark Marine Terminal Additional Rent-Backed RB Municipal Trust Receipts Floaters (Newark Redevelopment Project) Series 2007-2044 DN (MBIA Insurance),
3.48%, 1/07/08(b)(c)	555	555,000
North Bergen Township Municipal Sewer Utilities Authority RB Series 2007 MB,
4.25%, 1/15/08	1,000	1,000,212
North Wildwood GO Series 2007 BAN,
3.75%, 12/12/08	1,100	1,106,148
Ocean City GO Series 2007 BAN,
4.00%, 3/14/08	400	400,254
Pennsauken Township GO Series 2007A BAN,
4.00%, 9/10/08	1,220	1,222,435
Pilesgrove Township GO Series 2007 BAN,
4.00%, 8/28/08	1,100	1,101,042

10	DECEMBER 31, 2007

New Jersey Municipal Money Market Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
New Jersey (Continued)
Port Authority of New York & New Jersey RB Eagle Trust Receipts Series 2006A-107 AMT DN (Landesbank Hessen-Thuringen Girozentrale Liquidity Facility),
3.57%, 1/07/08(b)(c)	$2,000	$2,000,000
Port Authority of New York & New Jersey RB Floaters Series 2007-111TP AMT DN (CIFG GO of Authority Insurance, Wells Fargo Bank N.A. Liquidity Facility),
3.57%, 1/07/08(b)(c)	1,000	1,000,000
Port Authority of New York & New Jersey RB PUTTERS Series 2005-1089 DN (CIFG Insurance, JPMorgan Chase & Co. Liquidity Facility),
3.54%, 1/07/08(b)(c)	1,745	1,745,000
Port Authority of New York & New Jersey RB Series 2006-1546 DN (JPMorgan Chase Bank Liquidity Facility),
3.46%, 1/07/08(b)	1,300	1,300,000
Port Authority of New York & New Jersey Special Obligation RB (Versatile Structure Obligation Project) Series 1996-4 AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA),
3.65%, 1/02/08(b)	600	600,000
Port Authority of New York & New Jersey TECP,
2.88%, 2/04/08	2,000	2,000,000
3.45%, 2/05/08	2,000	2,000,000
Rahway GO Series 2007 BAN,
4.25%, 6/24/08	310	310,613
Ringwood Borough GO Series 2007 BAN,
3.75%, 11/07/08	800	802,563
Rutgers State University RB Series 2002A DN (Landesbank Hessen-Thuringen Girozentrale SBPA),
3.47%, 1/02/08(b)	400	400,000
Rutherford Borough GO Series 2007 BAN,
3.50%, 7/01/08	300	300,602
4.00%, 7/17/08	685	685,782
Salem County Pollution Control Financing Authority RB (Atlantic City Electric Co. Project) Series 1997B AMT DN (MBIA Insurance, Bank of New York LOC),
3.45%, 1/07/08(b)	890	890,000
South Bound Brook GO Series 2007 BAN,
4.00%, 8/22/08	395	395,657
Summit GO Series 2007 BAN,
3.75%, 12/12/08	530	532,766
Tinton Falls GO Series 2007 BAN,
4.12%, 3/06/08	542	542,356
Tuckerton GO Series 2007 BAN,
4.00%, 6/20/08	546	546,539
Waldwick GO Series 2007 BAN,
4.00%, 6/20/08	470	470,444
Washington Township GO Series 2007 BAN,
4.00%, 10/24/08	1,039	1,043,151
3.25%, 12/26/08	350	350,732
West Paterson GO Series 2007 TAN,
4.00%, 2/22/08	530	530,183
Westfield GO Series 2007 BAN,
4.00%, 7/18/08	775	777,011
Woodbury School District GO Series 2007 GAN,
4.00%, 12/04/08	600	603,264
TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 94.8%
(Cost $187,138,555)		187,138,555

Affiliated Investments — 7.4%
New Jersey — 7.4%
New Jersey Economic Development Authority RB P-Float Trust Receipts Series 2004 MT-035 DN (Assured Guaranty Ltd. Insurance, Landesbank Hessen-Thueringen Girozentrale SBPA),
3.45%, 1/07/08(b)	6,795	6,795,000
Port Authority of New York & New Jersey RB P-Float Trust Receipts Series 2004-056 DN (FGIC Insurance, Banque Nationale de Paribas SBPA),
3.48%, 1/07/08(b)(c)	7,855	7,855,000

TOTAL AFFILIATED INVESTMENTS
(Cost $14,650,000)		14,650,000

TOTAL INVESTMENTS IN SECURITIES — 102.2%
(Cost $201,788,555(a))		201,788,555
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(4,332,886)

NET ASSETS — 100.0%		$197,455,669

(a)	Aggregate cost for federal income tax purposes.
(b)	Rate shown is the rate as of December 31, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of December 31, 2007, the Portfolio held 28.6% of its net assets, with a current market value of $56,429,500, in securities restricted as to resale.

DECEMBER 31, 2007	11

North Carolina Municipal Money Market Portfolio
Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds — 99.5%
North Carolina — 95.9%
Carrboro GO Series 2007 BAN,
3.75%, 8/27/08	$715	$716,274
Charlotte COP (Transit Projects Phase II Project) Series 2005F DN (Depfa Bank Plc SBPA),
3.35%, 1/07/08(b)	465	465,000
Charlotte Water & Sewer System GO Series 2007 TECP,
3.05%, 7/22/08	3,500	3,500,000
Charlotte Water & Sewer System RB Munitops Trust Certificates Series 2007-10 DN (ABN-AMRO Bank N.V. SBPA),
3.49%, 1/07/08(b)(c)	2,000	2,000,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2005B DN (Bank of America N.A. SBPA),
3.70%, 1/02/08(b)	3,780	3,780,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2005C DN (Bank of America N.A. SBPA),
3.74%, 1/02/08(b)	800	800,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2005D DN (Bank of America N.A. SBPA),
3.68%, 1/02/08(b)	1,410	1,410,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2006-1388 DN (Morgan Stanley Group Liquidity Facility),
3.50%, 1/07/08(b)	2,900	2,900,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2007F DN (FSA Insurance, Dexia Credit Local SBPA),
3.45%, 1/02/08(b)	920	920,000
Columbus County Water & Sewer District GO Series 2007 BAN,
4.00%, 2/06/08	1,200	1,200,353
East Moore Water District GO Series 2007 BAN,
4.25%, 4/02/08	2,100	2,102,094
Fayetteville Public Works Commission RB Series 2003A DN (FSA Insurance, Dexia Credit Local SBPA),
3.47%, 1/07/08(b)	400	400,000
Greensboro GO Series 2007B BAN,
3.75%, 2/01/08	670	670,137
Guilford County GO Series 2005B DN (Wachovia Bank N.A. SBPA),
3.48%, 1/07/08(b)	3,000	3,000,000
Hertford GO Series 2007 BAN,
4.00%, 3/19/08	200	200,189
Mecklenburg County GO Series 1996C DN (Bank of America N.A. LOC),
3.48%, 1/07/08(b)	2,200	2,200,000
Mecklenburg County GO Series 2005B DN (Wachovia Bank N.A. SBPA),
3.43%, 1/07/08(b)	515	515,000
Mecklenburg County GO Series 2006A DN (DEPFA Bank Plc SBPA),
3.43%, 1/07/08(b)	150	150,000
New Hanover County COP Series 2007 DN (DEFPA Bank Plc SBPA),
3.43%, 1/07/08(b)	1,300	1,300,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 DN (Branch Banking & Trust Co. LOC),
3.45%, 1/07/08(b)	790	790,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Megellan Charter School Project) Series 2007 DN (Wachovia Bank N.A. LOC),
3.50%, 1/07/08(b)	1,300	1,300,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 DN (Branch Banking & Trust Co. LOC),
3.45%, 1/07/08(b)	1,150	1,150,000
North Carolina Capital Facilities Finance Agency RB (Aquarium Society Project) Series 2004 DN (Bank of America N.A. LOC),
3.48%, 1/07/08(b)	3,515	3,515,000
North Carolina Capital Facilities Finance Agency RB Eagle Trust Receipts Series 2006A DN (Citibank N.A. Liquidity Facility),
3.51%, 1/07/08(b)(c)	1,000	1,000,000
North Carolina Capital Facilities Finance Agency RB Municipal Trust Receipts Floaters Series 2007-1894 DN (Morgan Stanley Group Liquidity Facility),
3.50%, 1/07/08(b)(c)	405	405,000
North Carolina Capital Facilities GO Series 2007A-1 TECP,
3.23%, 3/05/08	1,000	1,000,000
North Carolina Eastern Municipal Power Systems RB Series 2007 ROC-RR-II-11246 DN (FGIC Insurance, Citibank N.A. Liquidity Facility),
3.56%, 1/07/08(b)(c)	5	5,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1987A DN,
3.40%, 1/07/08(b)	5,600	5,600,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1991B DN,
3.40%, 1/07/08(b)	3,000	3,000,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1992A DN,
3.40%, 1/07/08(b)	1,200	1,200,000
North Carolina GO Series 2003A-23 DN (Wachovia Bank N.A. SBPA),
3.50%, 1/07/08(b)(c)	800	800,000
North Carolina HFA RB (Home Ownership Project) Series 2003-17-C AMT DN (Bank of America N.A. Liquidity Facility),
3.48%, 1/07/08(b)	350	350,000
North Carolina Infrastructure Finance Corp. COP (Correctional Facilities Project) PUTTERS Series 2005-918 DN (JPMorgan Chase & Co. Liquidity Facility),
3.51%, 1/07/08(b)	845	845,000
North Carolina Infrastructure Finance Corp. COP (Correctional Facilities Project) Series 2004A MB,
4.00%, 2/01/08	1,185	1,185,376
North Carolina Medical Care Commission Health System RB (Mission Health Combined Group Project) UBS Municipal Certificates Floaters Series 2007-07-1021 DN (Bank of New York SBPA),
3.50%, 1/07/08(b)(c)	1,200	1,200,000
North Carolina Medical Care Commission Health Care Facilities RB (Duke University Health System Project) Series 2005A DN,
3.46%, 1/07/08(b)	250	250,000

12	DECEMBER 31, 2007

North Carolina Municipal Money Market Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
North Carolina (Continued)
North Carolina Medical Care Commission Health Care Facilities RB (Duke University Health System Project) Series 2005B DN,
3.46%, 1/07/08(b)	$700	$700,000
North Carolina Medical Care Commission Health Care Facilities RB (Novant Health Group Project) Series 2004A DN (JPMorgan Chase Bank SBPA),
3.47%, 1/07/08(b)	1,300	1,300,000
North Carolina Medical Care Commission Health Care Facilities RB (Novant Health Group Project) Series 2004B DN (Morgan Guaranty Trust LOC),
3.48%, 1/07/08(b)	4,000	4,000,000
North Carolina Medical Care Commission Health Care Facilities RB (Watauga Medical Center Project) Series 2005 DN (Wachovia Bank N.A. LOC),
3.45%, 1/07/08(b)	1,000	1,000,000
North Carolina Medical Care Commission Health Care Facilities RB Series 2007 ROC-RR-II-R-10313 DN (Citigroup Financial Products Liquidity Facility),
3.53%, 1/07/08(b)(c)	3,700	3,700,000
North Carolina Medical Care Commission Hospital RB (Aces-Pooled Equipment Financing Project) Series 1985 DN (MBIA Insurance, KBC Bank N.V. SBPA),
3.40%, 1/07/08(b)	500	500,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health Systems Project) Series 2001B DN (Chase Manhattan Bank LOC),
3.40%, 1/07/08(b)	200	200,000
North Carolina Medical Care Commission Retirement Facilities RB (Aldersgate Project) Series 2001 DN (Branch Banking & Trust Co. LOC),
3.45%, 1/07/08(b)	4,500	4,500,000
North Carolina Medical Care Commission Retirement Facilities RB (United Church Homes & Services Project) Series 2007 DN (Branch Banking & Trust Co. LOC),
3.45%, 1/07/08(b)	500	500,000
North Carolina Medical Care Commission Retirement Facilities RB (United Methodist Retirement Homes Project) Series 2005B DN (Branch Banking & Trust Co. LOC),
3.45%, 1/07/08(b)	625	625,000
Oneals Water District GO Series 2007 BAN,
3.75%, 7/23/08	885	886,203
Raleigh Comb Enterprise System RB Eagle Trust Receipts Series 2007A-0010 DN (Landesbank Hessen-Thueringen Girozentrale Liquidity Facility),
3.49%, 1/07/08(b)	1,275	1,275,000
Sampson County COP Eclipse Funding Trust Series 2006-0160 DN (FSA Insurance, U.S. Bank N.A. Liquidity Facility),
3.60%, 1/07/08(b)(c)	700	700,000
Spring Lake GO Series 2007 BAN,
3.90%, 5/21/08	300	300,407
Trinity GO Series 2007 BAN,
4.25%, 4/23/08	500	500,583
University of North Carolina Chapel Hill Hospital RB Series 2001B DN,
3.40%, 1/07/08(b)	190	190,000
University of North Carolina Chapel Hill Hospital RB Series 2001B DN (Landesbank Hessen-Thuringen Girozentrale LOC),
3.74%, 1/07/08(b)	700	700,000
University of North Carolina RB Munitops Trust Certificates Series 2005-52 DN (ABN-AMRO Bank N.V. SBPA),
3.49%, 1/07/08(b)(c)	2,600	2,600,000
Wake County GO Series 2006B DN (Lloyds TSB Bank Plc SBPA),
3.40%, 1/07/08(b)	1,900	1,899,928
Wake County HFA RB (Casa Melvid Multi-Family Housing Project) Series 2001A AMT DN (SunTrust Bank LOC),
3.54%, 1/07/08(b)	400	400,000
Washington County Industrial Facilities PCRB (Mackey’s Ferry Sawmill, Inc. Project) Series 1997 AMT DN (Wachovia Bank N.A. LOC),
3.55%, 1/07/08(b)	330	330,000
Wilmington GO Series 2002 DN (Wachovia Bank N.A. SBPA),
3.40%, 1/07/08(b)	300	300,000
Winston-Salem Water & Sewer Systems RB Series 2002C DN (Dexia Credit Local LOC),
3.48%, 1/07/08(b)	2,110	2,110,000

		81,041,544

Puerto Rico — 3.6%
Commonwealth of Puerto Rico GO Series 2007 TRAN (Multiple LOCs),
4.25%, 7/30/08	3,000	3,014,406

TOTAL INVESTMENTS IN SECURITIES — 99.5%
(Cost $84,055,950(a))		84,055,950
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		416,773

NET ASSETS — 100.0%		$84,472,723

(a)	Aggregate cost for federal income tax purposes.
(b)	Rate shown is the rate as of December 31, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of December 31, 2007, the Portfolio held 14.7% of its net assets, with a current market value of $12,410,000, in securities restricted as to resale.

DECEMBER 31, 2007	13

Ohio Municipal Money Market Portfolio
Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds — 87.1%
Ohio — 87.1%
American Municipal Power, Inc. GO (Amherst City Project) Series 2007 BAN,
3.50%, 11/25/08	$150	$150,000
American Municipal Power, Inc. GO (Bowling Green Project) Series 2007 BAN,
3.50%, 11/25/08	550	550,000
American Municipal Power, Inc. GO (Hubbard Project) Series 2007 BAN,
3.70%, 9/25/08	175	175,000
American Municipal Power, Inc. GO (Oberlin Project) Series 2007 BAN,
3.50%, 12/04/08	115	115,000
American Municipal Power, Inc. GO (St. Mary’s Electric System Project) Series 2007 BAN,
3.70%, 10/02/08	145	145,000
American Municipal Power, Inc. GO Series 2007 BAN,
3.50%, 10/30/08	600	600,000
American Municipal Power, Inc. RB (Brewster Village Project) Series 2007 BAN,
3.70%, 1/10/08	495	495,000
American Municipal Power, Inc. RB (Combustion Turbine Project) Series 2006 DN (KeyBank N.A. LOC),
3.43%, 1/07/08(b)	620	620,000
American Municipal Power, Inc. RB (Electric Systems Project) Series 2007 BAN,
3.85%, 8/15/08	1,200	1,200,000
American Municipal Power, Inc. RB (Lodi Village Project) Series 2007 BAN,
3.75%, 3/13/08	250	250,000
American Municipal Power, Inc. RB (Prepayment Project) Series 2007A BAN,
5.00%, 2/01/08	3,000	3,002,947
American Municipal Power. Inc. GO (Shelby Project) Series 2007 BAN,
3.45%, 11/13/08	1,500	1,500,000
Austin COP Series 2007-155 DN (FSA Insurance, Bank of America N.A. LOC),
3.50%, 1/07/08(b)(c)	665	665,000
Avon GO Series 2007-2 BAN,
4.05%, 3/03/08	200	200,151
Avon Local School District GO (School Construction Project) Series 2007 BAN,
4.12%, 1/11/08	500	500,065
Barberton GO Series 2007 BAN,
3.75%, 11/13/08	200	200,451
Bedford Heights GO Series 2007 BAN,
3.95%, 2/14/08	50	50,015
Brooklyn IDRB (Dylon Industries, Inc. Project) Series 1999 AMT DN (KeyBank N.A. LOC),
3.55%, 1/07/08(b)	650	650,000
Brunswick GO Series 2007 BAN,
3.70%, 12/04/08	100	100,223

Buckeye Tobacco Settlement Financing Authority RB Municipal Trust Receipts Floaters Series 2007-2125 DN (Morgan Stanley Municipal Funding Liquidity Facility, Morgan Stanley Municipal Funding Guaranty),

3.52%, 1/07/08(b)	2,900	2,900,000
Buckeye Tobacco Settlement Financing Authority RB Series 2007 ROC-RR-II-R-10308 DN (Citigroup Financial Products Liquidity Facility, Citigroup Financial Products Guaranty),
3.50%, 1/07/08(b)	2,000	2,000,000
Butler County GO Series 2007 BAN,
4.10%, 8/07/08	260	261,001
Butler County Healthcare Facilities RB (Lifesphere Project) Series 2007 DN (U.S. Bank N.A. LOC),
3.46%, 1/07/08(b)	4,500	4,500,000
Celina GO Series 2007 BAN,
3.75%, 11/12/08	400	400,966
Chillicothe School District GO PUTTERS Series 2007-1670 DN (FGIC Insurance, JPMorgan Chase & Co. Liquidity Facility),
3.54%, 1/07/08(b)(c)	5,180	5,180,000
Cincinnati School District COP Series 2007 ROC-RR-II-R-12049 DN (FSA Insurance, Citigroup Financial Products Liquidity Facility),
3.56%, 1/07/08(b)	1,000	1,000,000
Cincinnati School District GO Munitops Trust Certificates Series 2003-34 DN (FSA Insurance, Bank of America N.A. SBPA),
3.46%, 1/07/08(b)	2,900	2,900,000
Cincinnati Student Loan Funding Corp. RB Series 1998A-2 AMT DN (Citibank N.A. SBPA),
3.55%, 1/02/08(b)	4,500	4,500,000
Clark County GO Series 2007 BAN,
4.02%, 2/13/08	125	125,038
4.00%, 5/08/08	300	300,282
Cleveland-Cuyahoga County Port Authority Educational Facility RB (Laurel School Project) Series 2004 DN (KeyBank N.A. LOC),
3.48%, 1/07/08(b)	1,070	1,070,000
Clinton County GO (Human Services Project) Series 2007 BAN,
4.31%, 1/24/08	375	375,133
Clinton Massie Local School District GO Series 2007 BAN,
4.00%, 11/18/08	600	602,858
Cuyahoga County Civic Facility RB (Orion Services, Inc. Project) Series 2001 DN (Bank One N.A. LOC),
3.65%, 1/07/08(b)	2,625	2,625,000
Cuyahoga County Cleveland Clinic Health System RB Series 2004B-3 DN (Bank of Nova Scotia SBPA),
3.75%, 1/02/08(b)	300	300,000
Cuyahoga County Economic Development RB (Berea Children’s Home Project) Series 2000 DN (Huntington National Bank LOC),
3.67%, 1/07/08(b)	3,010	3,010,000
Cuyahoga County Economic Development RB (Cleveland Botanical Garden Project) Series 2001 DN (M&T Bank Corp. LOC),
3.43%, 1/07/08(b)	635	635,000
Cuyahoga County IDRB (Afi Generations LLC Project) Series 2007B AMT DN (Charter One Bank N.A. LOC),
3.52%, 1/07/08(b)	2,015	2,015,000
Cuyahoga County IDRB (All Foils, Inc. Project) Series 2007A AMT DN (Charter One Bank N.A. LOC),
3.52%, 1/07/08(b)	1,000	1,000,000
Cuyahoga County IDRB (Trio Diversified Co. Project) Series 2000 AMT DN (KeyBank N.A. LOC),
3.55%, 1/07/08(b)	1,195	1,195,000

14	DECEMBER 31, 2007

Ohio Municipal Money Market Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
Ohio (Continued)
Dayton-Montgomery County Port Authority RB (DHL 2007 Project) Series 2007C AMT DN (Deutsche Post AG Guaranty),
3.64%, 1/07/08(b)	$5,000	$5,000,000
Delaware County Economic Development RB (The Columbus Zoological Park Association, Inc. Project) Series 2003 DN (Huntington National Bank LOC),
3.65%, 1/07/08(b)	3,705	3,705,000
Delaware County IDRB (Air Waves, Inc. Project) Series 1995 DN (KeyBank N.A. LOC),
3.55%, 1/07/08(b)	60	60,000
Dover GO Series 2007 BAN,
4.25%, 4/03/08	775	776,043
East Liverpool City Hospital RB Series 2006 DN (Fifth Third Bank N.A. LOC),
3.49%, 1/07/08(b)	4,200	4,200,000
Elyria GO Series 2007-2 BAN,
4.00%, 10/02/08	1,100	1,103,025
Elyria GO Series 2007 BAN,
4.25%, 7/03/08	260	260,503
Euclid GO Series 2007 BAN,
4.00%, 5/29/08	780	780,764
Fairborn GO Series 2007 BAN,
4.25%, 6/26/08	295	295,604
4.50%, 6/26/08-8/15/08	200	200,746
Franklin County Economic Development RB (Columbus Montessori Educational Center Project) Series 2000 DN (Huntington National Bank LOC),
3.52%, 1/07/08(b)	1,460	1,460,000
Franklin County Economic Development RB (Dominican Sisters Project) Series 1994 DN (Fifth Third Bank N.A. LOC),
3.48%, 1/07/08(b)	850	850,000
Franklin County Health Care Facilities RB (Heritage Day Health Centers Project) Series 2002 DN (Huntington National Bank LOC),
3.65%, 1/07/08(b)	385	385,000
Franklin County Health Care Facilities RB (Heritage Day Health Centers Project) Series 2007 DN (Huntington National Bank LOC),
3.65%, 1/07/08(b)	2,500	2,500,000
Franklin County Health Care Facilities RB (Willow Brook Christian Project) Series 2004 DN (Fifth Third Bank N.A. LOC),
3.45%, 1/07/08(b)	500	500,000
Franklin County Hospital RB Series 2006 DN (AMBAC Insurance, Landesbank Hessen-Thueringen Girozentrale SBPA),
3.45%, 1/07/08(b)	1,500	1,500,000
Franklin County Senior Housing RB (St. George on the Commons Apartments Project) Series 2007 AMT DN (Federal National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Liquidity Facility),
3.52%, 1/07/08(b)	915	915,000
Fulton County RB (Fulton Couth Health Center Project) Series 2005 DN (JPMorgan Chase Bank LOC),
3.43%, 1/07/08(b)	400	400,000
Geauga County GO (Human Services Building Project) Series 2007 BAN,
4.00%, 12/04/08	150	150,535
Geauga County GO (Safety Center Project) Series 2007 BAN,
4.00%, 8/27/08	250	250,392
Geauga County RB (Thistle Lane Project) Series 2000 AMT DN (Huntington National Bank LOC),
3.57%, 1/07/08(b)	2,210	2,210,000
Greene County IDRB (AFC Stamping & Production, Inc., Barsplice Products Project) Series 1995 AMT DN (KeyBank N.A. LOC),
3.55%, 1/07/08(b)	110	110,000
Hamilton County GO Series 2007 BAN,
4.00%, 9/11/08	1,240	1,242,074
Hamilton County Hospital Facilities RB (Children’s Hospital Medical Center Project) Series 2000 DN (JPMorgan Chase Bank LOC),
3.42%, 1/07/08(b)	500	500,000
Hamilton County Sales Tax RB Series 2007-1820 DN (AMBAC Insurance, Morgan Stanley Group LOC),
3.50%, 1/07/08(b)(c)	2,000	2,000,000
Hamilton County Sales Tax RB Series 2007 ROC-RR-II-R-8075 DN (AMBAC Insurance, Citigroup Financial Products Liquidity Facility),
3.50%, 1/07/08(b)(c)	915	915,000
Indian Lake Local School District GO (School Construction Project) Series 2007 BAN,
4.00%, 12/11/08	290	291,586
Kent GO Series 2007 BAN,
4.00%, 10/16/08	300	300,914
Lake County GO Series 2007 BAN,
4.25%, 5/15/08-7/18/08	495	496,077
Lancaster GO Series 2007 BAN,
4.00%, 10/16/08	300	301,097
Lima GO (Water System Capacity Facility) Series 2007 BAN,
4.25%, 5/29/08	1,510	1,512,071
Lorain County GO Series 2007B Highway Improvement BAN,
4.25%, 6/04/08	720	721,468
Lorain County GO Series 2007 Highway Improvement BAN,
4.25%, 3/28/08	320	320,425
Lorain County IDRB (Ohio Metallurgical Services Project) Series 2001 AMT DN (First Merit Bank N.A. LOC),
3.69%, 1/07/08(b)	1,335	1,335,000
Lucas County Economic Development RB (Hammill Manufacturing Co. Project) Series 1996 AMT DN (Fifth Third Bank N.A. LOC),
3.51%, 1/07/08(b)	655	655,000
Madeira School District GO Municipal Trust Receipts Floaters Series 2007-K8 DN (FSA Insurance, Lehman Liquidity Co. Liquidity Facility,
3.59%, 1/07/08(b)	300	300,000
Marion County GO (Legacy Crossing Project) Series 2007 BAN,
4.10%, 5/01/08	435	435,526
Marion GO Series 2007 BAN,
4.00%, 6/26/08	285	285,265
Marysville GO Series 2007 BAN,
4.25%, 3/06/08	270	270,231
Mentor GO Series 2007 BAN,
4.25%, 3/14/08	900	900,883
Mentor IDRB (Arrow Machine Co. Ltd. Project) Series 1997 DN (First Merit Bank N.A. LOC),
3.59%, 1/07/08(b)	1,055	1,055,000
Miami County GO Series 2007 BAN,
4.00%, 11/27/08	550	552,835

DECEMBER 31, 2007	15

Ohio Municipal Money Market Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
Ohio (Continued)
Muskingum County GO Series 2007 BAN,
4.46%, 1/17/08	$900	$900,253
4.00%, 9/25/08	200	201,429
4.15%, 9/25/08	205	205,797
North Ridgeville GO Series 2007-2 BAN,
4.00%, 6/05/08	285	285,315
North Ridgeville GO Series 2007-3 BAN,
3.95%, 6/05/08(d)	195	195,177
Ohio Building Authority Facilities RB (Administrative Building Fund Projects) Series 1998A MB,
5.25%, 1/07/08	55	56,535
Ohio GO (Common Schools Project) Series 2005A DN,
3.40%, 1/07/08(b)	300	300,000
Ohio Higher Educational Facility RB (Kenyon College Project) Series 1999 DN (JPMorgan Chase Bank Liquidity Facility),
3.43%, 1/07/08(b)	900	900,000
Ohio Housing Finance Agency Mortgage RB MERLOTS Trust Receipts Series 2001A-78 DN (Wachovia Bank N.A. LOC),
3.55%, 1/07/08(b)(c)	1,255	1,255,000
Ohio Housing Finance Agency Mortgage RB MERLOTS Trust Receipts Series 2005A-10 AMT DN (Wachovia Bank N.A. SBPA),
3.55%, 1/07/08(b)(c)	3,500	3,500,000
Ohio Housing Finance Agency Mortgage RB Various Certificates Series 2001 DN (Bank of America N.A. LOC),
3.52%, 1/07/08(b)(c)	1,170	1,170,000
Ohio Solid Waste RB (Republic Services, Inc. Project) Series 2005 AMT DN,
3.72%, 1/07/08(b)	1,000	1,000,000
Ohio Water Development Authority Pollution Control Facilities RB (First Energy Nuclear Project) Series 2006 AMT DN (Barclays Bank Plc LOC),
3.43%, 1/07/08(b)	125	125,000
Olmsted Falls School District GO Series 2008 BAN,
3.75%, 12/18/08	150	150,795
Painesville GO Series 2007 BAN,
4.00%, 11/07/08	200	200,820
Parma IDRB (FDC Realty Project) Series 2006 AMT DN (Huntington National Bank LOC),
3.75%, 1/07/08(b)	1,890	1,890,000
Port of Greater Cincinnati RB (Springdale Public Infrastructure Project) Series 2006 MB (U.S. Bank N.A. LOC),
3.80%, 2/01/08	2,900	2,900,000
Portage County IDRB (Action Super Abrasive Project) Series 1996 AMT DN (Huntington National Bank LOC),
3.65%, 1/07/08(b)	645	645,000
Portage County IDRB (Bauer/Hibbard Properties Ltd. Project) Series 1998 DN (National City Bank N.A. LOC),
3.64%, 1/07/08(b)	705	705,000
Portage County IDRB (Singer Steel Co. Project) Series 2007 AMT DN (Huntington National Bank LOC),
3.75%, 1/07/08(b)	2,090	2,090,000
Putnam County Health Care Facilities RB (Hilty Memorial Home Project) Series 2004 DN (LaSalle Bank N.A. LOC),
3.51%, 1/07/08(b)	3,330	3,330,000
Richland County GO (Computer Acquisition Project) Series 2007 BAN,
4.25%, 3/25/08	135	135,164
Sandusky GO Series 2007 BAN,
4.25%, 10/22/08	700	704,085
Seneca County GO Series 2007 BAN,
3.80%, 11/13/08	200	200,535
Seven Hills GO (Street Improvement Project) Series 2007 BAN,
3.45%, 12/04/08	500	500,000
Sharonville GO Series 2007 BAN,
4.25%, 7/25/08	380	380,967
Solon GO Series 2007 BAN,
3.75%, 11/20/08	850	852,543
St. Marys GO (Sanitation Improvement Project) Series 2007 BAN,
4.00%, 6/04/08	220	220,179
St. Marys School District GO Series 2007 BAN,
3.75%, 6/10/08	1,000	1,002,900
Stark County IDRB (Thakar Properties LLC Project) Series 2002 AMT DN (National City Bank N.A. LOC),
3.54%, 1/07/08(b)	2,755	2,755,000
Stark County Port Authority Economic Development RB (Slesnick Iron & Metal Project) Series 2007 AMT DN (Huntington National Bank LOC),
3.75%, 1/07/08(b)	700	700,000
Strongsville IDRB (Web Plastics Co. Project) Series 1997 DN (National City Bank N.A. LOC),
3.64%, 1/07/08(b)	475	475,000
Summit County Civic Facility RB (Akron Area Electric Junction Project) Series 2001 DN (KeyBank N.A. LOC),
3.48%, 1/07/08(b)	175	175,000
Summit County IDRB (Flutes LLC Project) Series 2002 AMT DN (M & I Marshall & Ilsley Bank LOC),
3.54%, 1/07/08(b)	1,840	1,840,000
Summit County IDRB (Jendrisak Properties Project) Series 2001 AMT DN (First Merit Bank N.A. LOC),
3.59%, 1/07/08(b)	1,600	1,600,000
Summit County IDRB (KB Compost Services, Inc. Project) Series 2001 AMT DN (KeyBank N.A. LOC),
3.55%, 1/07/08(b)	1,100	1,100,000
Summit County IDRB (Sigma Properties Project) Series 2000A AMT DN (National City Bank N.A. LOC),
3.59%, 1/07/08(b)	535	535,000
Summit County Port Authority RB (Meadow Lane Building LLC Project) Series 2003A AMT DN (KeyBank N.A. LOC),
3.55%, 1/07/08(b)	340	340,000
Tipp GO Series 2007 BAN,
4.00%, 4/24/08	205	205,185
Toledo GO Munitops Trust Certificates Series 2004-18 DN (FGIC Insurance, State Aid Withholding Guaranty, ABN-AMRO Bank N.V. SBPA),
3.85%, 1/07/08(b)(c)	2,000	2,000,000
Toledo Multi-Family Housing RB (Cherrywood Apartments Project) Series 2001 AMT DN (KeyBank N.A. LOC),
3.55%, 1/07/08(b)	2,450	2,450,000
Trumbull County IDRB (Ellwood Engineered Project) Series 2004 AMT DN (KeyBank N.A. LOC),
3.55%, 1/07/08(b)	3,100	3,100,000
Trumbull County IDRB (United Steel Service, Inc. Project) Series 2000B AMT DN (Bank One N.A. LOC),
3.85%, 1/07/08(b)	165	165,000

16	DECEMBER 31, 2007

Ohio Municipal Money Market Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
Ohio (Continued)
Union County GO Series 2007 BAN,
3.50%, 12/10/08	$345	$346,574
University of Akron General Receipts RB Series 2004 DN (FGIC Insurance, Dexia Credit Local SBPA),
3.48%, 1/07/08(b)	100	100,000
University of Cincinnati General Receipts RB Series 2007B DN (MBIA Insurance, Bayerische Landesbank Girozentrale SBPA),
3.49%, 1/07/08(b)	100	100,000
University of Toledo RB Societe Generale Trust Receipts Series 2001 SGA-125 DN (FGIC Insurance, Societe Generale Group Liquidity Facility),
3.51%, 1/07/08(b)(c)	455	455,000
Wapakoneta GO Series 2007 BAN,
3.85%, 12/04/08	255	255,568
Wapakoneta School District GO (School Improvement Project) Series 2007 BAN,
3.50%, 6/26/08	1,300	1,302,971
Warren County GO Series 2007 BAN,
4.15%, 9/05/08	200	200,522
Western Reserve Housing Development Corp. Economic RB (Trumbull Metropolitan Housing Project) Series 2003 DN (KeyBank N.A. LOC),
3.58%, 1/07/08(b)	3,310	3,310,000
Westerville GO Munitops Trust Certificates Series 2001 DN (ABN-AMRO Bank N.V. LOC),
3.46%, 1/07/08(b)(c)	200	200,000
Wilmington GO (Lowes Drive Construction Project) BAN,
4.50%, 7/25/08	255	255,994
TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 87.1%
(Cost $140,036,502)		140,036,502

Affiliated Investments — 10.9%
Ohio — 10.9%
Hamilton County Hospital Facilities RB P-Float Trust Receipts Series 2001 PT-507 DN (FSA Insurance, Svenska Handelsbanken AB SBPA),
3.97%, 1/07/08(b)(c)	4,855	4,855,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage Backed Securities Program) Series 2006F AMT DN (Citibank N.A. LOC),
3.39%, 1/07/08(b)	1,400	1,400,000

Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2007B AMT DN (Government National Mortgage Assoc. Insurance, Federal National Mortgage Assoc. Insurance, KBC Bank N.V. SBPA),

3.39%, 1/07/08(b)	11,250	11,250,000

TOTAL AFFILIATED INVESTMENTS
(Cost $17,505,000)		17,505,000

TOTAL INVESTMENTS IN SECURITIES — 98.0%
(Cost $157,541,502(a))		157,541,502
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.0%		3,256,063

NET ASSETS — 100.0%		$160,797,565

(a)	Aggregate cost for federal income tax purposes.
(b)	Rate shown is the rate as of December 31, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of December 31, 2007, the Portfolio held 13.8% of its net assets, with a current market value of $22,195,000, in securities restricted as to resale.
(d)	Security restricted as to public resale. These securities are ineligible for resale into the public market until such time that either (i) a resale Registration Statement has been filed with the SEC and declared effective or (ii) resale is permitted under Rule 144A without the need for an effective registration statement. As of December 31, 2007, the Portfolio held 0.1% of its net assets, with a current market value of $195,177 and an original cost of $195,349 in these securities.

DECEMBER 31, 2007	17

Pennsylvania Municipal Money Market Portfolio
Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds — 100.7%
Pennsylvania — 98.7%
Alleghany County Hospital Development Authority RB Series 2007-11053 DN (Citibank N.A. Guaranty, Citibank N.A. Liquidity Facility),
3.50%, 1/07/08(b)(c)	$8,000	$8,000,000
Allegheny County Hospital Development Authority RB (Dialysis Clinic, Inc. Project) Series 2000 DN (Bank of America N.A. LOC),
3.48%, 1/07/08(c)	2,000	2,000,000
Allegheny County Hospital Development Authority RB (University of Pittsburgh Medical Center Project) PUTTERS Series 2007-2327 DN (JPMorgan Chase Bank LOC, JPMorgan Chase & Co. Liquidity Facility),
3.50%, 1/07/08(b)(c)	4,000	4,000,000
Allegheny County Hospital Development Authority RB (University of Pittsburgh Medical Center Project) Series 2003B MB,
5.00%, 6/15/08	1,400	1,407,935
Allegheny County IDRB (Carnegie Museums Pittsburgh Project) Series 2005 DN (Citizens Bank of Pennsylvania LOC),
3.44%, 1/07/08(c)	3,600	3,600,000
Allegheny County IDRB (Commonwealth Development Parkway Project) Series 1994A DN (National City Bank N.A. LOC),
3.46%, 1/07/08(c)	1,300	1,300,000
Allegheny County IDRB (UPMC Health System Project) Series 2002C DN (Comerica Bank N.A. LOC),
3.44%, 1/07/08(c)	1,400	1,400,000
Berks County IDRB (Tray Pak Co. Project) Series 2001A AMT DN (Wachovia Bank N.A. LOC),
3.60%, 1/07/08(c)	1,620	1,620,000
Bermudian Springs School District GO Series 2006 DN (FSA Insurance, Royal Bank of Canada SBPA),
3.44%, 1/07/08(c)	10,500	10,500,000
Bethlehem Area School District GO Series 2007 DN (FSA Insurance, Dexia Credit Local SBPA),
3.45%, 1/07/08(c)	1,450	1,450,000
Blair County IDRB (CCK, Inc. Project) Series 2003 AMT DN (Fulton Bank LOC),
3.62%, 1/07/08(c)	1,885	1,885,000
Butler County General Authority RB Municipal Securities Trust Receipts Series 2002A DN (FSA Insurance, Societe Generale Liquidity Facility),
3.51%, 1/07/08(c)	4,350	4,350,000
Butler County General Authority RB Municipal Securities Trust Receipts Series 2007 DN (FSA Insurance, Societe Generale Liquidity Facility),
3.60%, 1/07/08(b)(c)	3,000	3,000,000
Cambria County IDA Resource Recovery RB (Cambria Cogen Co. Project) Series 1998A-2 AMT DN (Bayerische Landesbank Girozentrale LOC),
3.58%, 1/07/08(c)	16,000	16,000,000
Chester County IDA Student Housing RB (University Student Housing Ltd. Project) Series 2003 DN (Royal Bank of Scotland LOC),
3.48%, 1/07/08(c)	790	790,000
Chester County IDRB (RV Industrial, Inc. Project) Series 2001 AMT DN (M&T Bank Corp. LOC),
3.57%, 1/07/08(c)	2,200	2,200,000
City of Philadelphia TECP,
3.39%, 1/04/08	10,000	10,000,000
Crawford County IDRB (Uniplast International, Inc. Project) Series 2000 AMT DN (National City Bank N.A. LOC),
3.64%, 1/07/08(c)	900	900,000
Cumberland County Municipal Authority RB (Dickinson College Project) Series 1996B DN (Citizens Bank N.A. LOC),
3.45%, 1/07/08(c)	2,295	2,295,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A DN,
3.90%, 1/07/08(c)	100	100,000
Delaware County IDRB PUTTERS Series 2006-1497 AMT DN (FGIC Insurance, JPMorgan Chase Bank Liquidity Facility),
3.57%, 1/07/08(b)(c)	8,045	8,045,000
Delaware Valley Regional Finance Authority Local Government RB Municipal Securities Trust Receipts Series 2007A DN (Societe Generale Liquidity Facility),
3.50%, 1/07/08(b)(c)	5,500	5,500,000
East Hempfield Township IDRB (Herley Industrial, Inc. Project) Series 2001 AMT DN (M&T Bank Corp. LOC),
3.57%, 1/07/08(c)	2,355	2,355,000
East Hempfield Township IDRB (Herley Industrial, Inc. Project) Series 2005 AMT DN (M&T Bank Corp. LOC),
3.57%, 1/07/08(c)	2,700	2,700,000
Emmaus General Authority RB Series 1989A-11 DN (DEPFA Bank Plc LOC),
3.50%, 1/07/08(c)	1,100	1,100,000
Emmaus General Authority RB Series 1989B-29 DN (DEPFA Bank Plc LOC),
3.50%, 1/07/08(c)	8,500	8,500,000
Emmaus General Authority RB Series 1989F-19 DN (State Aid Withholding Insurance, DEPFA Bank Plc LOC),
3.50%, 1/07/08(c)	1,300	1,300,000
Emmaus General Authority RB Series 1989F-24 DN (DEPFA Bank Plc LOC),
3.50%, 1/07/08(c)	1,500	1,500,000
Emmaus General Authority RB Series 1989G-18 DN (DEPFA Bank Plc LOC),
3.50%, 1/07/08(c)	3,000	3,000,000
Franklin County IDRB (Chambersburg Hospital Project) Series 2000 DN (AMBAC Insurance, Wachovia Bank N.A. SBPA),
3.47%, 1/07/08(c)	1,865	1,865,000
Franklin County IDRB (Precast System Project) Series 2001A AMT DN (M&T Bank Corp. LOC),
3.57%, 1/07/08(c)	1,760	1,760,000
Geisinger Authority Health System RB (Geisinger Health System Project) Series 2005A DN (Bank of America N.A. SBPA),
3.47%, 1/07/08(c)	1,000	1,000,000
Geisinger Authority Health System RB (Geisinger Health System Project) Series 2005C DN (Wachovia Bank N.A. LOC),
3.75%, 1/02/08(c)	1,445	1,445,000
Geisinger Authority Health System RB Series 2007 ROC-RR-II-R-11013 DN (Citibank N.A. Liquidity Facility),
3.50%, 1/07/08(b)(c)	2,020	2,020,000
Horizon Hospital System Authority Health & Housing Facility RB (St. Paul Homes Project) Series 2002 DN (M&T Bank Corp. LOC),
3.47%, 1/07/08(c)	7,215	7,215,000
Horizon Hospital System Authority Health & Housing Facility RB (St. Paul Homes Project) Series 2005 DN (M&T Bank Corp. LOC),
3.47%, 1/07/08(c)	7,900	7,900,000

18	DECEMBER 31, 2007

Pennsylvania Municipal Money Market Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
Pennsylvania (Continued)
Indiana County IDRB (Conemaugh Project) Series 1997A AMT DN (Bank One N.A. LOC),
3.46%, 1/07/08(c)	$2,560	$2,560,000
Lackawanna County GO Municipal Trust Receipts Floaters Series 2007-2183 DN (FSA Insurance, Morgan Stanley Municipal Funding Liquidity Facility),
3.50%, 1/07/08(b)(c)	1,065	1,065,000
Lackawanna County IDRB (Herff Jones, Inc. Project) Series 2001 AMT DN (National City Bank N.A. LOC),
3.54%, 1/07/08(c)	2,800	2,800,000
Lancaster County Hospital Authority RB (Health Center Luthercare Project) Series 1999 DN (M&T Bank Corp. LOC),
3.47%, 1/07/08(c)	4,865	4,865,000
Lancaster County Hospital Authority RB (Landis Homes Retirement Community Project) Series 2002 DN (M&T Bank Corp. LOC),
3.47%, 1/07/08(c)	8,190	8,190,000
Lancaster County IDRB (Clean Creek Partners Project) Series 2000 AMT DN (M&T Bank Corp. LOC),
3.57%, 1/07/08(c)	4,365	4,365,000
Lancaster County IDRB (D&P Skibo LLC Project) Series 2001 AMT DN (Wachovia Bank N.A. LOC),
3.60%, 1/07/08(c)	1,250	1,250,000
Lancaster County IDRB (John F. Martin & Sons Project) Series 2001 AMT DN (Fulton Bank LOC),
3.67%, 1/07/08(c)	600	600,000
Lancaster County IDRB (Oakfront LP Project) Series 2001 AMT DN (M&T Bank Corp. LOC),
3.57%, 1/07/08(c)	1,875	1,875,000
Lancaster GO Munitops Trust Certificates Series 2007-47 DN (AMBAC Insurance, ABN-AMRO Bank N.V. LOC),
3.49%, 1/07/08(b)(c)	5,000	5,000,000
Lawrence County IDRB (L&N Metallurgical Products Project) Series 1996 AMT DN (Banque Nationale de Paribas LOC),
3.57%, 1/07/08(c)	3,645	3,645,000
Lebanon County Health Facility RB (Evangelican Long Church Retirement Village Project) Series 2000 DN (Northern Trust LOC),
3.47%, 1/07/08(c)	2,730	2,730,000
Lehigh County General Purpose Authority RB Series 2007 ROC-RR-II-R-862CE DN (Citibank N.A. Liquidity Facility, Citibank N.A. Guaranty),
3.50%, 1/07/08(b)(c)	4,890	4,890,000
Montgomery County Higher Education & Health Authority RB (Pennsylvania Higher Education & Health Loan Project) Series 1996A DN (M&T Bank Corp. LOC),
3.50%, 1/07/08(c)	2,400	2,400,000
Montgomery County IDRB (Apple Fresh Foods Ltd. Project) Series 1996 AMT DN (Wachovia Bank N.A. LOC),
3.53%, 1/07/08(c)	550	550,000
Moon IDRB (Providence Point Project) Series 2007 DN (Bank of Scotland Plc LOC),
3.50%, 1/07/08(c)	15,250	15,250,000
New Garden General Purpose Authority RB (Municipal Pooled Financing Project) Series 2003 II DN (FSA Insurance),
3.42%, 1/07/08(c)	1,095	1,095,000
Northampton County General Purpose Authority RB (Lafayette College Project) Series 2007 MB,
3.35%, 12/01/08	3,000	3,000,000
Northampton County IDRB (Bethlehem Contracting Project) Series 2001A AMT DN (M&T Bank Corp. LOC),
3.57%, 1/07/08(c)	2,695	2,695,000
Northampton County IDRB (Trent Family Partnership Project) Series 2002 AMT DN (Wachovia Bank N.A. LOC),
3.60%, 1/07/08(c)	1,795	1,795,000
Pennsylvania Economic Development Financing Authority RB (AMC Delancey Traditions Project) Series 2006 AMT DN (Citizens Bank of Pennsylvania LOC),
3.48%, 1/07/08(c)	3,200	3,200,000
Pennsylvania Economic Development Financing Authority RB (Evergreen Community Power Facility Project) Series 2007 AMT DN (Manufactures & Traders Trust Co. LOC),
3.52%, 1/07/08(c)	3,000	3,000,000
Pennsylvania Economic Development Financing Authority RB (Homewood Retirement Project) Series 1992E DN (M&T Bank Corp. LOC),
3.21%, 1/07/08(c)	3,925	3,925,000
Pennsylvania Economic Development Financing Authority RB (Material Technology Project) Series 2000D AMT DN (Wachovia Bank N.A. LOC),
3.60%, 1/07/08(c)	600	600,000
Pennsylvania Economic Development Financing Authority RB (Penn. Waste, Inc. Project) Series 2007 AMT DN (Manufacturers & Traders Trust Co. LOC),
3.52%, 1/07/08(c)	2,000	2,000,000
Pennsylvania Economic Development Financing Authority RB (People Energy Supply LLC Project) Series 2007 AMT DN (Wachovia Bank N.A. LOC),
3.20%, 2/01/08(c)	4,070	4,070,000
Pennsylvania Economic Development Financing Authority RB UBS Municipal Certificates Floaters Series 2007-07-15 DN (Landebank Hessen-Thruingen Girozentrale Liquidity Facility),
3.50%, 1/07/08(b)(c)	8,600	8,600,000
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB (IESI, Corp. Project) Series 2006V AMT DN (Bank of America N.A. Liquidity Facility),
3.54%, 1/07/08(b)(c)	8,700	8,700,000
Pennsylvania Economic Development Financing Authority Waste Water Treatment RB (Sunoco, Inc. Project) Series 2004A AMT DN (Sunoco, Inc. Guaranty),
3.38%, 1/07/08(c)	4,700	4,700,000
Pennsylvania Energy Development Authority RB (B&W Ebensburg Project) Series 1988 AMT DN (Landesbank Hessen-Thuringen Girozentrale LOC),
3.52%, 1/07/08(c)	1,000	1,000,000
Pennsylvania GO Municipal Trust Receipts Floaters Series 2007-1924 DN (Morgan Stanley Group Liquidity Facility),
3.50%, 1/07/08(b)(c)	3,378	3,378,500
Pennsylvania GO PUTTERS Series 2006-1382 DN (JPMorgan Chase Bank Liquidity Facility),
3.50%, 1/07/08(c)	2,115	2,115,000

DECEMBER 31, 2007	19

Pennsylvania Municipal Money Market Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
Pennsylvania (Continued)
Pennsylvania GO Series 1999 MB,
5.25%, 10/01/08	$675	$683,105
Pennsylvania GO Series 2004 MB,
5.00%, 7/01/08	2,450	2,467,382
Pennsylvania GO Series 2007 ROC-RR-II-R-11056 DN (Citibank N.A. Liquidity Facility),
3.05%, 3/13/08(b)(c)	2,000	2,000,000
Pennsylvania GO Series 2007 ROC-RR-II-R-11158 DN (Citibank N.A. Liquidity Facility),
3.50%, 1/07/08(b)(c)	1,510	1,510,000
Pennsylvania Higher Educational Assistance Agency Student Loan RB Series 1988E AMT DN (AMBAC Insurance, Wachovia Bank N.A. SBPA),
3.45%, 1/07/08(c)	6,100	6,100,000
Pennsylvania Higher Educational Assistance Agency Student Loan RB Series 1994A AMT DN (AMBAC Insurance, Westdeutsche Landesbank SBPA),
3.45%, 1/07/08(c)	2,300	2,300,000
Pennsylvania Higher Educational Assistance Agency Student Loan RB Series 1997A AMT DN (Dexia Credit Local SBPA),
3.46%, 1/07/08(c)	2,300	2,300,000
Pennsylvania Higher Educational Assistance Agency Student Loan RB Series 2001A AMT DN (AMBAC Insurance),
3.46%, 1/07/08(c)	1,000	1,000,000
Pennsylvania Higher Educational Assistance Agency Student Loan RB Series 2001B AMT DN (FSA Insurance, Multiple SBPAs),
3.52%, 1/07/08(c)	4,200	4,200,000
Pennsylvania Higher Educational Assistance Agency Student Loan RB Series 2002A AMT DN (FSA Insurance, Multiple SBPAs),
3.46%, 1/07/08(c)	6,600	6,600,000
Pennsylvania Higher Educational Assistance Agency Student Loan RB Series 2007A AMT DN (AMBAC Insurance, Morgan Stanley Group SBPA),
3.50%, 1/07/08(c)	2,200	2,200,000
Pennsylvania Higher Educational Facilities Authority RB (Assoc. of Independent Colleges & Universities Project) Series 1998 DN (Banque Nationale de Paribas LOC),
3.48%, 1/07/08(c)	2,600	2,600,000
Pennsylvania Higher Educational Facilities Authority RB (Honeysuckle Student Holding Project) Series 2004A DN (Allied Irish Bank Plc LOC),
3.45%, 1/07/08(c)	4,200	4,200,000
Pennsylvania Higher Educational Facilities Authority RB (Rosemont College Project) Series 2004O DN (Wachovia Bank N.A. LOC),
3.42%, 1/07/08(c)	900	900,000
Pennsylvania Higher Educational Facilities Authority RB (St. Joesph’s University Project) Series 1998C-4 DN (Allied Irish Bank Plc LOC),
3.40%, 1/07/08(c)	6,900	6,900,000
Pennsylvania Higher Educational Facilities Authority RB (Student Assoc. Housing, Inc. Project) Series 2006A DN (Citizens Bank of Pennsylvania LOC),
3.45%, 1/07/08(c)	7,895	7,895,000
Pennsylvania Higher Educational Facilities Authority RB (University of Pennsylvania Financing Project) Series 2004-N2 DN (National City Bank LOC),
3.44%, 1/07/08(c)	1,600	1,600,000
Pennsylvania Higher Educational Facilities Authority RB Municipal Trust Receipts Floaters Series 2006-1547 DN (AMBAC Insurance, Morgan Stanley Group Liquidity Facility),
3.50%, 1/07/08(c)	2,784	2,783,500
Pennsylvania Higher Educational Facilities Authority RB PUTTERS Series 2006-1271 DN (JPMorgan Chase Bank Liquidity Facility),
3.50%, 1/07/08(b)(c)	4,870	4,870,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Municipal Trust Receipts Floaters Series 2006K-57 AMT DN (Lehman Liquidity Co. Liquidity Facility),
3.65%, 1/07/08(b)(c)	2,500	2,500,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Municipal Trust Receipts Floaters Series 2007-2158 AMT DN (Morgan Stanley Municipal Funding Liquidity Facility),
3.55%, 1/07/08(b)(c)	750	750,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB PUTTERS Series 2006-1592 AMT DN (JPMorgan Chase Bank Liquidity Facility),
3.54%, 1/07/08(b)(c)	4,945	4,945,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB PUTTERS Series 2007-1213B AMT DN (JPMorgan Chase & Co. Liquidity Facility),
3.54%, 1/07/08(b)(c)	1,600	1,600,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-83B AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA),
3.45%, 1/07/08(c)	2,020	2,020,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-83C AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA),
3.45%, 1/07/08(c)	1,400	1,400,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-85B AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA),
3.45%, 1/07/08(c)	3,300	3,300,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-85C AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA),
3.45%, 1/07/08(c)	7,145	7,145,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2005-91B AMT DN (GO of Agency Insurance, DEPFA Bank Plc SBPA),
3.50%, 1/07/08(c)	11,500	11,500,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2006-92B AMT DN (Landesbank Hessen-Thueringen Girozentrale SBPA),
3.45%, 1/07/08(c)	17,270	17,270,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2006C-95 AMT DN (Dexia Bank SBPA),
3.45%, 1/07/08(c)	8,000	8,000,000

20	DECEMBER 31, 2007

Pennsylvania Municipal Money Market Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
Pennsylvania (Continued)

Pennsylvania Public School Building Authority RB (Philadelphia School District Project) PUTTERS Series 2007-1970 DN (FSA Insurance, State Aid Withholding Insurance, JPMorgan Chase Bank Liquidity Facility),

3.54%, 1/07/08(b)(c)	$2,130	$2,130,000
Pennsylvania Turnpike Commission RB Munitops Trust Certificates Series 2004-9 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA),
3.49%, 1/07/08(b)(c)	12,435	12,435,000
Pennsylvania Turnpike Commission RB Series 2001S MB (FGIC Insurance),
5.50%, 1/07/08	1,250	1,259,103
Pennsylvania Turnpike Commission RB Series 2001U DN (Dexia Credit Local SBPA),
3.40%, 1/07/08(c)	6,800	6,800,000
Pennsylvania Turnpike Commission RB Series 2002A-1 DN (WestLB SBPA),
3.40%, 1/07/08(c)	7,225	7,225,000
Pennsylvania Turnpike Commission RB Series 2002B DN (Credit Locale de France LOC),
3.42%, 1/07/08(c)	440	440,000
Pennsylvania Turnpike Commission RB Series 2005B DN (FSA Insurance, JPMorgan Chase Bank SBPA),
3.40%, 1/07/08(c)	1,000	1,000,000
Philadelphia Airport RB Floaters Series 2007-2157 AMT DN (FSA Insurance, Morgan Stanley Municipal Funding Liquidity Facility),
3.53%, 1/07/08(b)(c)	1,700	1,700,000
Philadelphia Airport RB Series 2005B AMT DN (MBIA Insurance, JPMorgan Chase Bank SBPA),
3.60%, 1/07/08(c)	700	700,000
Philadelphia Airport RB Series 2005C AMT DN (MBIA Insurance, JPMorgan Chase Bank SBPA),
3.55%, 1/07/08(c)	8,700	8,700,000
Philadelphia Authority IDRB (Airport Project) Series 1998P-1 AMT DN (FGIC Insurance, Bank of America N.A. SBPA),
3.52%, 1/07/08(b)(c)	5,000	5,000,000
Philadelphia Authority IDRB (Gift of Life Donor Program Project) Series 2003 DN (Commerce Bank N.A. LOC),
3.45%, 1/07/08(c)	2,445	2,445,000
Philadelphia Authority IDRB (Greater Philadelphia Health System Project) Series 2003 DN (Commerce Bank N.A. Liquidity Facility),
3.45%, 1/07/08(c)	1,300	1,300,000
Philadelphia Authority IDRB (Settlement Music School Project) Series 2004 DN (Allied Irish Bank Plc),
3.37%, 1/07/08(c)	1,000	1,000,000
Philadelphia Authority IDRB (Universal Community Homes Project) Series 2003 DN (Wachovia Bank N.A. LOC),
3.55%, 1/07/08(c)	1,930	1,930,000
Philadelphia Gas Works RB Series 2006-6 DN (FSA Insurance, JPMorgan Chase Bank SBPA, Wachovia Bank N.A. SBPA, Bank of Nova Scotia SBPA),
3.42%, 1/07/08(c)	1,700	1,700,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2002B DN (Landesbank Hessen-Thuringen Girozentrale LOC, JPMorgan Chase & Co. SBPA),
3.75%, 1/02/08(c)	3,000	3,000,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2003A DN (Morgan Guaranty Trust LOC),
3.75%, 1/02/08(c)	200	200,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Philadelphia Protestant Home Project) Series 2002 DN (Bank of America N.A. LOC),
3.48%, 1/07/08(c)	1,700	1,700,000
Philadelphia Redevelopment Authority Multi-Family Housing RB Municipal Trust Receipts Floaters Series 2006G-1 AMT DN (The Goldman Sachs Group, Inc. Guaranty, The Goldman Sachs Group, Inc. SBPA),
3.51%, 1/07/08(b)(c)	20,395	20,395,000
Philadelphia School District GO Series 2007A TRAN (Bank of America N.A. LOC),
4.50%, 6/27/08	13,675	13,725,183
Philadelphia Water & Waste Water RB Municipal Trust Receipts Floaters Series 2007-1713 DN (AMBAC Insurance, Rabobank Liquidity Facility),
3.49%, 1/07/08(b)(c)	3,515	3,515,000
Philadelphia Water & Waste Water RB Series 1995 MB (MBIA Insurance),
6.25%, 8/01/08	1,000	1,015,312
Philadelphia Water & Waste Water RB Series 2003 DN (FSA Insurance, Dexia Credit Local SBPA),
3.46%, 1/07/08(c)	690	690,000
Philadelphia Water & Waste Water RB Series 2005B DN (FSA Insurance, DEFPA Bank Plc SBPA),
3.46%, 1/07/08(c)	500	500,000
Philadelphia Water RB Munitops Trust Certificates Series 2005-15 DN (FSA Insurance, ABN-AMRO Bank N.V. SBPA),
3.49%, 1/07/08(c)	5,395	5,395,000
Pocono Mountain School District GO Floaters Series 2007-1681 DN (FSA Insurance, State Aid Withholding Insurance, Morgan Stanley Municipal Funding Liquidity Facility),
3.50%, 1/07/08(b)(c)	3,334	3,334,000
Schuylkill County IDRB (KP-Tamaqua LP Project) Series 2007 AMT DN (Citizens Bank of Pennsylvania LOC),
3.52%, 1/07/08(c)	1,535	1,535,000
Shippensburg Borough Authority RB (Bethlehem School District Project) Series 2007 DN (FSA Insurance, Dexia Credit Local SBPA),
3.45%, 1/07/08(c)	5,600	5,600,000
Souderton School District GO (High School Completion Project) Series 2007 DN (Depfa Bank Plc),
3.45%, 1/07/08(c)	3,675	3,675,000
Southcentral General Authority RB (Homewood Hanover Project) Series 2003 DN (M&T Bank Corp. LOC),
3.47%, 1/07/08(c)	18,500	18,500,000
Southcentral General Authority RB (Wellspan Health Obligated Project) Series 2005A DN (AMBAC Insurance, Dexia Credit Local SBPA),
3.46%, 1/07/08(c)	2,025	2,025,000
Southcentral General Authority RB (Wellspan Health Obligated Project) Series 2005B DN (AMBAC Insurance, Dexia Credit Local SBPA),
3.46%, 1/07/08(c)	1,085	1,085,000

DECEMBER 31, 2007	21

Pennsylvania Municipal Money Market Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
Pennsylvania (Continued)
Southcentral General Authority RB (York Cerebral Palsy Home Project) Series 2000 DN (Fulton Bank LOC),
3.52%, 1/07/08(c)	$3,300	$3,300,000
St. Mary Hospital Authority Bucks County RB (Catholic Health Initiatives Project) Series 2004B DN (Landesbank Hessen-Thuringen Girozentrale SBPA),
3.35%, 1/07/08(c)	1,100	1,100,000
St. Mary Hospital Authority Bucks County RB (Catholic Health Initiatives Project) Series 2004C DN,
3.37%, 1/07/08(c)	6,550	6,550,000
State Public School Building Authority RB (Philadelphia School District Project) Munitops Trust Certificates Series 2003-24 DN (FSA Insurance, ABN-AMRO Bank N.V. SBPA),
3.48%, 1/07/08(b)(c)	2,145	2,145,000
State Public School Building Authority RB (Philadelphia School District Project) ROC-RR-II-R-11268 DN (FSA State Aid Withholding Insurance, Citibank N.A. Liquidity Facility),
3.50%, 1/07/08(b)(c)	2,415	2,415,000
Stroudsburg Area School District GO Series 2007 TRAN,
4.50%, 6/30/08	1,333	1,336,931
Union County IDRB (Stabler Cos., Inc. Project) Series 2001 AMT DN (M&T Bank Corp. LOC),
3.57%, 1/07/08(c)	6,365	6,365,000
University of Pittsburgh of the Commonwealth Systems of Higher Education RB (University Capital Project) Series 2005A DN (DEPFA Bank Plc SBPA),
3.40%, 1/07/08(c)	5,600	5,600,000
University of Pittsburgh of the Commonwealth Systems of Higher Education RB (University Capital Project) Series 2006C DN (Lloyds TSB Bank Plc SBPA),
3.40%, 1/07/08(c)	800	800,000
University of Pittsburgh of the Commonwealth Systems of Higher Education RB (University Capital Project) Series 2007A DN,
3.40%, 1/07/08(c)	3,600	3,600,000
University of Pittsburgh of the Commonwealth Systems of Higher Education RB (University Capital Project) Series 2007A DN (Fortis Bank SBPA, Banco Bilbao Vizcaya Argentaria S.A. SBPA),
3.40%, 1/07/08(c)	2,000	2,000,000
Upper Merion General Authority Lease RB Series 2003 DN (Commerce Bank N.A. LOC),
3.45%, 1/07/08(c)	805	805,000
Upper Merion Municipal Utility Authority RB (Sewer Project) Series 2003 DN (Commerce Bank N.A. LOC),
3.45%, 1/07/08(c)	1,230	1,230,000
Upper St. Clair Township GO Munitops Trust Certificates Series 2002 DN (FSA Insurance, ABN-AMRO Bank N.V. SBPA),
3.48%, 1/07/08(b)(c)	2,640	2,640,000
Venango IDA GO (Scrubgrass Project) Series 2007 AMT TECP,
3.37%, 2/01/08-2/11/08	26,100	26,100,000
Washington County Authority RB (Girard Estate Refunding Project) Series 1999 DN (Chase Manhattan LOC),
3.43%, 1/07/08(c)	1,000	1,000,000
Washington County Authority RB (University of Pennsylvania Project) Series 2004 DN,
3.33%, 1/07/08(c)	1,500	1,500,000
Washington County IDRB (Pennatronics Corp. Project) Series 2001 AMT DN (National City Bank N.A. LOC),
3.59%, 1/07/08(c)	2,810	2,810,000
West Cornwall Township Municipal Authority RB (General Government Loan Program) Series 2003A DN (FSA Insurance, Dexia Credit Local SBPA),
3.45%, 1/07/08(c)	1,760	1,760,000
Westmoreland County IDRB (Industrial Development McCutcheon Enterprise Project) Series 1999 AMT DN (National City Bank N.A. LOC),
3.59%, 1/07/08(c)	1,535	1,535,000
Westmoreland County Municipal Authority RB Series 2003 MB (FGIC Insurance),
5.00%, 1/07/08	4,405	4,441,369
York County Hospital Authority RB (Homewood Retirement Centers of The United Church of Christ, Inc. Project) Series 1990 DN (M&T Bank Corp. LOC),
3.21%, 1/07/08(c)	4,050	4,050,000
York County IDRB (Allied-Signal, Inc. Project) Series 1993 DN,
3.70%, 1/07/08(c)	1,000	1,000,000
York County IDRB (Interstate Holdings Co. Project) Series 2003 AMT DN (Wachovia Bank N.A. Liquidity Facility),
3.60%, 1/07/08(c)	1,195	1,195,000
York County IDRB (Raich Family Ltd. Partner Project) Series 2000 AMT DN (M&T Bank Corp. LOC),
3.57%, 1/07/08(c)	2,000	2,000,000
York County IDRB (York Sheet Metal, Inc. Project) Series 1998 DN (Wachovia Bank N.A. LOC),
3.31%, 1/07/08(c)	2,165	2,165,000
York General Authority RB (Strand Capital Performing Arts Center Project) Series 2002 DN (M&T Bank Corp. LOC),
3.50%, 1/07/08(c)	5,560	5,560,000

		610,107,320

Puerto Rico — 2.0%
Commonwealth of Puerto Rico GO Series 2007 TRAN (Multiple LOCs),
4.25%, 7/30/08	7,500	7,536,014
Commonwealth of Puerto Rico Infrastructure Financing Authority RB MERLOTS Trust Receipts Series 2005A-21 DN (AMBAC Insurance, Bank of New York SBPA),
3.65%, 1/07/08(b)(c)	4,965	4,965,000

		12,501,014

TOTAL INVESTMENTS IN SECURITIES — 100.7%
(Cost $622,608,334(a))		622,608,334
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(4,510,030)

NET ASSETS — 100.0%		$618,098,304

22	DECEMBER 31, 2007

Pennsylvania Municipal Money Market Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

(a)	Aggregate cost for federal income tax purposes.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of December 31, 2007, the Portfolio held 22.8% of its net assets, with a current market value of $141,047,500, in securities restricted as to resale.
(c)	Rate shown is the rate as of December 31, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

DECEMBER 31, 2007	23

Virginia Municipal Money Market Portfolio
Schedule of Investments As of December 31, 2007 (Unaudited)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds — 98.0%
Puerto Rico — 12.5%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority RB Series 2007R-1001CE DN (Citigroup Financial Products Liquidity Facility, Citigroup Global Markets Holdings, Inc. Guaranty),
3.50%, 1/07/08(b)(c)	$1,500	$1,500,000
Commonwealth of Puerto Rico GO Series 2007A-4 DN (FSA Insurance, Dexia Credit Local SBPA),
3.27%, 1/02/08(c)	2,900	2,900,000
Commonwealth of Puerto Rico GO Series 2007 TRAN (Multiple LOCs),
4.25%, 7/30/08	4,000	4,019,207
Puerto Rico Electric Power Authority RB Series 2007 SGB-69 DN (FSA Insurance, Societe General Group LOC),
3.55%, 1/02/08(c)	1,000	1,000,000
Puerto Rico Electric Power Authority RB Series 2007 SGC-19 DN (FSA Insurance, Societe General Group Liquidity Facility),
3.45%, 1/07/08(b)(c)	1,780	1,780,000
Puerto Rico Sales Tax Financing Corp. RB Municipal Trust Receipts Floaters Series 2007-2006-1991 DN (Morgan Stanley Municipal Funding Guaranty, Morgan Stanley Municipal Funding Liquidity Facility),
3.49%, 1/07/08(b)(c)	3,900	3,900,000

		15,099,207

Virginia — 85.5%
Albemarle County IDRB (Jefferson Scholars Foundation Project) Series 2007 DN (SunTrust Bank LOC),
3.44%, 1/07/08(c)	5,100	5,100,000
Alexandria IDRB (Goodwin House Project) Series 2005 DN (Wachovia Bank N.A. LOC),
3.67%, 1/02/08(c)	100	100,000
Alexandria IDRB (YMCA of Billings Project) Series 1998 DN (M&T Bank Corp. LOC),
3.24%, 1/07/08(c)	3,350	3,350,000
Arlington County IDRB (Woodbury Park Project) Series 2005A DN (Federal Home Loan Mortgage Liquidity Facility),
3.42%, 1/07/08(c)	3,270	3,270,000
Chesapeake Bay Bridge & Tunnel Commonwealth District RB MERLOTS Trust Receipts Series 2003 DN (MBIA Insurance, Wachovia Bank N.A. Liquidity Facility),
3.50%, 1/07/08(b)(c)	895	895,000
Clarke County IDA Hospital Facilities RB (Winchester Medical Center, Inc. Project) Series 2000 DN (FSA Insurance, Morgan Guaranty Trust SBPA),
3.45%, 1/07/08(c)	625	625,000
Fairfax County Economic Development Authority RB (National Industries for Severe Handicap Project) Series 2002 DN (SunTrust Bank LOC),
3.44%, 1/07/08(c)	450	450,000
Fairfax County Economic Development Authority RB (Smithsonian Institute Project) Series 2006A DN (Bank of America N.A. LOC),
3.38%, 1/07/08(c)	1,350	1,350,000
Fairfax County Economic Development Authority RB Munitops Trust Certificates (Route 28 Project) Series 2003 DN (MBIA Insurance, ABN-AMRO Bank SBPA),
3.49%, 1/07/08(c)	2,500	2,500,000
Fairfax County GO Series 2000A MB,
5.00%, 6/01/08	350	359,188
Fairfax County IDRB (Inova Health Systems Project) Series 2005A-1 DN,
3.45%, 1/07/08(c)	7,705	7,705,000
Fairfax County IDRB (Inova Health Systems Project) Series 2005A-2 DN,
3.45%, 1/07/08(c)	255	255,000
Fairfax County IDRB (Inova Health Systems Project) Series 2005C-1 DN,
3.45%, 1/07/08(c)	3,545	3,545,000
Fairfax County Redevelopment & Housing Authority RB Series 2007 BAN,
4.00%, 2/12/08	2,900	2,901,001
Farmville IDA Educational Facilities RB (Longwood Student Housing Projects) Series 2007 DN (Assured Guaranty Ltd., Bank of America N.A. SBPA),
3.48%, 1/07/08(c)	3,000	3,000,000
Hampton Redevelopment & Housing Authority RB (Multi-Family Housing Project) Series 1998 DN (Federal National Mortgage Assoc. Credit Support & LOC),
3.41%, 1/07/08(c)	400	400,000
Hampton Roads Regional Jail Authority Facilities RB Series 2004 ROC-RR-II-R-2156 MB (MBIA Insurance, Citibank N.A. Liquidity Facility),
3.70%, 1/03/08(b)	1,375	1,375,000
Lexington IDA Educational Facilities RB (VMI Development Board, Inc. Project) Series 2006 DN (Wachovia Bank N.A. LOC),
3.70%, 1/02/08(c)	1,200	1,200,000
Loudoun County GO (Public Improvement Project) Series 2002A MB,
5.00%, 5/01/08	850	853,661
Loudoun County IDRB (Hill School Project) Series 2002 DN (SunTrust Bank LOC),
3.44%, 1/07/08(c)	1,100	1,100,000
Loudoun County IDRB (Howard Hughes Medical Institute Project) Series 2003A DN,
3.45%, 1/07/08(c)	1,300	1,300,000
Loudoun County IDRB (Howard Hughes Medical Institute Project) Series 2003B DN,
3.45%, 1/07/08(c)	3,800	3,800,000
Loudoun County IDRB (Howard Hughes Medical Institute Project) Series 2003D DN,
3.45%, 1/07/08(c)	900	900,000
Loudoun County IDRB (Howard Hughes Medical Institute Project) Series 2003E DN,
3.45%, 1/02/08(c)	400	400,000
Loudoun County IDRB (Howard Hughes Medical Institute Project) Series 2003F DN,
3.45%, 1/07/08(c)	445	445,000
Louisa IDA PCRB (Virginia Electric & Power Co. Project) Series 1985 TECP,
3.75%, 1/11/08	1,100	1,100,000
Madison County IDRB (Woodberry Forest School Project) Series 2007 DN (SunTrust Bank LOC),
3.74%, 1/02/08(c)	300	300,000
Montgomery County IDRB (Virginia Technical Foundation Project) Series 2005 DN (Bank of America N.A. LOC),
3.80%, 1/02/08(c)	300	300,000

24	DECEMBER 31, 2007

Virginia Municipal Money Market Portfolio
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (Continued)
Virginia (Continued)
Norfolk Redevelopment & Housing Authority RB (Harbor’s Edge Project) Series 2004B DN (HSH Nordbank AG LOC),
3.50%, 1/07/08(c)	$3,700	$3,700,000
Richmond IDRB (Diocese of Virginia Church School Project) Series 2005 DN (SunTrust Bank LOC),
3.80%, 1/02/08(c)	300	300,000
Richmond Public Utility RB Series 2007-1746 DN (FSA Insurance, Morgan Stanley Group LOC),
3.50%, 1/07/08(b)(c)	1,500	1,500,000
UBS Municipal Certificates RB UBS Municipal Certificates Floaters (Virginia Authority Project) Series 2007 DN (Bank of New York LOC),
3.50%, 1/07/08(b)(c)	2,700	2,700,000
University of Virginia GO Series 2003B TECP,
3.33%, 1/18/08	4,600	4,600,000
University of Virginia RB Munitops Trust Certificates Series 2005-48 DN (ABN-AMRO Bank N.V. SBPA),
3.49%, 1/07/08(b)(c)	3,500	3,500,000
Upper Occoquan Sewer Authority RB Municipal Trust Receipts Floaters Series 2007-2262 DN (Morgan Stanley Municipal Funding Liquidity Facility),
3.50%, 1/07/08(b)(c)	3,810	3,810,000
Upper Occoquan Sewer Authority RB Munitops Trust Certificates Series 2007-30 DN (ABN-AMRO Bank N.V. SBPA),
3.49%, 1/07/08(b)(c)	1,600	1,600,000
Upper Occoquan Sewer Authority RB Series 2007-123 DN (FSA Insurance, Bank of America N.A. Liquidity Facility),
3.50%, 1/07/08(c)	2,230	2,230,000
Virginia Beach Development Authority IDRB (Ocean Ranch Motel Corp. Project) Series 1998 DN (Branch Banking & Trust Co. LOC),
3.45%, 1/07/08(c)	700	700,000
Virginia Beach GO MERLOTS Trust Receipts Series 2007D-11 DN (Wachovia Bank N.A. LOC),
3.50%, 1/07/08(b)(c)	1,470	1,470,000
Virginia Biotechnology Research Partnership Authority RB (Virginia Blood Services Project) Series 2006 DN (SunTrust Bank LOC),
3.44%, 1/07/08(c)	600	600,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Project) Series 2004A MB,
5.00%, 2/01/08	3,000	3,003,335
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Project) Series 2005 MB,
5.00%, 2/01/08	550	550,605
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Project) Series 2006B DN (Wachovia Bank N.A. SBPA),
3.72%, 1/02/08(c)	600	600,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Project) Series 2006C DN (Wachovia Bank N.A. SBPA),
3.70%, 1/02/08(c)	1,450	1,450,000
Virginia College Building Authority Educational Facilities RB (Shenandoah University Project) Series 2006 DN (Branch Banking & Trust Co. LOC),
3.80%, 1/02/08(c)	2,500	2,500,000
Virginia College Building Authority Educational Facilities RB (University of Richmond Project) Series 2006 DN (SunTrust Bank SBPA),
3.80%, 1/02/08(c)	200	200,000
Virginia College Building Authority Educational Facilities RB PUTTERS Series 2007-1958 DN (JPMorgan Chase Bank Liquidity Facility),
3.51%, 1/07/08(b)(c)	1,100	1,100,000
Virginia College Building Authority Educational Facilities RB Series 2003-379 DN (JPMorgan Chase & Co. LOC),
3.51%, 1/07/08(c)	3,920	3,920,000
Virginia Commonwealth Transportation Board RB Series 2007-1807B DN (JPMorgan Chase & Co. LOC),
3.51%, 1/07/08(b)(c)	1,115	1,115,000
Virginia Commonwealth Transportation Board RB Series 2007 ROC-RR-II-R-10076 DN (Citibank N.A. Liquidity Facility),
3.50%, 1/07/08(b)(c)	1,200	1,200,000
Virginia Public Building Authority RB Series 2005D DN (Dexia Bank SBPA),
3.42%, 1/07/08(c)	2,200	2,200,000
Virginia Public School Authority RB (School Financing Project) Series 2003D MB (State Aid Withholding Guaranty),
5.00%, 2/01/08	475	475,513
Virginia Public School Authority RB (School Financing Project) Series 2004A MB (State Aid Withholding Insurance),
5.00%, 8/01/08	420	423,567
Virginia Public School Authority RB Series 2003 ROC-RR-II-R-4050 DN (Citigroup, Inc. Liquidity Facility),
3.50%, 1/07/08(c)	1,845	1,845,000
Virginia Resources Authority Clean Water RB Municipal Trust Receipts Floaters Series 2007-1860 DN (Wells Fargo Bank N.A. LOC),
3.45%, 1/07/08(b)(c)	3,600	3,600,000
Virginia Small Business Financing Authority RB (Children’s Hospital-Kings Project) Series 2006 DN (Wachovia Bank N.A. LOC),
3.43%, 1/07/08(c)	2,180	2,180,000
Winchester Authority Residential Care Facility IDRB (Westminster-Cantenbury Project) Series 2005B DN (Branch Banking & Trust Co. LOC),
3.45%, 1/07/08(c)	1,500	1,500,000

		103,451,870

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENT — 98.0%
(Cost $118,551,077)		118,551,077

DECEMBER 31, 2007	25

Virginia Municipal Money Market Portfolio
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

	Par (000)	Value
Affiliated Investments — 1.5%
Virginia — 1.5%
Virginia Commonwealth University RB Series 2006A DN (AMBAC Insurance, Wachovia Bank N.A. Liquidity Facility),
3.63%, 1/02/08(c)
(Cost $1,900,000)	$1,900	$1,900,000

TOTAL INVESTMENTS IN SECURITIES — 99.5%
(Cost $120,451,077(a))		120,451,077
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		546,934

NET ASSETS — 100.0%		$120,998,011

(a)	Aggregate cost for federal income tax purposes.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of December 31, 2007, the Portfolio held 25.7% of its net assets, with a current market value of $31,045,000, in securities restricted as to resale.
(c)	Rate shown is the rate as of December 31, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

26	DECEMBER 31, 2007

Schedule of Investments	Money Market Portfolios

KEY TO INVESTMENT ABBREVIATIONS

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Note
COP	Certificate of Participation
DN	Demand Note (Variable Rate)
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
ISD	Independent School District
LOC	Letter of Credit
MB	Municipal Bond
MBIA	Municipal Bond Insurance Assoc.
MERLOTS	Municipal Exempt Receipt-Liquidity Optional Tender
PCRB	Pollution Control Revenue Bond
PUTTERS	Putable Tax-Exempt Receipt
RAN	Revenue Anticipation Note
RB	Revenue Bond
ROC	Reset Option Certificate
SBPA	Stand-by Bond Purchase Agreement
TAN	Tax Anticipation Note
TECP	Tax-Exempt Commercial Paper
TRAN	Tax & Revenue Anticipation Note

DECEMBER 31, 2007	27

Item 2 – Controls and Procedures

2	(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2	(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	February 21, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date:	February 21, 2008